As filed with the Securities and Exchange Commission on March 17, 2003

Registration No. 333-________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ____

[ ] Post Effective Amendment No. ____

(Check appropriate Box or Boxes)

Waddell & Reed Advisors Funds, Inc.*
(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue
Shawnee Mission, Kansas 66202-4200
(Address of Principal Executive Offices)

(913) 236-2000
(Area Code and Telephone Number)

Kristen A. Richards
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

(Name and Address of Agent for Services)

Copies to:

Clifford J. Alexander
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, $.01 par value

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

*On behalf of the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Accumulative Fund.

IVY GROWTH FUND
925 SOUTH FEDERAL HIGHWAY, SUITE 600
BOCA RATON, FLORIDA 33432

Dear Shareholder:

As a shareholder of the Ivy Growth Fund, you are invited to vote on a proposal to merge your Fund into the Waddell & Reed Advisors Accumulative Fund. Your Fund will hold a special meeting of shareholders on June 3, 2003, at 10:00 a.m., Central Time to consider the proposed acquisition. Your Fund's acquisition is one of a number of fund acquisitions and one liquidation proposed by Waddell & Reed Ivy Investment Company (the "Adviser"), the investment adviser to the Ivy Growth Fund. The specific details and reasons for the Ivy Growth Fund's acquisition are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Ivy Fund's Board of Trustees unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

This special meeting will be held at the offices of Waddell & Reed Financial, Inc. located at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your Fund has retained the services of Georgeson Shareholder Communications, Inc. to assist shareholders with the voting process. As we get closer to June 3, shareholders who have not yet voted may receive a call from Georgeson Shareholder Communications reminding them to exercise their right to vote.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on June 3, 2003. If you have more than one account registered in your name, you will receive a separate proxy card for each account. You can vote easily and quickly by mail, by phone, by internet or in person. If voting by mail, a self-addressed, postage-paid envelope has been enclosed for your convenience. If voting by phone, please call 1-800- ____ . If voting by internet, please log on to www.proxyweb.com and use the control number on the front of your proxy card. Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Georgeson Shareholder Communications at     .

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Henry J. Herrmann, President
Ivy Fund

April ___, 2003

Henry Herrmann is President, Chief Executive Officer, and Chief Investment Officer of Waddell & Reed Investment Management Company, and President and Chief Investment Officer of Waddell & Reed Ivy Investment Company. Mr. Herrmann also serves as President and Chief Investment Officer of Waddell & Reed Financial, Inc., a national mutual fund management and distribution company headquartered in Overland Park, Kansas.

Joining the firm as a senior investment analyst covering the technology industries, Mr. Herrmann began his career with Waddell & Reed in 1971. From 1976 to 1987, he was portfolio manager of the Waddell & Reed Advisors Vanguard Fund. Mr. Herrmann also managed the Waddell & Reed Advisors New Concepts Fund from its inception in June 1983 to February 1989. He was named President and Chief Investment Officer of Waddell & Reed Investment Management Company in 1987.

Mr. Herrmann received his BS in finance from New York University in 1966. Prior to joining Waddell & Reed, he was an investment analyst specializing in high technology stocks for a major New York City bank and two Wall Street brokerage firms.

Mr. Herrmann is a Chartered Financial Analyst. He is a member of the Association for Investment Management and Research (AIMR). He is a member and past president of the Kansas City Society of Financial Analysts.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 3, 2003

IVY GROWTH FUND

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Growth Fund will be held at 10:00 a.m. Central Time on Tuesday, June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas for these purposes:

1 To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Growth Fund to, and the assumption of all of the liabilities of the Ivy Growth Fund by, the Waddell & Reed Advisors Accumulative Fund in exchange for shares of the Waddell & Reed Advisors Accumulative Fund and the distribution of such shares to the shareholders of the Ivy Growth Fund in complete liquidation of the Ivy Growth Fund.

2 To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

Shareholders of record at the close of business on April 7, 2003, are entitled to notice of and to vote at the meeting and any adjourned session.

By order of the Board of Trustees,

Kristen A. Richards, Secretary

April ____, 2003

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy insert for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus And Proxy Statement
April ___, 2003

Acquisition of The Assets and Liabilities of The
Ivy Growth Fund
c/o Ivy Fund
925 South Federal Highway, Suite 600
Boca Raton, Florida 33432
800-777-6472
By and in Exchange for Shares of the
Waddell & Reed Advisors Accumulative Fund
c/o Waddell & Reed Advisors Funds, Inc.
6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

913-236-2000

QUESTIONS AND ANSWERS .................................................4

PROPOSAL -- Acquisition of the Ivy Growth Fund

Appendix D -- Information Applicable to Class A, Class B, Class C and Class Y
Shares of the WRA Fund and Class A, Class B,
Class C and Advisor Shares of the Acquired Fund .......................................D-1

Appendix E -- Financial Highlights of the Waddell & Reed Advisors
Accumulative Fund ............................................................E-1

Appendix F -- Financial Highlights of the Ivy Growth Fund .................................F-1

Appendix G -- Management's Discussion of Fund Performance of the
Waddell & Reed Advisors Accumulative Fund ..........................................G-1

This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Ivy Growth Fund (the "Acquired Fund") by the Waddell & Reed Advisors Accumulative Fund (the "WRA Fund" and, together with the Acquired Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Acquired Fund (the "Meeting"), which will be held at 10:00 a.m. Central Time on June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas. The Funds are each a series of a registered, open-end management investment company (mutual funds). The Acquired Fund's investment goal is long-term growth, with current income being a secondary consideration. The WRA Fund's investment goal is capital growth, with current income as a secondary goal. Please read this Prospectus/Proxy and keep it for future reference.

The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Acquired Fund by the WRA Fund. If the Acquisition of the Acquired Fund occurs, you will become a shareholder of the WRA Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Acquired Fund and the Acquisition occurs, the Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the WRA Fund in exchange for shares of a similar class of the WRA Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Acquired Fund will be distributed pro rata to the Acquired Fund's shareholders of the corresponding class.

Shareholders of the Acquired Fund are being asked to vote on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

Please review the enclosed prospectus of the WRA Fund. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:

    The Prospectus for the Acquired Fund dated April 30, 2002, as supplemented on May 16, 2002, August 29, 2002, December 23, 2002, January 10, 2003, February 6, 2003 and March 4, 2003.
    The Statement of Additional Information for the Acquired Fund dated April 30, 2002, as supplemented on December 23, 2002 and January 10, 2003.
    Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to shareholders of the Acquired Fund dated December 31, 2002.
    The Statement of Additional Information for the WRA Fund dated April __, 2003 relating to this Prospectus/Proxy.

The Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, you may call 1-800-456-5111, or you may write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Acquired Fund at www.ivyfunds.com. Text-only versions of all the Acquired Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy is truthful or complete. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Acquisition and of the information contained in this Prospectus/Proxy. Please review the full Prospectus/Proxy prior to casting your vote.

1 WHAT IS BEING PROPOSED?

The Board of Trustees of the Ivy Fund is recommending approval of a transaction in which the WRA Fund would acquire the Acquired Fund. This means that the WRA Fund would acquire all of the assets and liabilities of the Acquired Fund in exchange for shares of the WRA Fund. The WRA Fund is a portfolio of Waddell & Reed Advisors Funds, Inc. ("WRA Funds") and has a similar investment goal, and similar investment policies, strategies and restrictions as the Acquired Fund. Please see the answer to Question 4 below for more information comparing the investment goals, strategies and policies of the Funds.

If the Acquisition relating to the Acquired Fund is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the WRA Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around [June __], 2003.

2 WHY IS THE ACQUISITION BEING PROPOSED?

Waddell & Reed Ivy Investment Company ("Adviser"), the investment adviser to the Acquired Fund, manages the fifteen mutual fund portfolios that are offered by the Ivy Fund. Waddell & Reed Investment Management Company ("WRIMCO") is the investment adviser to the WRA Funds and W&R Funds, Inc. (collectively, the "W&R Family of Funds") as well as to W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. The Adviser and certain affiliates were acquired by Waddell & Reed Financial, Inc. on December 16, 2002, and management of the combined company began the process of comparing product offerings within the Ivy and W&R Family of Funds. The Adviser has proposed a number of acquisitions and one liquidation involving the Ivy Funds and the W&R Family of Funds in addition to the Acquisition described in this Prospectus/Proxy.

The Board of Trustees of the Ivy Fund recommends approval of the Acquisition because it offers shareholders of the Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Trustees also considered the following factors, among others:

  the Acquired Fund and the WRA Fund have the same portfolio manager and share similar investment goals and investment strategies and policies;
  based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of December 31, 2002, shareholders of the Acquired Fund are expected to experience lower net expenses;
  shareholders of the Acquired Fund will move into a fund with better long-term and intermediate-term performance records, which the Adviser believes it will be able to leverage into significant growth; and
  the Acquisition is expected to be tax-free for shareholders of the Acquired Fund who choose to remain shareholders of the WRA Fund, while liquidation or shareholder redemption would be a realization event for tax purposes.

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Ivy Fund Trustees.

3 HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS
COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Acquired Fund and the WRA Fund and to analyze the estimated expenses that the Adviser expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Class A shareholders of the Acquired Fund will receive Class A shares of the WRA Fund, Class B shareholders of the Acquired Fund will receive Class B shares of the WRA Fund, Class C shareholders of the Acquired Fund will receive Class C shares of the WRA Fund, and Advisor Class shareholders of the Acquired Fund will receive Class Y shares of the WRA Fund. No Class I shares of the Acquired Fund are outstanding as of the date of this Prospectus/Proxy, and Class I shares of the Acquired Fund are not currently available for sale. Therefore, the Acquisition will not involve the transfer of any Class I shares of the Acquired Fund. The shareholder fees presented below for the WRA Fund apply both before and after giving effect to the Acquisition. Sales charges, if applicable, are paid directly by shareholders to the relevant Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Acquired Fund for its last fiscal year (ended December 31, 2002) and for the WRA Fund as of December 31, 2002 and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of December 31, 2002.

Shareholders of the Acquired Fund will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") will continue to apply.

SHAREHOLDER FEES
(paid directly from your investment)

Acquired Fund
	Class A	Class B	Class C	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) on redemptions (as a percentage of the purchase price)	None(1)	5.00%	1.00%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)(2)	2.00%	None	None	None

	WRA Fund
	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load)(3) on redemptions (as a percentage of the lesser of purchase price or redemption price)	None(4)	5.00%	1.00%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)	None	None	None	None

(1) A CDSC of 1.00% may apply to Class A shares of the Acquired Fund if the amount invested was $500,000 or more and the Class A shares are redeemed within two years of the end of the month in which they were purchased. See Appendix D to this Prospectus/Proxy.

(2) If you choose to receive your Acquired Fund redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares of the Acquired Fund redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares of the Acquired Fund purchased without a sales charge.

(3) The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares of the WRA Fund, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares of the WRA Fund, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months of purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares in calculating the applicable CDSC, if any, all payments during a month are totaled and deemed to have been made on the first day of the month.

(4) A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares of WRA Fund that are redeemed within twelve months of purchase.

ANNUAL FUND OPERATING EXPENSES (deducted directly from Fund assets)

	Acquired Fund (as of 12/31/02)
	Class A	Class B	Class C	Advisor
Management fees (%)	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.65	0.90	1.14	0.83
Total annual fund operating expenses (%)	1.75	2.75	2.99	1.68

	WRA Fund (as of 12/31/02)
	Class A	Class B	Class C	Class Y
Management fees (%)	0.67	0.67	0.67	0.67
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.23	0.62	0.43	0.20
Total annual fund operating expenses (%)	1.15	2.29	2.10	0.87

	WRA Fund (Pro Forma Combined at 12/31/02)
	Class A	Class B	Class C	Class Y
Management fees (%)	0.67	0.67	0.67	0.67
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.23	0.60	0.43	0.20
Total annual fund operating expenses (%)	1.15	2.27	2.10	0.87

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Acquired Fund or the WRA Fund currently with the cost of investing in the WRA Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

    $10,000 initial investment
    5% total return for each year
    Each Fund's operating expenses remain the same
    Reinvestment of all dividends and distributions
ACQUIRED FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$743	$1,094	$1,469	$2,519
Class B did not sell your shares sold all your shares at end of period	278 778	853 1,153	1,454 1,654	2,840(1) 2,840(1)
Class C did not sell your shares sold all your shares at end of period	302 402	924 924	1,572 1,572	3,308 3,308
Advisor Shares	171	530	913	1,987

WRA FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$685	$919	$1,172	$1,892
Class B did not sell your shares sold all your shares at end of period	232 632	715 1,015	1,225 1,325	2,336(1) 2,336(1)
Class C did not sell your shares sold all your shares at end of period	213 213	658 658	1,129 1,129	2,431 2,431
Class Y	89	278	482	1,073

WRA FUND (PRO FORMA COMBINED)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$685	$916	$1,167	$1,881
Class B did not sell your shares sold all your shares at end of period	230 630	709 1,009	1,215 1,315	2,318 2,318
Class C did not sell your shares sold all your shares at end of period	213 213	658 658	1,129 1,129	2,431 2,431
Class Y	89	278	482	1,073

(1) Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and (2) certain fixed costs involved in operating the Acquired Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the WRA Fund or WRIMCO.

4 HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE ACQUIRED FUND AND WRA FUND COMPARE?

The Acquired Fund and the WRA Fund have similar investment goals, strategies and policies.

This table compares the investment goal and principal investment strategies of the Acquired Fund to those of the WRA Fund.

ACQUIRED FUND	WRA FUND
INVESTMENT GOAL. The Acquired Fund's investment goal is long-term growth, with current income being a secondary consideration. The Fund seeks to achieve its goal principally as follows:	INVESTMENT GOAL. The WRA Fund's investment goal is capital growth, with current income as a secondary goal. The Fund seeks to achieve its goal principally as follows:

- The Fund invests primarily in the equity securities (including common stock, preferred stock and securities convertible into common stock) of U.S. companies of any size.

- Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

- The Fund's portfolio is divided into two segments, each of which is managed according to the investment style of its portfolio manager.

- Approximately one-half of the Fund's portfolio is comprised of companies that have had a proven and consistent record of earnings, but whose prices appear to be low relative to their underlying profitability.

- The other half of the Fund's portfolio is invested in equity securities of small -- and medium-sized U.S. companies that are in the early stages of their life cycles and that are believed to have the potential to increase their sales and earnings at above average rates.

- The Fund invests primarily in common stocks of largely capitalized U.S. and foreign companies. The Fund may invest in companies of any size and of any industry in order to achieve its primary goal of growth. The Fund may periodically emphasize a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. A stock has growth potential if, in WRIMCO's opinion, the earnings of the company are likely to grow faster than the economy.

- WRIMCO attempts to select securities with appreciation possibilities by looking at many factors, including:

    stability and predictability of earnings growth
    acceleration of earnings and/or revenue
    improvement in profitability
    potential turnaround opportunities

- In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

For more information concerning investment policies and restrictions, see each Fund's Prospectus and Statement of Additional Information.

5 WHAT CLASS OF WRA FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE ACQUIRED FUND OCCURS?

If you own Class A shares of the Acquired Fund, you will receive Class A shares of the WRA Fund. The initial sales charge will not apply to Class A shares you receive in connection with the Acquisition. An initial sales charge will apply to any purchases of Class A shares of the WRA Fund you make after consummation of the Acquisition. If you purchased $500,000 or more of Class A shares of the Acquired Fund within one year prior to the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within two years after the end of the month in which you purchased the Acquired Fund Class A shares.

If you own Class B shares of the Acquired Fund, you will receive Class B shares of the WRA Fund. The CDSC applicable to the Acquired Fund Class B shares will apply to your redemption of Class B shares you receive in the Acquisition.

If you own Class C shares of the Acquired Fund, you will receive Class C shares of the WRA Fund. The CDSC applicable to the Acquired Fund Class C shares will apply to your redemption of Class C shares you receive in the Acquisition.

If you own Advisor Class shares of the Acquired Fund, you will receive Class Y shares of the WRA Fund.

For more information on the characteristics of the WRA Fund shares you will receive in comparison to the Acquired Fund shares you currently own, please see the section "Information About the Acquisition - Shares You Will Receive" in the Proposal section of this Prospectus/Proxy and Appendix D.

6 WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Acquired Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Acquired Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of the Acquired Fund shares are expected to carry over to your new shares in the WRA Fund.

PROPOSAL
ACQUISITION OF THE IVY GROWTH FUND
BY THE
WADDELL & REED ADVISORS ACCUMULATIVE FUND

THE PROPOSAL

Shareholders of the Acquired Fund are being asked to approve the Agreement and Plan of Reorganization dated [__________], 2003, among Ivy Fund on behalf of the Acquired Fund and WRA Funds on behalf of the WRA Fund. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Acquired Fund by the WRA Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

All of the principal risks applicable to the Funds are described in the table below. As previously noted, the WRA Fund has an investment goal, policies and strategies that are similar to the Acquired Fund. Accordingly, an investment in the WRA Fund involves risks that are similar to those to which an investment in the Acquired Fund is subject.

PRINCIPAL RISKS	FUNDS SUBJECT TO RISK
MANAGEMENT RISK -- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.	Acquired Fund WRA Fund

MARKET RISK -- Market risk is the possibility of a change in the price of a security. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Because of market risk, the share price of the Fund will likely change as well.

Acquired Fund WRA Fund

SMALL AND MEDIUM SIZED COMPANY RISK -- Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies, and growth stocks in general, may experience volatile trading and price fluctuations.

Acquired Fund WRA Fund
FOREIGN SECURITIES RISK - An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.	WRA Fund

INFORMATION ABOUT THE ACQUISITION

General

Shareholders who object to the Acquisition of the Acquired Fund by the WRA Fund will not be entitled under Massachusetts law or Ivy Fund's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the WRA Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem the Acquired Fund shares at any time prior to the consummation of the Acquisition.

Shares You Will Receive

If the Acquisition occurs, the shares you receive in exchange for your Acquired Fund shares will have the following characteristics:

The shares you receive in exchange for your Acquired Fund shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition.

The procedures for purchasing and redeeming your shares will be similar after the Acquisition as they are currently. See the prospectus of the WRA Fund and Appendix D for additional information.

The shares acquired in the Acquisition may only be exchanged (except as set forth below in the discussion of Class Y shares) for shares of the same class of any other fund in the Ivy Funds or the W&R Funds, Inc. without the payment of an additional sales charge or CDSC. Your shares acquired in the acquisition may not be exchanged for the shares of any other fund in the WRA Funds.

You will have voting rights similar to those you currently have, but as a shareholder of the WRA Fund and the WRA Funds.

If the Acquisition occurs and you own Class A shares of the Acquired Fund, you will receive Class A shares of the WRA Fund. Please see Appendix D for more information regarding Class A shares of the WRA Fund and the differences between such shares and Class A shares of the Acquired Fund. As compared to the Acquired Fund Class A shares you currently own, the Class A shares you receive in exchange for such shares will have the following characteristics:

Acquired Fund Class A shares are subject to the same maximum initial sales charge of 5.75% as Class A shares of the WRA Fund.

The following table compares the initial sales charge based on size of purchase for each of Class A shares of the Acquired Fund and Class A shares of the WRA Fund:

Acquired Fund		WRA Fund
Size of Purchase	Sales Charge as Percent of Public Offering Price	Size of Purchase	Sales Charge as Percent of Public Offering Price
Less than $50,000	5.75%	Under $100,000	5.75%
$50,000 but less than $100,000	5.25%	$100,000 to less than $200,000	4.75%
$100,000 but less than $250,000	4.50%	$200,000 to less than $300,000	3.50%
$250,000 but less than $500,000	3.00%	$300,000 to less than $500,000	2.50%
$500,000 and over	0.00%	$500,000 to less than $1,000,000	1.50%
		$1,000,000 to less than $2,000,000	1.00%
		$2,000,000 and over	0.00%
    If you purchased $500,000 or more of Class A shares of the Acquired Fund within one year prior to the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares of the WRA Fund you acquire in the Acquisition will be subject to a CDSC of 1.00% if you sell the shares within two years after the end of the month in which you purchased the Acquired Fund Class A shares. Class A share purchases of $2 million or more made after consummation of the Acquisition will be subject to a 1.00% CDSC if they are redeemed within one year of purchase.
    Class A shares of the WRA Fund are subject to the same distribution and service fees as Acquired Fund Class A shares.

If the Acquisition of the Acquired Fund occurs and you own Class B shares of the Acquired Fund, you will receive Class B shares of the WRA Fund. Please see Appendix D for more information regarding Class B shares of the WRA Fund and the differences between such shares and Class B shares of the Acquired Fund. As compared to the Acquired Fund Class B shares you currently own, the Class B shares you receive in exchange for such shares will have the following characteristics:

    Class B shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class B shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class B shares.
    Class B shares of WRA Fund are subject to the same distribution and service fees as Acquired Fund Class B shares.

If the Acquisition of the Acquired Fund occurs and you own Class C shares of the Acquired Fund, you will receive Class C shares of the WRA Fund. Please see Appendix D for more information regarding Class C shares of the WRA Fund and the differences between such shares and Class C shares of the Acquired Fund. As compared to the Acquired Fund Class C shares you currently own, the Class C shares you receive in exchange for such shares will have the following characteristics:

    Class C shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class C shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class C shares.
    Class C shares of the WRA Fund are subject to the same distribution and service fees as Acquired Fund Class C shares.

No Class I shares of the Acquired Fund are outstanding as of the date of this Prospectus/Proxy, and Class I shares of the Acquired Fund are not currently available for sale. Therefore, the Acquisition will not involve the transfer of any Class I shares of the Acquired Fund.

If the Acquisition of the Acquired Fund occurs and you own Advisor Class shares of the Acquired Fund, you will receive Class Y shares of the WRA Fund. Please see Appendix D for more information regarding Class Y shares of the WRA Fund and the differences between such shares and Advisor Class shares of the Acquired Fund. As compared to the Acquired Fund Advisor Class shares you currently own, the Class Y shares you receive in exchange for such shares will have the following characteristics:

    Neither Class Y shares of the WRA Fund nor Acquired Fund Advisor Class shares are subject to distribution and service fees.

Information concerning capitalization of each of the Funds is contained in Appendix C.

Reasons for the Acquisition

On December 16, 2002, Waddell & Reed Financial, Inc. completed its acquisition of the entire operation of Mackenzie Investment Management Inc. The Adviser and Ivy Mackenzie Distributors, Inc. became indirect subsidiaries of Waddell & Reed Financial, Inc. at that time. Ivy Fund and the WRA Funds are two of five mutual fund families constituting the funds in the Waddell & Reed complex. Management compared product offerings within Ivy Fund and the W&R Family of Funds, and the Adviser has proposed a number of acquisitions and one liquidation involving these mutual funds in addition to the Acquisition described in this Prospectus/Proxy.

At a meeting held on January 21, 2003, the Board of Trustees of Ivy Fund, including all Trustees who are not "interested persons" of Ivy Fund, determined that the Acquisition would be in the best interests of the Acquired Fund's shareholders and that the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Acquisition. The Directors of WRA Funds, including all Directors who are not "interested persons" of WRA Funds, have determined that the Acquisition would be in the best interests of the WRA Fund's shareholders and that the interests of existing shareholders in the WRA Fund would not be diluted as a result of the Acquisition. The Board of Trustees of Ivy Fund has unanimously approved the Acquisition and recommends that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.

In proposing the Acquisition, the Adviser presented to the Ivy Fund Board of Trustees, at meetings held on December 17, 2002 and January 21, 2003, the following reasons for the Acquired Fund to enter into the Acquisition:

  The Acquired Fund and the WRA Fund have the same portfolio manager and share similar investment goals and investment strategies.
  Based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of December 31, 2002, shareholders of the Acquired Fund are expected to experience lower net expenses.
  Shareholders of the Acquired Fund will move into a fund with better long-term and intermediate-term performance records, which the Adviser believes it will be able to leverage into significant growth.
  Shareholders of the Acquired Fund will become shareholders in a larger, more diversified group of mutual funds, and after the Acquisition, shareholders will have the right to exchange among all Ivy Funds and W&R Funds.
  The Acquisition is intended to permit the Acquired Fund's shareholders to exchange their investment for an investment in the WRA Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder were to redeem his or her shares to invest in another fund, such as the WRA Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Acquired Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Acquired Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their WRA Fund shares at net asset value (subject to any applicable CDSC, as with a redemption of their Acquired Fund shares) at any time, at which point they would recognize a taxable gain or loss.

The Board of Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the WRA Fund will achieve any particular level of performance after the Acquisition.

In addition, the Board considered that shareholders of the Acquired Fund who do not want to become shareholders of the WRA Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Acquired Fund prior to the Acquisition.

If shareholders do not approve the transaction, the Trustees of the Ivy Fund will consider what alternatives may then be available.

Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Acquired Fund, the Acquisition is expected to occur on or around June ____, 2003. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

    The Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the WRA Fund in exchange for shares of a similar class of the WRA Fund* with an aggregate net asset value equal to the net value of the transferred assets and liabilities.
    The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on June ___, 2003, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition.
    The shares of each class of the WRA Fund received by the Acquired Fund will be distributed to the Acquired Fund's respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Acquired Fund in full liquidation of such Acquired Fund.
    After the Acquisition, the Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.
    The Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of both of the Board of Trustees of the Ivy Fund and the Board of Directors of WRA Funds or, under certain conditions, by either the Ivy Fund or the WRA Funds.

----------------

*Class A shareholders of the Acquired Fund will receive Class A shares of the WRA Fund, Class B shareholders of the Acquired Fund will receive Class B shares of the WRA Fund, Class C shareholders of the Acquired Fund will receive Class C shares of the WRA Fund, and Advisor Class shareholders of the Acquired Fund will receive Class Y shares of the WRA Fund, in each case as discussed under the section "Information About the Acquisition-Shares You Will Receive" in the Proposal section of this Prospectus/Proxy. As there are no Class I shares of the Acquired Fund outstanding and Class I shares are not available for sale, no transfer of Class I shares of the Acquired Fund will be required.

Federal Income Tax Consequences

The Acquisition is intended to be a tax-free reorganization. Bell, Boyd & Lloyd LLC has delivered to the Acquired Fund and the WRA Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Bell, Boyd & Lloyd LLC confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

    under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Acquisition;
    under Section 358 of the Code, the tax basis of the WRA Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Acquired Fund shares exchanged therefor, as applicable;
    under Section 1223(1) of the Code, your holding period for the WRA Fund shares you receive will include the holding period for your Acquired Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;
    under Section 1032 of the Code, no gain or loss will be recognized by the WRA Fund as a result of the Acquisition;
    under Section 362(b) of the Code, the WRA Fund's tax basis in the assets that the WRA Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and
    under Section 1223(2) of the Code, the WRA Fund's holding period in such assets will include the Acquired Fund's holding period in such assets.

Each opinion is, and each confirmation letter will be, based on certain factual certifications made by officers of the Ivy Fund and the WRA Funds. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

Prior to the closing of the Acquisition, the Acquired Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Performance Information

The chart below shows the percentage gain or loss for Class A shares of the Acquired Fund in each of the last ten calendar years. The chart should give you a general idea of how the Acquired Fund's returns have varied from year to year. Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

Additional discussion of the manner of calculation of total return is contained in the Acquired Fund's Prospectus and Statement of Additional Information.

ACQUIRED FUND
ANNUAL TOTAL RETURNS FOR CLASS A SHARES
FOR THE YEARS ENDING DECEMBER 31

For period shown in bar chart:
Best quarter: 4th quarter 1999, +22.79%
Worst quarter: 3rd quarter 2001, -23.58%

The following tables list the average annual total returns for Class A, Class B, Class C, Class I and Advisor Class Shares of the Acquired Fund for the one-year, five-year and ten-year periods ended December 31, 2002 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Acquired Fund. At the bottom of each table, you can compare the Acquired Fund's performance with a broad-based market index.

After-tax returns are presented for Class A shares and after-tax returns for other classes may vary. After-tax returns are intended to show the impact federal income taxes have on investments in the Acquired Fund. The Acquired Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assume that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the Fund. The Acquired Fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased Fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown. After-tax returns are relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Class A(1)	Class B(2)	Class C(3)	Class I(4)	Advisor Class(5)	Russell 3000 Growth Index*
1 Year
Return Before Taxes	-32.78%	-32.96%	-30.29%	N/A	-28.67%	-28.03%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
5 Years
Return Before Taxes	-9.44%	-9.62%	-9.23%	N/A	N/A	-4.11%
Return After Taxes on Distribution
Return After Taxes on Distributions and Sale of Fund Shares
10 Years
Return Before Taxes	1.02%	N/A	N/A	N/A	N/A	N/A
Return After Taxes on Distribution
Return After Taxes on Distributions and Sale of Fund Shares
Since Inception
Return Before Taxes	8.26%	-0.22%	-4.97%	N/A	-11.55%
Return After Taxes on Distribution
Return After Taxes on Distributions and Sale of Fund Shares

*The Russell 3000 Growth Index is an unmanaged index of stocks which assumes reinvestment of dividends and does not reflect any fees or expenses.

(1) The inception date for the Acquired Fund's Class A shares was December 31, 1960.

(2) The inception date for the Acquired Fund's Class B shares was October 22, 1993.

(3) The inception date for the Acquired Fund's Class C shares was April 30, 1996.

(4) The Fund has no outstanding Class I shares.

(5) The inception date for the Acquired Fund's Advisor Class shares was April 30, 1998.

The bar chart below presents the average annual total returns for Class A shares of the WRA Fund and shows how performance has varied from year to year. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the WRA Fund's Class A shares. If the sales charge were included, the returns would be less than those shown. The calculations of total return assume payment of dividends and other distributions in shares. As with all mutual funds, the WRA Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Additional discussion of the manner of calculation of total return is contained in the Acquired Fund's Prospectus and Statement of Additional Information.

WRA FUND
ANNUAL TOTAL RETURNS FOR CLASS A SHARES
FOR THE YEARS ENDING DECEMBER 31

In the period shown in the chart the highest quarterly return was 24.90% (the fourth quarter of 1999) and the lowest quarterly return was --16.16% (the third quarter of 2002).

The following table compares the WRA Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the WRA Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax-returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2002(%)	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class A
Before Taxes	-27.38%	2.61%	9.24%
After Taxes on Distributions	-27.55%	-1.45%	4.35%
After Taxes on Distributions and Sale of Fund Shares(1)	-16.74%	2.06%	6.46%
Class Y (began on 7-11-1995)
Before Taxes	-22.75%	4.03%	9.60%
Class B (began on 10-4-1999)
Before Taxes	-26.84%	-2.72%	N/A
Class C (began on 10-6-1999)
Before Taxes	-23.50%	-2.46%	N/A
Indexes
STP 500 Index(2)	-22.10%	-0.59%	9.34%
Lipper MultiCap Core Funds Universe Average(3)	-21.75%	-0.68%	8.14%

  After-tax returns may be better than Before Tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.
  Reflects no deduction for fees, expenses or taxes.
  Lipper Average is net of fees and expenses.

Information About the Rights of Shareholders

WRA Funds is organized as a Maryland corporation, and Ivy Fund is organized as a Massachusetts business trust. The following is a summary of the major differences between the right of shareholders of the Acquired Fund and the rights of shareholders of the WRA Fund.

Shareholder Voting—Generally

Under Maryland law, the WRA Articles and the WRA Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to WRA Funds’ charter and authorizing extraordinary corporate action. The WRA Articles provide that capital stock of WRA Funds that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by class, except when otherwise required by law, in which case only the specific class or classes vote. Maryland law provides that a corporation’s charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the WRA Articles and the WRA Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of votes cast at a duly constituted meeting, subject to applicable laws, regulations, or rules or orders of the SEC.

Under the Ivy Declaration of Trust, shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to amendment of the Acquired Declaration of Trust, (iii) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Ivy Fund or its shareholders, (iv) with respect to the termination of Ivy Fund or any series or class, (v) to remove Trustees from office in certain circumstances, (vi) with respect to a contract for advisory and/or management services, and (vii) with respect to such additional matters relating to Ivy Fund as may be required by the Ivy Declaration of Trust, the Ivy Bylaws or any registration with the SEC or any state, or as the Trustees may consider necessary or desirable. The Ivy Declaration of Trust states that on all matters submitted to a shareholder vote, all shares of Ivy Fund entitled to vote are to be voted by individual series or class except (i) as otherwise required by the 1940 Act to be voted in the aggregate or (ii) when the Trustees determine that the matter affects only the interests of one or more series or classes.

Shareholder Meetings

The WRA Bylaws permit a special meeting of the shareholders to be called for any purpose by the Board of Directors, the Chairman of the Board or the President. In addition, the WRA Bylaws provide that the Secretary shall call a special meeting at the request of the holders of 25% of the outstanding shares of capital stock entitled to vote at such meeting. The request shall include the purpose or purposes for the proposed meeting. The Ivy Declaration of Trust allows for shareholder meetings to be called by the Trustees. Under certain circumstances, shareholders of at least 10% of the outstanding shares Ivy Fund may call a meeting of shareholders. The Ivy Declaration of Trust also allows shareholders to act without a meeting upon the written consent of shareholders holding a majority of the shares entitled to vote on the matter (or a larger proportion if required for a vote on such matter by the Ivy Declaration of Trust).

Quorums

The WRA Bylaws provide that a majority of the shares issued and outstanding and entitled to vote constitutes a quorum at shareholder meetings. The Ivy Declaration of Trust provides that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings.

Removal of Trustees and Directors

Pursuant to Maryland law and the WRA Bylaws, any Director may be removed with or without cause at any meeting of shareholders duly called at which a quorum is present by the affirmative vote of a majority of the votes represented at the meeting. The Ivy Declaration of Trust provides that a Trustee may be removed by a vote of holders of two-thirds of the outstanding shares at any meeting of shareholders.

Indemnification of Trustees, Directors and Officers

Pursuant to the WRA Articles and Bylaws, WRA Funds shall indemnify and advance expenses to its present and past directors, officers, employees and agents of the Funds, to the extent permitted by applicable law. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit of (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper person benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director’s official capacity (a "Personal Liability").

Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board, in which designation directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the directors’ expenses in cases involving Corporate Liability or Personal Liability. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty under the WRA Articles.

Similarly, under the Ivy Declaration of Trust, Ivy Fund shall indemnify current and former Trustees and officers against all liabilities and expenses incurred by reason of their service as a Trustee or officer of Ivy Fund. Ivy Fund will not provide indemnification to any person: (i) adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Fund, (ii) adjudicated to be liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (iii) in the event of a settlement, unless (a) such settlement is found to be in the best interests of Ivy Fund by a majority of disinterested Trustees acting on the matter (assuming a majority of the disinterested Trustees then in office act on the matter) upon a determination that such person acted in good faith on the reasonable belief that his or her action was in the best interests of Ivy Fund and is not liable to Ivy Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (b) a written opinion of independent legal counsel to the effect that such person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Fund and that such indemnification would not protect such person against any liability to Ivy Fund to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Ivy Declaration of Trust also provides that expenses may be paid in advance so long as such amounts are repaid to Ivy Fund if it is determined that such payments are not authorized under such Declaration of Trust. Also, the Ivy Declaration of Trust provides that the indemnification rights are not exclusive and do not affect any other rights to which persons seeking indemnification may be entitled.

Personal Liability

Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of Ivy Fund. However, the Ivy Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquired Fund and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by Ivy Fund or the Trustees. The Ivy Declaration of Trust provides that any shareholder held to be personally liable solely by reason of his or her being or having been a shareholder of Ivy Fund shall be indemnified out of the property of the series (or attributable class) of which he or she is or was a shareholder for all such loss and expense. Thus, the risk of a shareholder’s incurring financial loss from shareholder liability is limited to circumstances in which Ivy Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote.

Termination

Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. A corporation with no outstanding stock may be terminated upon the vote of the majority of the Directors.

By contrast, the Ivy Declaration of Trust provides that Ivy Fund may be terminated at any time by a vote of at least 66 2/3% of the shares entitled to vote, or by the Trustees by written notice to the shareholders. Any series of Ivy Fund may be terminated at any time by vote of at least 66 2/3% of the shares of that series, or by the Trustees by written notice to shareholders of that series.

Amendments

Maryland law generally provides that the charter may be amended by a vote of at least two-thirds of all shareholders. Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporation’s stock and the aggregate par value of the corporation’s stock. The WRA Bylaws may be amended by a majority vote of shareholders or by a majority of the Board of Directors, but the WRA Bylaws also provide that any amendment by the Board of Directors may be altered or repealed by the shareholders.

The Ivy Declaration of Trust may be amended by a vote of a majority of the shares entitled to vote, although the Trustees may amend the Ivy Declaration of Trust without a shareholder vote for the purpose of changing the name of Ivy Fund or supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision. The Ivy Bylaws may be amended by action of a majority of the Trustees.

Rights of Inspection

Under Maryland law, any shareholder of WRA Funds may inspect and copy during usual business hours the WRA Articles and the WRA Bylaws and the minutes, annual reports and voting trust agreement on file at WRA Funds’ principal office. Under Maryland law, shareholders owning at least 5% of WRA Funds’ shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of WRA Funds and request a statement of WRA Funds’ affairs. Massachusetts law, the Ivy Declaration of Trust and the Ivy Bylaws do not provide for any inspection rights.

Distributions

Maryland law provides that a distribution may not be made by WRA Funds if, after giving effect to it, (i) WRA Funds would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) WRA Funds’ total assets would be less than the sum of WRA Funds’ total liabilities plus the amount that would be needed if WRA Funds were to be dissolved at the time of the distribution to satisfy any preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution. Massachusetts law, the Ivy Articles and the Ivy Bylaws contain no comparable restrictions.

*    *    *    *

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, Articles of Incorporation of the WRA Funds, their respective Bylaws and Maryland and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Maryland and Massachusetts law directly for more complete information.

THE IVY FUND TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

Required Vote for the Proposal

Approval of the Agreement and Plan of Reorganization dated as of [___________], 2003, by and between Ivy Fund on behalf of the Acquired Fund, and WRA Funds on behalf of the WRA Fund, will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund with respect to the Acquisition. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of the Acquired Fund means more than 50% of the outstanding shares of the Acquired Fund. A vote of the shareholders of the WRA Fund is not needed to approve the Acquisition.

GENERAL

VOTING INFORMATION

The Ivy Fund Board of Trustees is soliciting proxies from the shareholders of the Acquired Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Central Time on June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy and proxy inserts are being mailed to shareholders beginning on or about April ___, 2003.

Information About Proxies and the Conduct of the Meeting

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Ivy Fund or by employees or agents of its service contractors. In addition, Georgeson Shareholder Communications, Inc. has been engaged to assist in the solicitation of proxies, at an estimated cost of $[___] to the Acquired Fund, which will be paid by the Acquired Fund and the Adviser as noted below.

Voting Process

You can vote in any one of the following ways:

(a) By mail, by filling out and returning the enclosed proxy card;

(b) By phone or Internet (see enclosed proxy insert for instructions); or

(c) In person at the Meeting.

Shareholders who owned shares on the record date, April 7, 2003, are entitled to vote at the Meeting. For each full share of the Acquired Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

Costs. The WRA Fund will bear the transfer agency costs related to the Acquisition and the costs of registration of its shares to be issued to shareholders of the Acquired Fund upon the closing of the Acquisition. All other costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the Acquired Fund and the Adviser in the following percentages: Acquired Fund 50% and Adviser 50%. In the event that the shareholders of the Acquired Fund do not approve the Agreement and Plan of Reorganization or the Acquisition does not close for any reason, the Adviser will bear the costs of the failed Acquisition which would otherwise have been borne by the Acquired Fund and the WRA Fund.

Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Ivy Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Acquired Fund as proxies for the Meeting (the "Designees"). A quorum is constituted with respect to the Acquired Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adviser and Underwriter. The address of the Acquired Fund's investment adviser is Waddell & Reed Ivy Investment Company, Inc., 6300 Lamar Avenue, P.O. Box 2917, Shawnee Mission, Kansas 66201. The Adviser is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. During the fiscal year ended December 31, 2002, the Acquired Fund paid the Adviser advisory fees at an annual rate of 0.85% as a percentage of the Acquired Fund's net assets.

The address of the WRA Fund's investment adviser is Waddell & Reed Investment Management Company, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc., the WRA Fund's principal underwriter and distributor. Waddell & Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed. During the fiscal year ended June 30, 2002, the WRA Fund paid WRIMCO advisory fees at an annual rate of 0.67% as a percentage of the WRA Fund's net assets.

The address of the WRA Fund's principal underwriter, Waddell & Reed, Inc., is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. The address of the Acquired Fund's principal underwriter, Ivy Mackenzie Distributors, Inc., is 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432.

Other Service Providers for the WRA Fund and the Acquired Fund. In most cases, the WRA Fund and the Acquired Fund have different service providers. Upon completion of the Acquisition, the WRA Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the WRA Fund and the Acquired Fund.

	WRA FUND	ACQUIRED FUND
Administrator	[None]	Waddell & Reed Ivy Investment Company, Inc. 6300 Lamar Avenue, P.O. Box 2917, Shawnee Mission, Kansas 66201
Accounting Service Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Ivy Investment Company, Inc. 6300 Lamar Avenue, P.O. Box 2917, Shawnee Mission, Kansas 66201
Transfer Agent/Shareholder Servicing Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	PFPC Inc. 4400 Computer Drive Westborough, MA 01581
Custodian	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106	Brown Brothers Harriman & Co. Boston, Massachusetts
Independent Auditors	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of _______ __, 2003, for each class of the Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Acquired Fund, and contains information about the executive officers and Trustees of Ivy Fund and their shareholdings in the Acquired Fund and in Ivy Fund.

Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Acquired Fund, or if the Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. The Designees will not vote any proxy that directs them to abstain from voting on the Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Ivy Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings. Neither the Acquired Fund nor the WRA Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund or WRA Fund must be received by the relevant Fund or Trust in writing a reasonable time before the Acquired Fund or WRA Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, care of, as applicable, the Ivy Growth Fund, Attention: Secretary, at 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432 or to the Waddell & Reed Advisors Accumulative Fund, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of March __, 2003 by and between (i) Ivy Fund (the "Acquired Trust"), a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated December 10, 1992, as amended and in effect on the date hereof, on behalf of the Ivy Growth Fund (the "Acquired Fund"), a series of the Acquired Trust, and (ii) Waddell & Reed Advisors Funds, Inc. (the "Acquiring Company"), a Maryland corporation formed on February 21, 1974, on behalf of the Waddell & Reed Advisors Accumulative Fund (the "Acquiring Fund"), a series of the Acquiring Company.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class B shares, Class C shares and Class Y shares of common stock of the Acquiring Fund (the "Acquiring Shares"), and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1 TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

  1.1   Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

  (a)   The Acquired Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Company, on behalf of the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

  (b)   The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (collectively, the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9 shall not be assumed or paid by the Acquiring Fund.

  (c)   The Acquired Fund's shares are divided into five classes, designated Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares ("Class A Acquired Shares," "Class B Acquired Shares," "Class C Acquired Shares," "Class I Acquired Shares" and "Advisor Class Acquired Shares," respectively, and collectively, "Acquired Shares"). The Acquiring Shares are divided into four classes, designated Class A shares, Class B shares, Class C shares and Class Y shares ("Class A Acquiring Shares," "Class B Acquiring Shares," "Class C Acquiring Shares" and "Class Y Acquiring Shares," respectively). Each Fund's Class A, Class B and Class C shares are substantially similar to each other, and Class I Acquired Shares and Advisor Class Acquired Shares are substantially similar to Class Y Acquiring Shares (a class of Acquired Shares and its substantially similar class of Acquiring Shares being referred to herein as "Corresponding Classes").

  (d)   The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for the assets transferred pursuant to paragraph 1.1(a) and the assumption of liabilities pursuant to paragraph 1.1(b) the number of full and fractional (rounded to the third decimal place) (i) Class A Acquiring Shares determined by dividing the net value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 ("Acquired Fund Value"), attributable to the Class A Acquired Shares by the net asset value ("NAV") of one Class A Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2, (ii) Class B Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class B Acquired Shares by the NAV of one Class B Acquiring Share (as so computed), (iii) Class C Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class C Acquired Shares by the NAV of one Class C Acquiring Share (as so computed), and (iv) Class Y Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class I Acquired Shares and Advisor Class Acquired Shares by the NAV of one Class Y Acquiring Share (as so computed).

  (e)   Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

  1.2   The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

  1.3   As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of a class of Acquired Shares will be credited with the respective pro rata number of shares of the Corresponding Class of Acquiring Shares due that Shareholder). The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

  1.4   With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Company will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Company has been notified by the Acquired Trust, on behalf of the Acquired Fund, or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

  1.5   Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

  1.6   As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Acquired Trust's Declaration of Trust and the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2 VALUATION.

  2.1   For the purpose of paragraph 1, the value of the shares of each class of the Acquired Fund shall be equal to the net asset value of such shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Directors of the Acquiring Company and as set forth in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Company (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9, and shall be certified by an authorized officer of the Acquired Trust.

  2.2   For the purpose of paragraph 1, the net asset value per share of each class of Acquiring Shares shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Directors of the Acquiring Company and as set forth in the Acquiring Fund Prospectus. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Waddell & Reed Investment Management Company.

3 CLOSING AND CLOSING DATE.

  3.1   The Closing Date shall be on June___, 2003 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Waddell & Reed Financial, Inc., located at 6300 Lamar Avenue, Overland Park, Kansas or at such other time and/or place as the parties may agree.

  3.2   The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to UMB Bank, n.a., as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "UMB Bank, n.a., custodian for Waddell & Reed Advisors Accumulative Fund, a series of Waddell & Reed Advisors Funds, Inc."

  3.3   In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Acquired Trust or the Acquiring Company upon the giving of written notice to the other party.

  3.4   At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Acquired Trust. The Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

  3.5   At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4 REPRESENTATIONS AND WARRANTIES.

  4.1   The Acquired Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquired Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquired Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquired Trust and the 1940 Act;

  (c)   The Acquired Fund's current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus") conform in all material respects with the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part;

  (d)   The Acquired Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (e)   The Acquired Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

  (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended December 31, 2002, of the Acquired Fund, audited by Deloitte & Touche LLP for the year ended December 31, 2002 and by PricewaterhouseCoopers LLP for the year ended December 31, 2001, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (h)   Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met, and for the taxable year ending on the Closing Date, will meet the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and the Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. Neither the Acquired Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares, each having the characteristics described in the Acquired Fund Prospectus. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

  (l)   The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

  (m)   The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Acquired Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

  (o)   The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

  (p)   No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

  (q)   At the Closing Date, the Acquired Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2002, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

  (r)   At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

  (s)   No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

  4.2   The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquiring Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquiring Company and the 1940 Act;

  (c)   The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

  (d)   At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

  (e)   The Acquiring Company is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party or by which the Acquiring Fund is bound, if any, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended June 30, 2002 and for the six months ended December 31, 2002, of the Acquiring Fund, each audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since December 31, 2002.

  (h)   Since December 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Acquired Fund. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met, and for the current taxable year will meet, the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquiring Company nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquired Fund. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquiring Company consists of [___________] shares of common stock, par value of $0.01 per share, of which _____ shares are authorized for the Acquiring Fund. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Y shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

  (l)   The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

  (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Company, and this Agreement constitutes the valid and binding obligation of the Acquiring Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares or Class Y shares, as the case may be, in the Acquiring Fund, and will be fully paid and non-assessable by the Acquiring Company, and no shareholder of the Acquiring Company will have any preemptive right of subscription or purchase in respect thereof;

  (o)   The information to be furnished by the Acquiring Fund for use in the Registration Statement and the Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

  (p)   No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5 COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquiring Company, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

  5.1   The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include paying regular and customary periodic dividends and other distributions.

  5.2   The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and approve this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

  5.3   In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Company will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

  5.4   The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

  5.5   The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

  5.6   Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

  5.7   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

  5.8   At the Closing, the Acquired Trust will turn over to the Acquiring Company all its books and records regarding the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder.

6 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  6.1   The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

  6.2   The Acquired Trust shall have received a favorable opinion from Kirkpatrick & Lockhart LLP, counsel to the Acquiring Company, dated the Closing Date and in a form reasonably satisfactory to the Acquired Trust, substantially to the following effect:

  (a) The Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power and authority necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Acquiring Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and the Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class Y shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied; and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery by the Acquiring Company on behalf of the Acquiring Fund of this Agreement did not, and the performance by the Acquiring Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Company's Articles of Incorporation or By-laws, or any provision of any agreement filed as an exhibit to the Acquiring Company's Registration Statement on Form N-1A, as amended to date, and to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Acquiring Company or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (g) after inquiry of officers of the Acquiring Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquiring Company or the Acquiring Fund on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the date of such opinion which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (h) the Acquiring Company is duly registered with the SEC as an investment company under the 1940 Act; and (i) to the knowledge of such counsel, after having made inquiry of officers of the Acquiring Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquiring Company or the Acquiring Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquiring Company's obligations under this Agreement, and neither the Acquiring Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses.

7 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Trust, on behalf of the Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  7.1   The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Company and dated the Closing Date, to the effect that the representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

  7.2   The Acquiring Company shall have received a favorable opinion from Bell, Boyd & Lloyd LLC, counsel to the Acquired Trust, dated the Closing Date and in a form reasonably satisfactory to the Acquiring Company, substantially to the following effect (for purposes of rendering opinions with respect to matters of Massachusetts law and Maryland law, Bell, Boyd & Lloyd LLC may rely on the opinion of Kirkpatrick & Lockhart LLP):

  (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power and authority necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series of the Acquired Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquired Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement and the Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery by the Acquired Trust on behalf of the Acquired Fund of this Agreement did not, and the performance by the Acquired Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Acquired Trust's Declaration of Trust or By-laws, or any provision of any agreement filed as an exhibit to the Acquired Trust's Registration Statement on Form N-1A, as amended to date, and to which the Acquired Trust or the Acquired Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquired Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Massachusetts state court or governmental authority is required for the consummation by the Acquired Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) after inquiry of officers of the Acquired Trust by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquired Trust or the Acquired Fund on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the date of such opinion which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (g) the Acquired Trust is duly registered with the SEC as an investment company under the 1940 Act; (h) to the knowledge of such counsel, after having made inquiry of officers of the Acquired Trust but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquired Trust or the Acquired Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquired Trust's obligations under this Agreement, and neither the Acquired Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and (i) all issued and outstanding shares of the Acquired Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

  7.3   The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP, for the fiscal year ended December 31, 2002 and signed pro forma tax returns for the period from December 31, 2002 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

  7.4   Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date.

  7.5   The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

  7.6   The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Acquired Trust and the Acquiring Company hereunder are each subject to the further conditions that on or before the Closing Date:

  8.1   This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

  8.2   On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

  8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Acquired Trust or the Acquiring Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

  8.4   The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

  8.5   The Acquired Trust and the Acquiring Company shall have received a favorable opinion of Bell, Boyd & Lloyd LLC satisfactory to the Acquired Trust and the Acquiring Company substantially to the effect that, for federal income tax purposes:

  (a)   The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b)   No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares and the Acquiring Fund's assumption of the Obligations or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

  (c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

  (d)   The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

  (e)   The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

  (f)   The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  (g)   The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

  (h)   The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  8.6   At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived jointly by the Board of Trustees of the Acquired Trust and the Board of Directors of the Acquiring Company if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9 FEES AND EXPENSES.

  9.1   All fees paid to governmental authorities for the registration or qualification of the Acquiring Shares and all transfer agency costs related to the Acquiring Shares shall be allocated to the Acquiring Company, on behalf of the Acquiring Fund. All of the other expenses of the transactions, including without limitation, fees and expenses related to printing, mailing, solicitation of proxies, tabulation of votes and accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated to the Acquired Trust, on behalf of the Acquired Fund. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to the Acquired Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Acquired Fund and fifty percent (50%) by Waddell & Reed Ivy Investment Company; and (b) as to expenses allocable to the Acquiring Company, on behalf of the Acquiring Fund, all of such expenses shall be borne by the Acquiring Fund. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

  9.2   In the event the transactions contemplated by this Agreement are not consummated, then Waddell & Reed Ivy Investment Company agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

  9.3   Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

  9.4   Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

  10.1   The Acquired Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 3.4, 5.4, 7.3, 9, 10, 13 and 14.

11 TERMINATION.

  11.1   This Agreement may be terminated by the mutual agreement of the Acquiring Company and the Acquired Trust. In addition, either the Acquiring Company or the Acquired Trust may at its option terminate this Agreement at or prior to the Closing Date:

  (a)   Because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

  (b)   If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

  (c)   Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

  11.2   If the transactions contemplated by this Agreement have not been substantially completed by September 30, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Trust and the Acquiring Company.

12 AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13 NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: (i) Ivy Fund, Via Mizner Financial Plaza, 925 South Federal Highway, Suite 600, Boca Raton, FL 33432 attn: Secretary; or (ii) Waddell & Reed Advisors Funds, Inc., 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, attn: Secretary.

14 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
 NON-RECOURSE; FINDERS' FEES.

  14.1   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  14.3   This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

  14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5   A copy of the Declaration of Trust of the Acquired Trust is on file with the Secretary of the Commonwealth of Massachusetts and the Articles of Incorporation of the Acquiring Company are on file with the Department of Assessments and Taxation of the State of Maryland, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquired Trust or the Acquiring Company shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

  14.6   The Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

ATTEST: By:____________________________________________ Name:_________________________________________ Title:__________________________________________	IVY FUND, on behalf of its Growth Fund By:____________________________________________ Name:__________________________________________ Title:____________________________________________
ATTEST: By:___________________________________________ Name:________________________________________ Title:_________________________________________

WADDELL & REED ADVISORS FUNDS, INC.,
on behalf of its Accumulative Fund

By:_____________________________________________

Name:___________________________________________

Title:____________________________________________

ATTEST: By____________________________________________ Name:_________________________________________ Title:__________________________________________

Agreed and accepted as to paragraph 9 only:

WADDELL & REED IVY INVESTMENT COMPANY

By:____________________________________________

Name___________________________________________

Title____________________________________________

APPENDIX B

FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE ACQUIRED FUND

Only the shareholders of record of the Acquired Fund at the close of business on ________ __, 2003, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Acquired Fund was as follows:

FUND	CLASS	NUMBER OF SHARES OUTSTANDING AND ENTITLED TO VOTE
ACQUIRED FUND.....................................................	Class A
Class B
Class C
Advisor Class
TOTAL

OWNERSHIP OF SHARES

As of March __, 2003, Ivy Fund and WRA Funds each believes that its Trustees/Directors and officers, as a group, owned [less than one percent] of each class of shares of each Fund and of Ivy Fund or WRA Funds, respectively, as a whole. As of March __, 2003, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

ACQUIRED FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF FUND OWNED
Class A................................
Class B................................
Class C................................
Advisor Class......................
WRA FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF FUND OWNED
Class A...............................
Class B...............................
Class C...............................
Class Y...............................

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund as of _______ __, 2003 would own the following percentages of the WRA Fund noted below upon consummation of the Acquisition. The percentages presented below assume that the Acquisition of the Acquired Fund is consummated.

ACQUIRED FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED UPON CONSUMMATION OF ACQUISITION	PERCENTAGE OF FUND OWNED UPON CONSUMMATION OF ACQUISITION
Class A.................................
Class B.................................
Class C.................................
Advisor Class......................

APPENDIX C

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of each of the Acquired Fund and the WRA Fund as of February 28, 2003, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Acquired Fund by the WRA Fund at net asset value as of that date.

	ACQUIRED FUND	WRA FUND+	PRO FORMA ADJUSTMENTS	WRA FUND PRO FORMA COMBINED (1) (2)
Class A(3)
Net asset value	108,002,816	1,537,088,469	(79,300)(4)	1,645,011,985
Shares outstanding	13,545,135	333,374,606	9,865,606	356,785,347
Net asset value per share	7.97	4.61		4.61

Class B (3)
Net asset value	2,299,513	43,474,282	(1,700)(4)	45,772,095
Shares outstanding	304,997	9,650,834	205,628	10,161,459
Net asset value per share	7.54	4.50		4.50

Class C (3)
Net asset value	152,838	14,215,583	(100)(4)	14,368,321
Shares outstanding	20,824	3,150,488	13,043	3,184,355
Net asset value per share	7.34	4.51		4.51

Advisor Class and Class Y (3)
Net asset value	96,958	4,750,464	(100)(4)	4,847,322
Shares outstanding	12,194	1,029,653	8,816	1,050,663
Net asset value per share	7.95	4.61		4.61

------------------------

+ The WRA Fund will be the accounting survivor for financial statement purposes.

(1) Assumes the Acquisition was consummated on February 28, 2003, and is for information purposes only. No assurance can be given as to how many shares of the WRA Fund will be received by the shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the WRA Fund that actually will be received on or after such date.

(2)Class A Shares, Class B Shares, Class C Shares and Advisor Class Shares of the Acquired Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the WRA Fund upon consummation of the Acquisition. As no Class I shares are outstanding as of February 28, 2003, and the shares are not available for purchase, no Class I shares will be transferred as part of the Acquisition.

(3)Capitalization information is for Class A Shares, Class B Shares, and Class C Shares and Advisor Class Shares of the Acquired Fund and Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the WRA Fund pro forma combined.

(4)Adjustments reflect estimated one-time proxy, accounting, legal and other costs of the reorganization of $  to be borne by the Acquired Fund.

APPENDIX D

INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF THE WRA FUND AND CLASS A, CLASS B, CLASS C AND ADVISOR SHARES OF THE ACQUIRED FUND

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE WRA FUND AND THE ACQUIRED FUND.

Class A shares of the WRA Fund and Class A shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for its Class A shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class A shares and for services provided to Class A shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. Under the Class A Plan, the WRA Fund may pay Waddell & Reed, Inc. ("W&R, Inc.") a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate W&R, Inc. for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

Class B shares of the WRA Fund and Class B shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, for its Class B shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to Class B shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. Under the Class B Plan, the WRA Fund may pay W&R, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to W&R, Inc. by the WRA Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by W&R, Inc. with respect to the Fund's Class B shares would exceed the maximum amount of such charges that W&R, Inc. is permitted to receive under the National Association of Securities Dealers ("NASD") rules as then in effect.

Class C shares of the WRA Fund and Class C shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class C shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to Class C shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class C shares. Under the Class C Plan, the WRA Fund may pay W&R, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to W&R, Inc. by the WRA Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by W&R, Inc. with respect to the Fund's Class C shares would exceed the maximum amount of such charges that W&R, Inc. is permitted to receive under the NASD rules as then in effect.

Class Y shares of the WRA Fund and Advisor Class shares of the Acquired Fund.

The Acquired Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Advisor Class shares.

The WRA Fund has not adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class Y shares.

SHAREHOLDER TRANSACTIONS AND SERVICES OF THE WRA FUND AND THE ACQUIRED FUND. This section describes the shareholder transactions and services of the WRA Fund and the Acquired Fund.

    A. Sales Charges, Reduction of Sales Charges and Exemptions

Class A shares of the WRA Fund and Class A shares of the Acquired Fund.

The Class A shares of each of the WRA Fund and the Acquired Fund are subject to an initial sales charge when you buy them, based on the amount of your investment. A table comparing the initial sales charges for various investment amounts for each Fund is included on pages 12-13 of the Prospectus/Proxy Statement. For an investment of $2 million or more in the WRA Fund, only Class A shares are available; however, the WRA Fund may impose a CDSC of 1.00% on certain redemptions of such large investments in Class A shares made within twelve months of purchase. For Class A shares of the Acquired Fund purchased at NAV, a CDSC of 1.00% may apply to Class A shares redeemed within two years of the end of the month in which they were purchased. See page 6 of the Prospectus/Proxy.

For Class A shares of the WRA Fund, lower sales charges are available by:

    Combining additional purchases of Class A shares of any of the funds in Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc. except Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of W&R Funds, Inc. Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation).
    Grouping all purchases of Class A shares of the funds referenced above, except shares of Waddell & Reed Advisors Cash Management, Inc. or W&R Funds, Inc. Money Market Fund, made during a thirteen-month period (Letter of Intent).
    Grouping purchases by certain related persons.

Class A shares may be purchased at NAV by:

    The Directors and officers of the WRA Fund or of any affiliated entity of W&R, Inc., employees of W&R, Inc. and its affiliates, financial advisors of W&R, Inc. and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals.
    Until December 31, 2003, clients of Legend Equities Corporation ("Legend") if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within sixty (60) days of such redemption.
    Retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs.
    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan.
    Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.
    Friends of the Firm which include certain persons who have an existing relationship with W&R, Inc. or any of its affiliates.
    Certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of certain Waddell & Reed Advisors Funds.

For Class A shares of the Acquired Fund, you can reduce your initial sales charge through (1) Rights of Accumulation, which permit you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own, or (2) a Letter of Intent, which permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a thirteen month period. You may purchase Class A shares of the Acquired Fund at NAV through the following methods:

    through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
    under certain qualified retirement plans;
    as an employee or director of the Adviser or its affiliates;
    as an employee of a selected dealer;
    through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees; or
    if you are investing at least $500,000 through a dealer or agent. A CDSC of 1.00% may apply to shares redeemed within two years of the end of the month in which they were purchased.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

Class B shares of the WRA Fund and Class B shares of the Acquired Fund.

Class B shares of each Fund are not subject to an initial sales charge but are subject to a CDSC if you sell your Class B shares within six years of their purchase. Class B shares of the WRA Fund, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Similarly, Class B shares of the Acquired Fund convert automatically to Class A shares approximately eight years after the original date of purchase.

The CDSC for Class B shares of the Acquired Fund is waived for:

    Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
    Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
    Redemptions resulting from a tax-free return of excess contribution to an IRA.
    Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
    Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

The CDSC will not apply to Class B shares of the WRA Fund in the following circumstances:

    redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to W&R, Inc.;
    redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper;
    redemptions of shares purchased by current or retired Directors of the Fund, Directors of affiliated companies, current or retired officers of the Fund, employees of W&R, Inc. and its affiliates, financial advisors of W&R, Inc. and its affiliates, and by the members of the immediate families of such persons;
    redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (the service and this exclusion from the CDSC do not apply to a one-time withdrawal);
    redemptions the proceeds of which are reinvested within forty-five (45) days in shares of the same class of the Fund as that redeemed;
    the exercise of certain exchange privileges;
    redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500; or
    redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization.

Class C shares of the WRA Fund and Class C shares of the Acquired Fund.

For each of the WRA Fund and the Acquired Fund, Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. The exclusions from paying a CDSC on Class C shares of the WRA Fund are the same as those mentioned above for Class B shares of the WRA Fund.

Class Y shares of the WRA Fund and Advisor Class shares of the Acquired Fund.

Class Y shares of the WRA Fund are not subject to a sales charge. Class Y shares are only available for purchase by:

    participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan;
    banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services;
    government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services;
    certain retirement plans and trusts for employees and financial advisors of W&R, Inc. and its affiliates; or
    Waddell & Reed InvestEd Portfolios, Inc.

Advisor Class shares of the Acquired Fund are not subject to a sales charge or a CDSC. Advisor Class shares are only offered to the following investors:

    trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
    any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
    officers and Trustees of the Acquired Fund (and their relatives);
    directors or employees of the Adviser or its affiliates;
    directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with the Acquired Fund's distributor (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).
    B. Purchase Procedures

    The following chart compares the purchase procedures, including the minimum investment requirements for each class of the Acquired Fund that will be exchanged for the relevant class of the WRA Fund:

Acquired Fund	Minimum Initial Investment*	Minimum Subsequent Investments*	Purchase Methods
Class A	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Class B	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Class C	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Advisor Class	$10,000	$250	Through your registered representative or selling broker, or to the Ivy Fund by mail.
WRA Fund
Class A	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class B	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class C	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class Y	$10 million for government entity or authority or for a corporation; any amount for other eligible investors	any amount

  Through W&R, Inc. and its financial advisors or through advisors of Legend. You may purchase Class Y shares by wire, indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee.

  *Minimum initial and subsequent investments in the Acquired Fund for retirement plans are $25.
  **For certain retirement accounts and accounts opened with Automatic Investment Service, the minimum investment is $50 per Fund. For certain retirement accounts and accounts opened through payroll deductions, the minimum investment is $25 per Fund.

  C. Redemption Procedures

  The following chart compares the redemption procedures for each class of the Acquired Fund that will be exchanged for the relevant class of the WRA Fund:

Acquired Fund	By Mail	Telephone or Fax	Through Authorized Third Parties through which you completed your purchase	Through A Registered Securities Dealer	Systematic Withdrawal Plan	By Internet
Class A	Yes	Yes	Yes	Yes	Yes	Yes
Class B	Yes	Yes	Yes	Yes	Yes	Yes
Class C	Yes	Yes	Yes	Yes	Yes	Yes
Advisor Class	Yes	Yes	Yes	Yes	Yes	Yes
WRA Fund
Class A	Yes	No	Yes	Yes	Yes	No
Class B	Yes	No	Yes	Yes	Yes	No
Class C	Yes	No	Yes	Yes	Yes	No
Class Y	Yes	Yes	Yes	Yes	Yes	No

D. Additional Shareholder Services

Client Services Representative

WRA Fund: A toll-free call, 888-WADDELL, connects you to a Client Services Representative or W&R, Inc.'s automated customer telephone service. During normal business hours, the Waddell & Reed Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from www.waddell.com, to: (1) obtain information about your accounts; (2) obtain price information about other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.; (3) obtain a Fund's current prospectus; (4) request a duplicate statement.

Purchase by Automatic Investment

WRA Fund: For Class A, Class B and Class C shareholders, Regular Investment Plans allow you to transfer money into your WRA Fund account, or between Waddell & Reed Group Fund accounts, automatically. The minimum amount to participate in the Automatic Investment Service, which moves money from your bank account to an existing Fund account, is $25 per fund on a monthly basis.

Acquired Fund: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer and invested as a purchase of shares into your account. The Automatic Investment Method is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to PFPC of telephone instructions or written notice.

E Share Exchanges

WRA Fund

Except as otherwise noted in the prospectus for the WRA Fund, you may sell your shares and buy shares of the same Class of another fund in the Ivy Funds or the W&R Funds, Inc. without payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. Shares acquired in the acquisition will not be eligible for exchange for shares of other WRA Funds. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of the WRA Fund and buy Class Y shares of another fund in the Ivy Funds or the W&R Funds, Inc. or Class A shares of W&R Fund, Inc. Money Market Fund. The shares you exchange must be worth at least $100 or you must already own shares of a fund into which you want to exchange.

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund with Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. may only be sold within the United States and the Commonwealth of Puerto Rico. The exchange will be made at the net asset value next determined after receipt of your written request in good order by the WRA Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

These exchange rights may be eliminated or modified at any time by the WRA Fund, upon notice in certain circumstances. The WRA Fund will typically limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

Acquired Fund

You may exchange Acquired Fund shares for shares of another Ivy fund, subject to the following restrictions:

    You must exchange into the same share class you currently own.
    Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.
    It is the policy of the Ivy funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The Ivy funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

You may submit an exchange request to PFPC, Inc. ("PFPC") as follows:

BY MAIL: Send your written exchange request to PFPC at: Ivy Funds, c/o PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581. Be sure that all registered owners listed on the account sign the request.

BY TELEPHONE. Call PFPC at 800.777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. PFPC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Acquired Fund or PFPC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

BY INTERNET: You will be allowed to exchange by Internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) you have established the Internet trading option.

F Pricing of Shares for the WRA Fund and Acquired Fund

The offering price is the net asset value per share ("NAV") next determined after the Acquired Fund or the WRA Fund receives your purchase order plus, in the case of Class A shares of each, the applicable sales charge. For processing purchase and redemption orders, the NAV per share of the Acquired Fund is calculated on each day that the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of the WRA Fund is calculated on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE that day or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the WRA Fund is traded.

G Dividends and Distributions

Net investment income dividends and capital gains distributions for the WRA Fund and the Acquired Fund are declared and paid at least once a year.

H Additional Information Regarding the Purchase and Sale of Shares of the WRA Fund

HOW TO BUY SHARES

You may buy shares of the WRA Fund through W&R, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201

To purchase Class Y shares by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to W&R, Inc. at the above address, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed, Inc. Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of the WRA Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc. the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.
  If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

W&R, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the WRA Fund reserve the right to discontinue offering WRA Fund shares for purchase.

Minimum Investments for the WRA Fund
For Class A, Class B and Class C:
To Open an Account	$500
For certain exchanges	$100
For certain retirement accounts and accounts opened with Automatic Investment Service	$50
For certain retirement accounts and accounts opened through payroll deductions	$25
To Add to an Account	Any amount
For certain exchanges	$100
For Automatic Investment Service	$25
For Class Y:
To Open an Account
For a government entity or authority or for a corporation	$10 million (within first twelve months)
For other eligible investors	Any amount
To Add to an Account	Any amount

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to W&R, Inc., along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed, Inc. Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

Waddell & Reed Services Company

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-2784, and give your instructions to redeem your shares (redemption must be equal to or greater than $1,000.00) and make payment by wire to your predesignated bank account or by check to you at the address on the account.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period of any one shareholder.
  If you purchased shares of the Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
Special Requirements for Selling Shares
Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record

This requirement is to protect you and W&R, Inc. from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The WRA Fund reserves the right to redeem at NAV all of your Fund shares in the your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in the Fund to $500. These redemptions will not be subject to CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of the Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of the Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of the Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. W&R, Inc. will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of the Fund and once as to Class C shares of the Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of the Fund if the plan may invest in the Fund.

APPENDIX E

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Accumulative Fund

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 12-31-02	For the fiscal year ended 6-30-02	For the fiscal period ended 6-30-01	For the fiscal year ended December 31,
				2000	1999	1998	1997
Net asset value, beginning of period	$5.63	$7.60	$8.50	$9.14	$8.28	$7.77	$7.75
Income (loss) from investment operations: Net investment income	0.02	0.01	0.02	0.07	0.03	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.82)	(1.11)	(0.90)	1.70	2.01	1.60	2.14
Total from investment operations	(0.80)	(1.10)	(0.88)	1.77	2.04	1.70	2.24
Less distributions from: Net investment income Capital gains	(0.02) (0.00)	(0.02) (0.85)	(0.02) (0.00)	(0.07) (2.34)	(0.03) (1.15)	(0.11) (1.08)	(0.09) (2.13)
Total distributions	(0.02)	(0.87)	(0.02)	(2.41)	(1.18)	(1.19)	(2.22)
Net asset value, end of period	$4.81	$5.63	$7.60	$8.50	$9.14	$8.28	$7.77
Total return(1)	-14.16%	-15.34%	-10.35%	20.16%	25.72%	22.62%	29.58%
Net assets, end of period (in millions)	$1,618	$1,923	$2,277	$2,558	$2,247	$1,864	$1,595
Ratio of expenses to average net assets	1.17%(2)	1.10%	1.04%(2)	1.02%	0.98%	0.88%	0.82%
Ratio of net investment income to average net assets	0.71%(2)	-0.22%	0.58%(2)	0.67%	0.30%	1.12%	1.16%
Portfolio turnover rate	204.24%	413.51%	184.75%	384.37%	372.35%	373.78%	313.99%

(1) Total return calculated without taking into account the sales load deducted on an initial purchase.

(2) Annualized.

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Accumulative Fund

Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 12-31-02	For the fiscal year ended 6-30-02	For the fiscal period ended 6-30-01	For the fiscal year ended 12-31-00	For the period from 10-4-99(1) through 12-31-99
Net asset value, beginning of period	$5.52	$7.53	$8.44	$9.12	$8.43
Income (loss) from investment operations: Net investment income (loss)	(0.01)	(0.03)	(0.01)	0.00	(0.01)
Net realized and unrealized gain (loss) on investments	(0.80)	(1.13)	(0.90)	1.66	1.85
Total from investment operations	(0.81)	(1.16)	(0.91)	1.66	1.84
Less distributions from: Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.85)	(0.00)	(2.34)	(1.15)
Total distributions	(0.00)	(0.85)	(0.00)	(2.34)	(1.15)
Net asset value, end of period	$4.71	$5.52	$7.53	$8.44	$9.12
Total return	-14.67%	-16.29%	-10.78%	18.92%	22.89%
Net assets, end of period (in millions)	$44	$46	$29	$19	$3
Ratio of expenses to average net assets	2.35%(2)	2.21%	2.12%(2)	2.02%	2.24%(2)
Ratio of net investment loss to average net assets	-0.47%(2)	-0.90%	-0.54%(2)	-0.23%	-1.40%(2)
Portfolio turnover rate	204.24%	413.51%	184.75%	384.37%	372.35%(3)

(1) Commencement of operations of the class.

(2) Annualized.

(3) For the fiscal year ended December 31, 1999.

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Accumulative Fund

Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 12-31-02	For the fiscal year ended 6-30-02	For the fiscal period ended 6-30-01	For the fiscal year ended 12-31-00	For the period from 10-6-99(1) through 12-31-99
Net asset value, beginning of period	$5.52	$7.52	$8.43	$9.12	$8.53
Income (loss) from investment operations: Net investment income (loss)	(0.00)	(0.01)	(0.01)	0.00	(0.01)
Net realized and unrealized gain (loss) on investments	(0.80)	(1.14)	(0.90)	1.65	1.75
Total from investment operations	(0.80)	(1.15)	(0.91)	1.65	1.74
Less distribution from capital gains	(0.00)	(0.85)	(0.00)	(2.34)	(1.15)
Total distributions	(0.00)	(0.85)	(0.00)	(2.34)	(1.15)
Net asset value, end of period	$4.72	$5.52	$7.52	$8.43	$9.12
Total return	-14.49%	-16.18%	-10.80%	18.81%	21.45%
Net assets, end of period (000 omitted)	$14,733	$15,676	$5,775	$3,700	$347
Ratio of expenses to average net assets	2.14%(2)	2.07%	2.11%(2)	2.10%	2.28%(2)
Ratio of net investment loss to average net assets	-0.26%(2)	-0.77%	-0.54%(2)	-0.31%	-1.35%(2)
Portfolio turnover rate	204.24%	413.51%	184.75%	384.37%	372.35%(3)

(1) Commencement of operations of the class.

  Annualized.
  For the fiscal year ended December 31, 1999.

FINANCIAL HIGHLIGHTS

Waddell & Deed Advisors Accumulative Fund

Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 12-31-02	For the fiscal year ended 6-30-02	For the fiscal period ended 6-30-01	For the fiscal year ended December 31,
				2000	1999	1998	1997
Net asset value, beginning of period	$5.63	$7.60	$8.49	$9.14	$8.28	$7.77	$7.75
Income (loss) from investment operations: Net investment income	0.02	0.03	0.03	0.08	0.04	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.81)	(1.12)	(0.89)	1.70	2.01	1.59	2.14
Total from investment operations	(0.79)	(1.09)	(0.86)	1.78	2.05	1.71	2.25
Less distributions from: Net investment income Capital gains	(0.03) (0.00)	(0.03) (0.85)	(0.03) (0.00)	(0.09) (2.34)	(0.04) (1.15)	(0.12) (1.08)	(0.10) (2.13)
Total distributions	(0.03)	(0.88)	(0.03)	(2.43)	(1.19)	(1.20)	(2.23)
Net asset value, end of period	$4.81	$5.63	$7.60	$8.49	$9.14	$8.28	$7.77
Total return	-14.04%	-15.16%	-10.26%	20.39%	25.95%	22.79%	29.67%
Net assets, end of period (in millions)	$5	$8	$7	$6	$5	$4	$4
Ratio of expenses to average net assets	0.88%(1)	0.86%	0.83%(1)	0.84%	0.80%	0.75%	0.75%
Ratio of net investment income to average net assets	0.98%(1)	0.45%	0.75%(1)	0.85%	0.49%	1.21%	1.22%
Portfolio turnover rate	204.24%	413.51%	184.75%	384.37%	372.35%	373.78%	313.99

(1) Annualized.

APPENDIX F

                            Ivy Growth Fund

                                Class A

                                                                  Year Ended December 31,

                                               2002         2001        2000         1999       1998

    Net asset value at beginning of year     $ 11.61      $ 14.98     $ 22.15      $ 19.88    $ 17.80

      Increase (decrease) from investment operations

     Net investment income (loss)              (.09)(a)(b)   (.07)(b)    (.15)       (.32)        .01
     Net gains or (losses) on securities
          (realized and unrealized)           (3.24)        (3.29)      (4.84)        6.61       2.49

      Total from investment operations        (3.33)        (3.36)      (4.99)        6.29       2.50

      Less distributions

     Dividends from net investment
          income                             $            $           $           $              $ .02
     Distributions from realized gains                        .01        2.18         4.02          .40
      Total distributions                                     .01        2.18         4.02          .42
     Net asset value at end of year          $ 8.28       $ 11.61     $ 14.98      $ 22.15      $ 19.88

      Total Return                           (28.68)      (22.43)      (22.31)       31.87        14.05

      Ratios and supplemental data

     Net assets, end of period (000)      $ 113,985    $ 180,806    $ 261,744    $ 363,723    $ 318,444
     Ratio of expenses to average net
          assets with reimbursement            1.75           na            na        na            na
     Ratio of expenses to average net
         assets without reimbursement          1.75         1.51         1.34         1.38         1.38
     Ratio of net investment income
         (loss) to average net assets          (.92)        (.55)        (.73)        (.13)         .03
     Portfolio turnover rate                     89           114          94           51           59

      (a) Net investment income (loss) is net of expenses reimbursed by Manager.
      (b) Based on average shares outstanding.

                             Ivy Growth Fund

                                Class B

                                                             Year Ended December 31,

                                             2002         2001       2000        1999        1998

    Net asset value at beginning of year  $ 11.11      $ 14.48     $ 21.72     $ 19.60     $ 17.72

      Increase (decrease) from investment operations

     Net investment income (loss)            (.18)(a)(b)  (.19)(b)    (.30)       (.21)      (.16)
     Net gains or (losses) on securities
          (realized and unrealized)         (3.09)       (3.17)      (4.76)       6.17       2.46

      Total from investment operations      (3.27)       (3.36)      (5.06)       5.96       2.30

      Less distributions

     Dividends from net investment
          income                            $           $           $           $           $ .02
     Distributions from realized gains                      .01        2.18        3.84         .40
      Total distributions                                   .01        2.18        3.84         .42
     Net asset value at end of year         $ 7.84      $ 11.11     $ 14.48     $ 21.72     $ 19.60

      Total Return                          (29.43)     (23.21)     (23.07)      30.63       12.99

      Ratios and supplemental data

     Net assets, end of period (000)        $ 2,511     $ 5,763     $ 7,517     $ 8,070     $ 4,889
     Ratio of expenses to average net
          assets with reimbursement            2.75          na         na          na          na
     Ratio of expenses to average net
         assets without reimbursement          2.75        2.50        2.31         2.34      2.32
     Ratio of net investment income
         (loss) to average net assets         (1.93)      (1.54)      (1.70)       (1.09)     (.90)
     Portfolio turnover rate                     89          114         94           51        59

      (a) Net investment income (loss) is net of expenses reimbursed by Manager.
      (b) Based on average shares outstanding.

                              Ivy Growth Fund

                                  Class C

                                                    Year Ended December 31,

                                             2002        2001      2000        1999       1998

    Net asset value at beginning of year  $ 10.85     $ 14.14    $ 21.28     $ 19.27     $ 17.47

      Increase (decrease) from investment operations

     Net investment income (loss)           (.20)(a)(b) (.19)(b)    (.26)       (.25)      (.16)
     Net gains or (losses) on securities
          (realized and unrealized)        (3.01)      (3.09)      (4.70)       6.08       2.38

      Total from investment operations     (3.21)      (3.28)      (4.96)       5.83        2.22

      Less distributions

     Dividends from net investment
          income                          $          $           $           $             $ .02
     Distributions from realized gains                   .01        2.18        3.82         .40
      Total distributions                                .01        2.18        3.82         .42
     Net asset value at end of year       $ 7.64     $ 10.85     $ 14.14     $ 21.28     $ 19.27

      Total Return                        (29.59)     (23.20)     (23.08)      30.43       12.72

      Ratios and supplemental data

     Net assets, end of period (000)        $ 157      $ 350       $ 744       $ 576       $ 263
     Ratio of expenses to average net
          assets with reimbursement          2.99        na           na          na         na
     Ratio of expenses to average net
         assets without reimbursement        2.99        2.55        2.33       2.47         2.53
     Ratio of net investment income
         (loss) to average net assets       (2.17)      (1.59)      (1.72)     (1.22)       (1.11)
     Portfolio turnover rate                  89          114         94          51           59

      (a) Net investment income (loss) is net of expenses reimbursed by Manager.
      (b) Based on average shares outstanding.

                           Ivy Growth Fund

                            Advisor Class

                                                        Year Ended December 31      ,     4/30/98(c) to
                                            2002        2001        2000         1999      12/31/98

    Net asset value at beginning of year  $ 11.58    $ 14.99      $ 22.18      $ 19.91     $ 20.36

      Increase (decrease) from investment operations

     Net investment income (loss)          (.06)(a)(b)  (.08)(b)     (.15)        (.04)        .03
     Net gains or (losses) on securities
          (realized and unrealized)      (3.26)        (3.32)       (4.86)        6.33         (.06)

      Total from investment operations   (3.32)        (3.40)       (5.01)        6.29         (.03)

      Less distributions

     Dividends from net investment
          income                         $           $            $            $            $   .02
     Distributions from realized gains                   .01         2.18         4.02          .40
      Total distributions                                .01         2.18         4.02          .42
     Net asset value at end of year      $ 8.26      $ 11.58      $ 14.99      $ 22.18      $ 19.91

      Total Return                       (28.67)      (22.68)      (22.37)       31.78         (.14)

      Ratios and supplemental data

     Net assets, end of period (000)     $ 138       $ 296        $ 359         $ 438        $ 347
     Ratio of expenses to average net
          assets with reimbursement       1.68         na           na            na            na
     Ratio of expenses to average net
         assets without reimbursement     1.68        1.58          1.41         1.42         1.18(d)

     Ratio of net investment income
         (loss) to average net assets     (.86)       (.62)         (.80)        (.17)        .24(d)

     Portfolio turnover rate                89          114           94           51           59

    (a) Net investment income (loss) is net of expenses reimbursed by Manager.
    (b) Based on average shares outstanding.
    (c) Commencement.
    (d) Annualized.

APPENDIX G

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FOR THE WRA ACCUMULATIVE FUND

Manager's Discussion

June 30, 2002

An interview with Antonio Intagliata, portfolio manager of Waddell & Reed Advisors Accumulative Fund

This report relates to the operation of Waddell & Reed Advisors Accumulative Fund for the fiscal year ended June 30, 2002. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?

The Fund slightly outperformed its benchmark index, before the impact of sales load, and slightly underperformed its benchmark index when considering the impact of sales load. On an absolute basis, however, the results were disappointing. The Class A shares of the Fund declined 15.34 percent during the fiscal year, before sales load impact, and declined 20.21 percent, including the impact of sales load. This compares with the benchmark S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 18.02 percent for the year, and the Lipper Multi-Cap Core Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 17.12 percent for the year. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund lag (with sales load impact) its benchmark index during the fiscal year?

It is quite difficult for an equity fund to produce growth in a market that shows very little progress. Frankly, the one truly positive thing about the Fund's last fiscal year is that it is finally over. Throughout the period, every time it looked as if the market's turning point was close, something happened to dash that hope. Events such as the terrorist attacks in September, ongoing geopolitical uncertainties and corporate scandals all have combined to produce a total loss of investor confidence. What did we do to attempt to improve the Fund's performance Gradually, we tried to decrease the Fund's volatility. We took some losses, stressed stock selection and, ultimately, built a stronger cash position.

What other market conditions or events influenced the Fund's performance during the fiscal year?

Historically, the two most important variables for the equity market have been interest rates and corporate profits. Interest rates have been low for some time. The trend in corporate profits appears to be turning positive. So, why, by June 30, had the market not begun to move upward Valuation is part of the reason, we believe. Since 1929, no bull market has ever started with a higher price-to-earnings ratio than today's. Also, the climate has been tainted somewhat by the recent corporate accounting scandals. The most disturbing feature in the current market environment is that investors are out of trust. Events have forced them to question U.S. corporate leaders with increasing skepticism.

What strategies and techniques did you employ that specifically affected the Fund's performance?

We eliminated our exposure to wireless and cable sectors. Crushing debt loads in general, and fraud at times, have effectively shut off the debt and equity markets for many companies in these industries, in our opinion. Also, our technology position has been reduced to a negligible amount. Generally, we follow a rule of thumb that says if there has been no improvement in capital spending, it is not wise to delve too deeply into technology investments.

Health care stocks have been mixed, with hospital management companies performing very well, while pharmaceutical and biotechnology issues have performed poorly. Numerous patent expirations of major drugs, slow approvals or contrary positions from the Food and Drug Administration on new drugs, and some manufacturing problems have offset strong unit growth and pricing power of large pharmaceutical companies.

Two areas -- financials and energy -- have strong positions in the portfolio, and both outperformed the general market in the latter part of the fiscal year. A meaningful position in electric utilities was initiated toward the end of the fiscal year.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We anticipate that a primary change in the near term will concern the Fund's technology position. As soon as a turnaround in capital spending is visible, we intend to use most of our cash holdings for technology issues and, potentially, some cyclicals. We feel that we cannot avoid the large technology sector for an extended period, given that those issues are generally growth candidates. Our financial holdings likely will decrease, as we forecast higher inflation and interest rates during the next calendar year. Pharmaceutical and drug exposure likely will be maintained at low percentages, due to the challenges mentioned above. Lastly, we intend to continue to maintain large holdings in the defense industry. Unfortunately, we feel this is warranted, given that the specter of additional terrorist attacks remains, the Middle East is still in turmoil, a war between U.S. and Iraq is possible and the India-Pakistan conflict continues to play out.

Respectfully,

Antonio Intagliata

Manager
Waddell & Reed Advisors
Accumulative Fund

Comparison of Change in Value of $10,000 Investment

Waddell & Reed Advisors Accumulative Fund, Class A Shares,
S&P 500 Index
and Lipper Multi-Cap Core Funds Universe Average

                     Waddell &                   Lipper
                 Reed Advisors                Multi-Cap
                  Accumulative                     Core
                          Fund,        S&P        Funds
                       Class A         500      Universe
                        Shares        Index      Average
                    ------------      -----      --------
     12-31-92           9,425        10,000      10,000
     12-31-93          10,565        11,007      11,338
     12-31-94          10,408        11,153      11,351
     12-31-95          14,050        15,344      14,865
     12-31-96          16,302        18,867      17,712
     12-31-97          20,269        25,148      22,044
     12-31-98          25,136        32,366      26,117
     12-31-99          30,725        39,185      32,791
     12-31-00          36,244        35,586      31,904
      6-30-01          33,315        33,207      30,086
      6-30-02          28,203        27,223      24,935

    Waddell & Reed Advisors Accumulative Fund, Class A Shares(1) -- $28,203
    S&P 500 Index -- $27,223
    Lipper Multi-Cap Core Funds Universe Average -- $24,935
    (1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions

..                                Average Annual Total Return(2)
                         Class A     Class B      Class     C Class Y
    1-year period ended
     6-30-02             -20.21%     -19.22%    -16.18%      -15.16%
    5-year period ended
     6-30-02               7.66%       ---         ---         9.13%
    10-year period ended
     6-30-02              12.10%       ---         ---          ---
    Since inception
     of Class(3)
    through 6-30-02       2.56%       2.82%       12.75%

(2) Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3) 10-4-99 for Class B shares, 10-6-99 for Class C shares and 7-11-95 for Class Y shares (the date on which shares were first acquired by shareholders). Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

IVY BOND FUND
925 SOUTH FEDERAL HIGHWAY, SUITE 600
BOCA RATON, FLORIDA 33432

Dear Shareholder:

As a shareholder of the Ivy Bond Fund, you are invited to vote on a proposal to merge your Fund into the Waddell & Reed Advisors Bond Fund. Your Fund will hold a special meeting of shareholders on June 3, 2003, at 10:00 a.m., Central Time to consider the proposed acquisition. Your Fund's acquisition is one of a number of fund acquisitions and one liquidation proposed by Waddell & Reed Ivy Investment Company (the "Adviser"), the investment adviser to the Ivy Bond Fund. The specific details and reasons for the Ivy Bond Fund's acquisition are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Ivy Fund's Board of Trustees unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

This special meeting will be held at the offices of Waddell & Reed Financial, Inc. located at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your Fund has retained the services of Georgeson Shareholder Communications, Inc. to assist shareholders with the voting process. As we get closer to June 3, shareholders who have not yet voted may receive a call from Georgeson Shareholder Communications reminding them to exercise their right to vote.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on June 3, 2003. If you have more than one account registered in your name, you will receive a separate proxy card for each account. You can vote easily and quickly by mail, by phone, by internet or in person. If voting by mail, a self-addressed, postage-paid envelope has been enclosed for your convenience. If voting by phone, please call 1-800- ____ . If voting by internet, please log on to www.proxyweb.com and use the control number on the front of your proxy card. Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Georgeson Shareholder Communications at     .

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Henry J. Herrmann, President
Ivy Fund

April ___, 2003

Henry Herrmann is President, Chief Executive Officer, and Chief Investment Officer of Waddell & Reed Investment Management Company, and President and Chief Investment Officer of Waddell & Reed Ivy Investment Company. Mr. Herrmann also serves as President and Chief Investment Officer of Waddell & Reed Financial, Inc., a national mutual fund management and distribution company headquartered in Overland Park, Kansas.

Joining the firm as a senior investment analyst covering the technology industries, Mr. Herrmann began his career with Waddell & Reed in 1971. From 1976 to 1987, he was portfolio manager of the Waddell & Reed Advisors Vanguard Fund. Mr. Herrmann also managed the Waddell & Reed Advisors New Concepts Fund from its inception in June 1983 to February 1989. He was named President and Chief Investment Officer of Waddell & Reed Investment Management Company in 1987.

Mr. Herrmann received his BS in finance from New York University in 1966. Prior to joining Waddell & Reed, he was an investment analyst specializing in high technology stocks for a major New York City bank and two Wall Street brokerage firms.

Mr. Herrmann is a Chartered Financial Analyst. He is a member of the Association for Investment Management and Research (AIMR). He is a member and past president of the Kansas City Society of Financial Analysts.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 3, 2003

IVY BOND FUND

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Bond Fund will be held at 10:00 a.m. Central Time on Tuesday, June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas for these purposes:

1 To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Bond Fund to, and the assumption of all of the liabilities of the Ivy Bond Fund by, the Waddell & Reed Advisors Bond Fund in exchange for shares of the Waddell & Reed Advisors Bond Fund and the distribution of such shares to the shareholders of the Ivy Bond Fund in complete liquidation of the Ivy Bond Fund.

2 To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

Shareholders of record at the close of business on April 7, 2003, are entitled to notice of and to vote at the meeting and any adjourned session.

By order of the Board of Trustees,

Kristen A. Richards, Secretary

April ____, 2003

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy insert for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus And Proxy Statement
April ___, 2003

Acquisition of The Assets and Liabilities of The
Ivy Bond Fund
c/o Ivy Fund
925 South Federal Highway, Suite 600
Boca Raton, Florida 33432
800-777-6472

By and in Exchange for Shares of the
Waddell & Reed Advisors Bond Fund
c/o Waddell & Reed Advisors Funds, Inc.
6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

913-236-2000

QUESTIONS AND ANSWERS?4

PROPOSAL -- Acquisition of the Ivy Bond Fund

Appendix D -- Information Applicable to Class A, Class B, Class C and Class Y
Shares of the WRA Fund and Class A, Class B,
Class C and Advisor Shares of the Acquired Fund .....................................D-1

Appendix E -- Financial Highlights of the Ivy Bond Fund ...............................E-1

Appendix F -- Management's Discussion of Fund Performance of the
Waddell & Reed Advisors Bond Fund ................................................F-1

This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Ivy Bond Fund (the "Acquired Fund") by the Waddell & Reed Advisors Bond Fund (the "WRA Fund" and, together with the Acquired Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Acquired Fund (the "Meeting"), which will be held at 10:00 a.m. Central Time on June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas. The Funds are each a series of a registered, open-end management investment company (mutual funds). The Acquired Fund's investment goal is a high level of current income. The WRA Fund's investment goal is a reasonable return with emphasis on preservation of capital. Please read this Prospectus/Proxy and keep it for future reference.

The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Acquired Fund by the WRA Fund. If the Acquisition of the Acquired Fund occurs, you will become a shareholder of the WRA Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Acquired Fund and the Acquisition occurs, the Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the WRA Fund in exchange for shares of a similar class of the WRA Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Acquired Fund will be distributed pro rata to the Acquired Fund's shareholders of the corresponding class.

Shareholders of the Acquired Fund are being asked to vote on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

Please review the enclosed prospectus of the WRA Fund. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:

    The Prospectus for the Acquired Fund dated April 30, 2002, as supplemented on May 16, 2002, August 29, 2002, December 23, 2002, January 10, 2003, February 6, 2003 and March 4, 2003.
    The Statement of Additional Information for the Acquired Fund dated April 30, 2002, as supplemented on December 23, 2002 and January 10, 2003.
    Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to shareholders of the Acquired Fund dated December 31, 2002.
    The Statement of Additional Information for the WRA Fund dated April ___, 2003 relating to this Prospectus/Proxy.

The Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, you may call 1-800-456-5111, or you may write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Acquired Fund at www.ivyfunds.com. Text-only versions of all the Acquired Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy is truthful or complete. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Acquisition and of the information contained in this Prospectus/Proxy. Please review the full Prospectus/Proxy prior to casting your vote.

1 WHAT IS BEING PROPOSED?

The Board of Trustees of the Ivy Fund is recommending approval of a transaction in which the WRA Fund would acquire the Acquired Fund. This means that the WRA Fund would acquire all of the assets and liabilities of the Acquired Fund in exchange for shares of the WRA Fund. The WRA Fund is a portfolio of Waddell & Reed Advisors Funds, Inc. ("WRA Funds") and has a similar investment goal, and similar investment policies, strategies and restrictions as the Acquired Fund. Please see the answer to Question 4 below for more information comparing the investment goals, strategies and policies of the Funds.

If the Acquisition relating to the Acquired Fund is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the WRA Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around [June __], 2003.

2 WHY IS THE ACQUISITION BEING PROPOSED?

Waddell & Reed Ivy Investment Company ("Adviser"), the investment adviser to the Acquired Fund, manages the fifteen mutual fund portfolios that are offered by the Ivy Fund. Waddell & Reed Investment Management Company ("WRIMCO") is the investment adviser to the WRA Funds and W&R Funds, Inc. (collectively, the "W&R Family of Funds") as well as to W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. The Adviser and certain affiliates were acquired by Waddell & Reed Financial, Inc. on December 16, 2002, and management of the combined company began the process of comparing product offerings within the Ivy and W&R Family of Funds. The Adviser has proposed a number of acquisitions and one liquidation involving the Ivy Funds and the W&R Family of Funds in addition to the Acquisition described in this Prospectus/Proxy.

The Board of Trustees of the Ivy Fund recommends approval of the Acquisition because it offers shareholders of the Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Trustees also considered the following factors, among others:

  the Acquired Fund and the WRA Fund have the same portfolio manager and share similar investment goals and investment strategies and policies.
  based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of December 31, 2002, shareholders of the Acquired Fund are expected to experience lower net expenses;
  shareholders of the Acquired Fund will move into a fund with better long-term and intermediate-term performance records, which the Adviser believes it will be able to leverage into significant growth; and
  the Acquisition is expected to be tax-free for shareholders of the Acquired Fund who choose to remain shareholders of the WRA Fund, while liquidation or shareholder redemption would be a realization event for tax purposes.

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Ivy Fund Trustees.

3 HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS
COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Acquired Fund and the WRA Fund and to analyze the estimated expenses that the Adviser expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Class A shareholders of the Acquired Fund will receive Class A shares of the WRA Fund, Class B shareholders of the Acquired Fund will receive Class B shares of the WRA Fund, Class C shareholders of the Acquired Fund will receive Class C shares of the WRA Fund, and Advisor Class shareholders of the Acquired Fund will receive Class Y shares of the WRA Fund. No Class I shares of the Acquired Fund are outstanding as of the date of this Prospectus/Proxy, and Class I shares of the Acquired Fund are not currently available for sale. Therefore, the Acquisition will not involve the transfer of any Class I shares of the Acquired Fund. The shareholder fees presented below for the WRA Fund apply both before and after giving effect to the Acquisition. Sales charges, if applicable, are paid directly by shareholders to the relevant Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Acquired Fund and the WRA Fund for their last fiscal years (ended December 31, 2002 and September 30, 2002, respectively) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of September 30, 2002.

Shareholders of the Acquired Fund will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") will continue to apply.

SHAREHOLDER FEES
(paid directly from your investment)

Acquired Fund
	Class A	Class B	Class C	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) on redemptions (as a percentage of the purchase price)	None(1)	5.00%	1.00%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)(2)	2.00%	None	None	None

	WRA Fund
	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load)(3) on redemptions (as a percentage of the lesser of purchase price or redemption price)	None(4)	5.00%	1.00%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)	None	None	None	None

(1) A CDSC of 1.00% may apply to Class A shares of the Acquired Fund if the amount invested was $500,000 or more and the Class A shares are redeemed within two years of the end of the month in which they were purchased. See Appendix D to this Prospectus/Proxy.

(2) If you choose to receive your Acquired Fund redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares of the Acquired Fund redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares of the Acquired Fund purchased without a sales charge.

(3) The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares of the WRA Fund, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares of the WRA Fund, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months of purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares in calculating the applicable CDSC, if any, all payments during a month are totaled and deemed to have been made on the first day of the month.

(4) A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares of WRA Fund that are redeemed within twelve months of purchase.

ANNUAL FUND OPERATING EXPENSES (deducted directly from Fund assets)

	Acquired Fund (as of 12/31/02)
	Class A	Class B	Class C	Advisor
Management fees (%)(1)	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.73	0.81	0.76	0.77
Total annual fund operating expenses (%)	1.48	2.31	2.26	1.27

	WRA Fund (as of 9/30/02)
	Class A	Class B	Class C	Class Y
Management fees (%)	0.52	0.52	0.52	0.52
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.26	0.39	0.38	0.21
Total annual fund operating expenses (%)	1.03	1.91	1.90	0.73

	WRA Fund (Pro Forma Combined at 9/30/02)
	Class A	Class B	Class C	Class Y
Management fees (%)	0.52	0.52	0.52	0.52
Distribution and/or service (12b-1) fees (%)	0.25	1.00	1.00	None
Other Expenses (%)	0.26	0.33	0.36	0.21
Total annual fund operating expenses (%)	1.03	1.85	1.87	0.73

 (1)Management fees are reduced to 0.40% of average net assets over $500 million.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Acquired Fund or the WRA Fund currently with the cost of investing in the WRA Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

    $10,000 initial investment
    5% total return for each year
    Each Fund's operating expenses remain the same
    Reinvestment of all dividends and distributions
ACQUIRED FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$618	$921	$1,245	$2,159
Class B did not sell your shares sold all your shares at end of period	234 734	721 1,021	1,235 1,435	2,438(1) 2,438(1)
Class C did not sell your shares sold all your shares at end of period	229 329	706 706	1,210 1,210	2,595 2,595
Advisor Shares	129	403	697	1,534

WRA FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$674	$884	$1,111	$1,762
Class B did not sell your shares sold all your shares at end of period	194 594	600 900	1,032 1,132	2,002(1) 2,002(1)
Class C did not sell your shares sold all your shares at end of period	193 193	597 597	1,026 1,026	2,222 2,222
Class Y	75	233	406	906

WRA FUND (PRO FORMA COMBINED)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$674	$884	$1,111	$1,762
Class B did not sell your shares sold all your shares at end of period	188 588	582 882	1,001 1,101	1,953 1,953
Class C did not sell your shares sold all your shares at end of period	191 191	591 591	1,016 1,016	2,201 2,201
Class Y	75	233	406	906

(1) Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and (2) certain fixed costs involved in operating the Acquired Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the WRA Fund or WRIMCO.

4 HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE ACQUIRED FUND AND WRA FUND COMPARE?

The Acquired Fund and the WRA Fund have similar investment goals, strategies and policies.

This table compares the investment goal and principal investment strategies of the Acquired Fund to those of the WRA Fund.

ACQUIRED FUND	WRA FUND
INVESTMENT GOAL. The Acquired Fund's investment goal is a high level of current income. The Fund seeks to achieve its goal principally as follows:	INVESTMENT GOAL. The WRA Fund's investment goal is a reasonable return with emphasis on preservation of capital. The Fund seeks to achieve its goal principally as follows:

- The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds rated in the four highest rating categories used by Moody's and S&P and similar investment-grade fixed income securities.

- To increase its potential yield, the Fund may invest up to 20% of its net assets in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

- The Fund may invest up to 20% of its assets in foreign (including emerging market) debt securities to diversify its holdings and to increase its potential return. The Fund may also invest in zero coupon bonds.

- The Fund's management team targets for investment issuers whose creditworthiness is believed to be stable or improving.

- The Fund seeks to achieve its goal by investing primarily in domestic, and to a lesser extent foreign, debt securities usually of investment grade, including bonds rated BBB and higher by Standard & Poor's ("S&P") and Baa and higher by Moody's Corporation ("Moody's"). The Fund has no limitations regarding the maturity duration or dollar weighted average of its holdings. The Fund may invest in debt securities with varying maturities and can invest in securities of companies of any size.

- In selecting debt securities for the Fund's portfolio, WRIMCO considers yield and relative safety of the security and, in the case of convertible securities, the possibility of capital growth, WRIMCO may also look at many other factors. These include the issuer's past, present and estimated future:

    financial strength
    cash flow
    management
    borrowing requirements
    responsiveness to changes in interest rates and business conditions

- WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

- The Fund will, under normal market conditions, invest at least 80% of its net assets in bonds, including corporate bonds and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

- Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

For more information concerning investment policies and restrictions, see each Fund's Prospectus and Statement of Additional Information.

5 WHAT CLASS OF WRA FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE ACQUIRED FUND OCCURS?

If you own Class A shares of the Acquired Fund, you will receive Class A shares of the WRA Fund. The initial sales charge will not apply to Class A shares you receive in connection with the Acquisition. An initial sales charge will apply to any purchases of Class A shares of the WRA Fund you make after consummation of the Acquisition. If you purchased $500,000 or more of Class A shares of the Acquired Fund within one year prior to the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within two years after the end of the month in which you purchased the Acquired Fund Class A shares.

If you own Class B shares of the Acquired Fund, you will receive Class B shares of the WRA Fund. The CDSC applicable to the Acquired Fund Class B shares will apply to your redemption of Class B shares you receive in the Acquisition.

If you own Class C shares of the Acquired Fund, you will receive Class C shares of the WRA Fund. The CDSC applicable to the Acquired Fund Class C shares will apply to your redemption of Class C shares you receive in the Acquisition.

If you own Advisor Class shares of the Acquired Fund, you will receive Class Y shares of the WRA Fund.

For more information on the characteristics of the WRA Fund shares you will receive in comparison to the Acquired Fund shares you currently own, please see the section "Information About the Acquisition - Shares You Will Receive" in the Proposal section of this Prospectus/Proxy and Appendix D.

6 WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Acquired Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Acquired Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of the Acquired Fund shares are expected to carry over to your new shares in the WRA Fund.

PROPOSAL
ACQUISITION OF THE IVY BOND FUND
BY THE
WADDELL & REED ADVISORS BOND FUND

THE PROPOSAL

Shareholders of the Acquired Fund are being asked to approve the Agreement and Plan of Reorganization dated [__________], 2003, among Ivy Fund on behalf of the Acquired Fund and WRA Funds on behalf of the WRA Fund. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Acquired Fund by the WRA Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

All of the principal risks applicable to the Funds are described in the table below. As previously noted, the WRA Fund has an investment goal, policies and strategies that are similar to the Acquired Fund. Accordingly, an investment in the WRA Fund involves risks that are similar to those to which an investment in the Acquired Fund is subject.

PRINCIPAL RISKS	FUNDS SUBJECT TO RISK
MANAGEMENT RISK -- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.	Acquired Fund WRA Fund

FOREIGN SECURITY RISK -- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

Acquired Fund WRA Fund

INTEREST RATE AND MATURITY RISK -- The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where "management risk" is not a factor. An increase in interest rates may cause the value of a bond held by the Funds, especially bonds with longer maturities, to decline. The Fund's investment performance is also susceptible to the prepayment of higher-yielding bonds held by the Fund and changes in the maturities of bonds owned by the Fund.

Acquired Fund WRA Fund

FINANCIAL RISK -- Financial risk is based on the financial situation of the issuer of the security. To the extent the Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. For an equity investment, the Fund's financial risk may depend on the earnings performance of the company issuing the stock.

Acquired Fund WRA Fund

MARKET RISK -- Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of the Fund will likely change as well.

Acquired Fund WRA Fund

INFORMATION ABOUT THE ACQUISITION

General

Shareholders who object to the Acquisition of the Acquired Fund by the WRA Fund will not be entitled under Massachusetts law or Ivy Fund's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the WRA Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem the Acquired Fund shares at any time prior to the consummation of the Acquisition.

Shares You Will Receive

If the Acquisition occurs, the shares you receive in exchange for your Acquired Fund shares will have the following characteristics:

The shares you receive in exchange for your Acquired Fund shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition.

The procedures for purchasing and redeeming your shares will be similar after the Acquisition as they are currently. See the prospectus of the WRA Fund and Appendix D for additional information.

The shares acquired in the Acquisition may only be exchanged (except as set forth below in the discussion of Class Y shares) for shares of the same class of any other fund in the Ivy Funds or the W&R Funds, Inc. without the payment of an additional sales charge or CDSC. Your shares acquired in the acquisition may not be exchanged for shares of any other fund in the WRA Funds.

You will have voting rights similar to those you currently have, but as a shareholder of the WRA Fund and the WRA Funds.

If the Acquisition occurs and you own Class A shares of the Acquired Fund, you will receive Class A shares of the WRA Fund. Please see Appendix D for more information regarding Class A shares of the WRA Fund and the differences between such shares and Class A shares of the Acquired Fund. As compared to the Acquired Fund Class A shares you currently own, the Class A shares you receive in exchange for such shares will have the following characteristics:

Acquired Fund Class A shares are subject to a maximum initial sales charge of 4.75%; however, Class A shares of the WRA Fund are subject to a maximum initial sales charge of 5.75%.

The following table compares the initial sales charge based on size of purchase for each of Class A shares of the Acquired Fund and Class A shares of the WRA Fund:

Acquired Fund		WRA Fund
Size of Purchase	Sales Charge as Percent of Public Offering Price	Size of Purchase	Sales Charge as Percent of Public Offering Price
Less than $100,000	4.75%	Under $100,000	5.75%
$100,000 but less than $250,000	3.75%	$200,000 to less than $300,000	3.50%
$250,000 but less than $500,000	2.50%	$300,000 to less than $500,000	2.50%
$500,000 and over	0.00%	$500,000 to less than $1,000,000	1.50%
		$1,000,000 to less than $2,000,000	1.00%
		$2,000,000 and over	0.00%
    If you purchased $500,000 or more of Class A shares of the Acquired Fund within one year prior to the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares of the WRA Fund you acquire in the Acquisition will be subject to a CDSC of 1.00% if you sell the shares within two years after the end of the month in which you purchased the Acquired Fund Class A shares. Class A share purchases of $2 million or more made after consummation of the Acquisition will be subject to a 1.00% CDSC if they are redeemed within one year of purchase.
    Class A shares of the WRA Fund are subject to the same distribution and service fees as Acquired Fund Class A shares.

If the Acquisition of the Acquired Fund occurs and you own Class B shares of the Acquired Fund, you will receive Class B shares of the WRA Fund. Please see Appendix D for more information regarding Class B shares of the WRA Fund and the differences between such shares and Class B shares of the Acquired Fund. As compared to the Acquired Fund Class B shares you currently own, the Class B shares you receive in exchange for such shares will have the following characteristics:

    Class B shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class B shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class B shares.
    Class B shares of WRA Fund are subject to the same distribution and service fees as Acquired Fund Class B shares.

If the Acquisition of the Acquired Fund occurs and you own Class C shares of the Acquired Fund, you will receive Class C shares of the WRA Fund. Please see Appendix D for more information regarding Class C shares of the WRA Fund and the differences between such shares and Class C shares of the Acquired Fund. As compared to the Acquired Fund Class C shares you currently own, the Class C shares you receive in exchange for such shares will have the following characteristics:

    Class C shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class C shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class C shares.
    Class C shares of the WRA Fund are subject to the same distribution and service fees as Acquired Fund Class C shares.

No Class I shares of the Acquired Fund are outstanding as of the date of this Prospectus/Proxy, and Class I shares of the Acquired Fund are not currently available for sale. Therefore, the Acquisition will not involve the transfer of any Class I shares of the Acquired Fund.

If the Acquisition of the Acquired Fund occurs and you own Advisor Class shares of the Acquired Fund, you will receive Class Y shares of the WRA Fund. Please see Appendix D for more information regarding Class Y shares of the WRA Fund and the differences between such shares and Advisor Class shares of the Acquired Fund. As compared to the Acquired Fund Advisor Class shares you currently own, the Class Y shares you receive in exchange for such shares will have the following characteristics:

    Neither Class Y shares of the WRA Fund nor Acquired Fund Advisor Class shares are subject to any distribution and service fees.

Information concerning capitalization of each of the Funds is contained in Appendix C.

Reasons for the Acquisition

On December 16, 2002, Waddell & Reed Financial, Inc. completed its acquisition of the entire operation of Mackenzie Investment Management Inc. The Adviser and Ivy Mackenzie Distributors, Inc. became indirect subsidiaries of Waddell & Reed Financial, Inc. at that time. Ivy Fund and the WRA Funds are two of five mutual fund families constituting the funds in the Waddell & Reed complex. Management compared product offerings within Ivy Fund and the W&R Family of Funds, and the Adviser has proposed a number of acquisitions and one liquidation involving these mutual funds in addition to the Acquisition described in this Prospectus/Proxy.

At a meeting held on January 21, 2003, the Board of Trustees of Ivy Fund, including all Trustees who are not "interested persons" of Ivy Fund, determined that the Acquisition would be in the best interests of the Acquired Fund's shareholders and that the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Acquisition. The Directors of WRA Funds, including all Directors who are not "interested persons" of WRA Funds, have determined that the Acquisition would be in the best interests of the WRA Fund's shareholders and that the interests of existing shareholders in the WRA Fund would not be diluted as a result of the Acquisition. The Board of Trustees of Ivy Fund has unanimously approved the Acquisition and recommends that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.

In proposing the Acquisition, the Adviser presented to the Ivy Fund Board of Trustees, at meetings held on December 17, 2002 and January 21, 2003, the following reasons for the Acquired Fund to enter into the Acquisition:

  The Acquired Fund and the WRA Fund have the same portfolio manager and share similar investment goals and investment strategies.
  Based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of December 31, 2002, shareholders of the Acquired Fund are expected to experience lower net expenses.
  Shareholders of the Acquired Fund will move into a fund with better long-term and intermediate-term performance records, which the Adviser believes it will be able to leverage into significant growth.
  Shareholders of the Acquired Fund will become shareholders in a larger, more diversified group of mutual funds, and after the Acquisition, shareholders will have the right to exchange among all Ivy Funds and W&R Funds.
  The Acquisition is intended to permit the Acquired Fund's shareholders to exchange their investment for an investment in the WRA Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder were to redeem his or her shares to invest in another fund, such as the WRA Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Acquired Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Acquired Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their WRA Fund shares at net asset value (subject to any applicable CDSC, as with a redemption of their Acquired Fund shares) at any time, at which point they would recognize a taxable gain or loss.

The Board of Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the WRA Fund will achieve any particular level of performance after the Acquisition.

In addition, the Board considered that shareholders of the Acquired Fund who do not want to become shareholders of the WRA Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Acquired Fund prior to the Acquisition.

If shareholders do not approve the transaction, the Trustees of the Ivy Fund will consider what alternatives may then be available.

Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Acquired Fund, the Acquisition is expected to occur on or around June ____, 2003. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

    The Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the WRA Fund in exchange for shares of a similar class of the WRA Fund* with an aggregate net asset value equal to the net value of the transferred assets and liabilities.
    The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on June ___, 2003, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition.
    The shares of each class of the WRA Fund received by the Acquired Fund will be distributed to the Acquired Fund's respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Acquired Fund in full liquidation of such Acquired Fund.
    After the Acquisition, the Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.
    The Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of both of the Board of Trustees of the Ivy Fund and the Board of Directors of WRA Funds or, under certain conditions, by either the Ivy Fund or the WRA Funds.

----------------

* Class A shareholders of the Acquired Fund will receive Class A shares of the WRA Fund, Class B shareholders of the Acquired Fund will receive Class B shares of the WRA Fund, Class C shareholders of the Acquired Fund will receive Class C shares of the WRA Fund, and Advisor Class shareholders of the Acquired Fund will receive Class Y shares of the WRA Fund, in each case as discussed under the section "Information About the Acquisition-Shares You Will Receive" in the Proposal section of this Prospectus/Proxy. As there are no Class I shares of the Acquired Fund outstanding and Class I shares are not available for sale, no transfer of Class I shares of the Acquired Fund will be required.

Federal Income Tax Consequences

The Acquisition is intended to be a tax-free reorganization. Bell, Boyd & Lloyd LLC has delivered to the Acquired Fund and the WRA Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Bell, Boyd & Lloyd LLC confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

    under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Acquisition;
    under Section 358 of the Code, the tax basis of the WRA Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Acquired Fund shares exchanged therefor, as applicable;
    under Section 1223(1) of the Code, your holding period for the WRA Fund shares you receive will include the holding period for your Acquired Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;
    under Section 1032 of the Code, no gain or loss will be recognized by the WRA Fund as a result of the Acquisition;
    under Section 362(b) of the Code, the WRA Fund's tax basis in the assets that the WRA Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and
    under Section 1223(2) of the Code, the WRA Fund's holding period in such assets will include the Acquired Fund's holding period in such assets.

Each opinion is, and each confirmation letter will be, based on certain factual certifications made by officers of the Ivy Fund and the WRA Funds. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

Prior to the closing of the Acquisition, the Acquired Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Performance Information

The chart below shows the percentage gain or loss for Class A shares of the Acquired Fund in each of the last ten calendar years. The chart should give you a general idea of how the Acquired Fund's returns have varied from year to year. Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

Additional discussion of the manner of calculation of total return is contained in the Acquired Fund's Prospectus and Statement of Additional Information.

ACQUIRED FUND

ANNUAL TOTAL RETURNS FOR CLASS A SHARES
FOR THE YEARS ENDING DECEMBER 31

For period shown in bar chart:
Best quarter: 2nd quarter 1995, +7.56%
Worst quarter: 2nd quarter 2000, -4.02%

The following tables list the average annual total returns for Class A, Class B, Class C, Class I and Advisor Class Shares of the Acquired Fund for the one-year, five-year and ten-year periods ended December 31, 2002 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Acquired Fund. At the bottom of each table, you can compare the Acquired Fund's performance with a broad-based market index.

After-tax returns are presented for Class A shares and after-tax returns for other classes may vary. After-tax returns are intended to show the impact federal income taxes have on investments in the Acquired Fund. The Acquired Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assume that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the Fund. The Acquired Fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased Fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown. After-tax returns are relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Class A(1)	Class B(2)	Class C(3)	Class I(4)	Advisor Class(5)	Lehman Brothers U.S. Credit Index*
1 Year
Return Before Taxes	4.30%	2.65%	6.79%	N/A	8.52%	10.53%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
5 Years
Return Before Taxes	1.62%	1.17%	1.60%	N/A	2.50%	6.63%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
10 Years
Return Before Taxes	5.47%	N/A	N/A	N/A	N/A	7.53%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Since Inception
Return Before Taxes	7.11%	4.48%	4.11%	N/A	2.53%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

* The Lehman Brothers US Credit Index is an unmanaged index which assumes reinvestment of dividends and does not reflect any fees or expenses.

(1) The inception date for the Acquired Fund's Class A shares was September 9, 1985. Index performance is calculated from September 1, 1985.

(2) The inception date for the Acquired Fund's Class B shares was April 1, 1994.

(3) The inception date for the Acquired Fund's Class C shares was April 30, 1996.

(4) The Fund has no outstanding Class I shares.

(5) The inception date for the Acquired Fund's Advisor Class shares was January 20, 1998.

The bar chart below presents the average annual total returns for Class A shares of the WRA Fund and shows how performance has varied from year to year. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the WRA Fund's Class A shares. If the sales charge were included, the returns would be less than those shown. The calculations of total return assume payment of dividends and other distributions in shares. As with all mutual funds, the WRA Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Additional discussion of the manner of calculation of total return is contained in the Acquired Fund's Prospectus and Statement of Additional Information.

WRA FUND
ANNUAL TOTAL RETURNS FOR CLASS A SHARES

In the period shown in the chart, the highest quarterly return was 6.74% (the 2nd quarter of 1995) and the lowest quarterly return was -7.37% (the 1st quarter of 1997).

The following table compares the WRA Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the WRA Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2002(%)	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class A
Before Taxes	3.00%	5.10%	6.44%
After Taxes on Distributions	0.85%	2.77%	3.75%
After Taxes on Distributions and Sale of Fund Shares	2.31%	3.32%	4.21%
Class B (began on 9-9-1999)
Before Taxes	4.14%	6.21%	N/A
Class C (began on 9-9-1999)
Before Taxes	8.18%(2)	6.97%	N/A
Class Y (began on 6-19-1995)
Before Taxes	9.61%	6.65%	7.13%
Indexes
Salomon Brothers Broad Investment Grade Index (3)	10.09%	7.53%	7.53%
Lipper Corporate Debt Funds A-Rated Universe Average (4)	8.42%	6.08%	6.83%
  After-tax returns may be better than Before Tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.
  A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this performance number does not reflect the effect of the CDSC.
  Reflects no deduction for fees, expenses or taxes.
  Lipper Average is net of fees and expenses.

Information About the Rights of Shareholders

WRA Funds is organized as a Maryland corporation, and Ivy Fund is organized as a Massachusetts business trust. The following is a summary of the major differences between the right of shareholders of the Acquired Fund and the rights of shareholders of the WRA Fund.

Shareholder Voting Generally

Under Maryland law, the WRA Articles and the WRA Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to WRA Funds charter and authorizing extraordinary corporate action. The WRA Articles provide that capital stock of WRA Funds that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by class, except when otherwise required by law, in which case only the specific class or classes vote. Maryland law provides that a corporation s charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the WRA Articles and the WRA Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of votes cast at a duly constituted meeting, subject to applicable laws, regulations, or rules or orders of the SEC.

Under the Ivy Declaration of Trust, shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to amendment of the Acquired Declaration of Trust, (iii) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Ivy Fund or its shareholders, (iv) with respect to the termination of Ivy Fund or any series or class, (v) to remove Trustees from office in certain circumstances, (vi) with respect to a contract for advisory and/or management services, and (vii) with respect to such additional matters relating to Ivy Fund as may be required by the Ivy Declaration of Trust, the Ivy Bylaws or any registration with the SEC or any state, or as the Trustees may consider necessary or desirable. The Ivy Declaration of Trust states that on all matters submitted to a shareholder vote, all shares of Ivy Fund entitled to vote are to be voted by individual series or class except (i) as otherwise required by the 1940 Act to be voted in the aggregate or (ii) when the Trustees determine that the matter affects only the interests of one or more series or classes.

Shareholder Meetings

The WRA Bylaws permit a special meeting of the shareholders to be called for any purpose by the Board of Directors, the Chairman of the Board or the President. In addition, the WRA Bylaws provide that the Secretary shall call a special meeting at the request of the holders of 25% of the outstanding shares of capital stock entitled to vote at such meeting. The request shall include the purpose or purposes for the proposed meeting. The Ivy Declaration of Trust allows for shareholder meetings to be called by the Trustees. Under certain circumstances, shareholders of at least 10% of the outstanding shares Ivy Fund may call a meeting of shareholders. The Ivy Declaration of Trust also allows shareholders to act without a meeting upon the written consent of shareholders holding a majority of the shares entitled to vote on the matter (or a larger proportion if required for a vote on such matter by the Ivy Declaration of Trust).

Quorums

The WRA Bylaws provide that a majority of the shares issued and outstanding and entitled to vote constitutes a quorum at shareholder meetings. The Ivy Declaration of Trust provides that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings.

Removal of Trustees and Directors

Pursuant to Maryland law and the WRA Bylaws, any Director may be removed with or without cause at any meeting of shareholders duly called at which a quorum is present by the affirmative vote of a majority of the votes represented at the meeting. The Ivy Declaration of Trust provides that a Trustee may be removed by a vote of holders of two-thirds of the outstanding shares at any meeting of shareholders.

Indemnification of Trustees, Directors and Officers

Pursuant to the WRA Articles and Bylaws, WRA Funds shall indemnify and advance expenses to its present and past directors, officers, employees and agents of the Funds, to the extent permitted by applicable law. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit of (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper person benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the directors official capacity (a "Personal Liability").

Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board, in which designation directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the directors expenses in cases involving Corporate Liability or Personal Liability. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty under the WRA Articles.

Similarly, under the Ivy Declaration of Trust, Ivy Fund shall indemnify current and former Trustees and officers against all liabilities and expenses incurred by reason of their service as a Trustee or officer of Ivy Fund. Ivy Fund will not provide indemnification to any person: (i) adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Fund, (ii) adjudicated to be liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (iii) in the event of a settlement, unless (a) such settlement is found to be in the best interests of Ivy Fund by a majority of disinterested Trustees acting on the matter (assuming a majority of the disinterested Trustees then in office act on the matter) upon a determination that such person acted in good faith on the reasonable belief that his or her action was in the best interests of Ivy Fund and is not liable to Ivy Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (b) a written opinion of independent legal counsel to the effect that such person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Fund and that such indemnification would not protect such person against any liability to Ivy Fund to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Ivy Declaration of Trust also provides that expenses may be paid in advance so long as such amounts are repaid to Ivy Fund if it is determined that such payments are not authorized under such Declaration of Trust. Also, the Ivy Declaration of Trust provides that the indemnification rights are not exclusive and do not affect any other rights to which persons seeking indemnification may be entitled.

Personal Liability

Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of Ivy Fund. However, the Ivy Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquired Fund and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by Ivy Fund or the Trustees. The Ivy Declaration of Trust provides that any shareholder held to be personally liable solely by reason of his or her being or having been a shareholder of Ivy Fund shall be indemnified out of the property of the series (or attributable class) of which he or she is or was a shareholder for all such loss and expense. Thus, the risk of a shareholders incurring financial loss from shareholder liability is limited to circumstances in which Ivy Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote.

Termination

Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. A corporation with no outstanding stock may be terminated upon the vote of the majority of the Directors.

By contrast, the Ivy Declaration of Trust provides that Ivy Fund may be terminated at any time by a vote of at least 66 2/3% of the shares entitled to vote, or by the Trustees by written notice to the shareholders. Any series of Ivy Fund may be terminated at any time by vote of at least 66 2/3% of the shares of that series, or by the Trustees by written notice to shareholders of that series.

Amendments

Maryland law generally provides that the charter may be amended by a vote of at least two-thirds of all shareholders. Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporations stock and the aggregate par value of the corporations stock. The WRA Bylaws may be amended by a majority vote of shareholders or by a majority of the Board of Directors, but the WRA Bylaws also provide that any amendment by the Board of Directors may be altered or repealed by the shareholders.

The Ivy Declaration of Trust may be amended by a vote of a majority of the shares entitled to vote, although the Trustees may amend the Ivy Declaration of Trust without a shareholder vote for the purpose of changing the name of Ivy Fund or supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision. The Ivy Bylaws may be amended by action of a majority of the Trustees.

Rights of Inspection

Under Maryland law, any shareholder of WRA Funds may inspect and copy during usual business hours the WRA Articles and the WRA Bylaws and the minutes, annual reports and voting trust agreement on file at WRA Funds principal office. Under Maryland law, shareholders owning at least 5% of WRA Funds shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of WRA Funds and request a statement of WRA Funds affairs. Massachusetts law, the Ivy Declaration of Trust and the Ivy Bylaws do not provide for any inspection rights.

Distributions

Maryland law provides that a distribution may not be made by WRA Funds if, after giving effect to it, (i) WRA Funds would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) WRA Funds total assets would be less than the sum of WRA Funds total liabilities plus the amount that would be needed if WRA Funds were to be dissolved at the time of the distribution to satisfy any preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution. Massachusetts law, the Ivy Articles and the Ivy Bylaws contain no comparable restrictions.

*    *    *    *

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, Articles of Incorporation of the WRA Funds, their respective Bylaws and Maryland and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Maryland and Massachusetts law directly for more complete information.

THE IVY FUND TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

Required Vote for the Proposal

Approval of the Agreement and Plan of Reorganization dated as of [___________], 2003, by and between Ivy Fund on behalf of the Acquired Fund, and WRA Funds on behalf of the WRA Fund, will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund with respect to the Acquisition. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of the Acquired Fund means more than 50% of the outstanding shares of the Acquired Fund. A vote of the shareholders of the WRA Fund is not needed to approve the Acquisition.

GENERAL

VOTING INFORMATION

The Ivy Fund Board of Trustees is soliciting proxies from the shareholders of the Acquired Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Central Time on June 3, 2003, at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy and proxy inserts are being mailed to shareholders beginning on or about April ___, 2003.

Information About Proxies and the Conduct of the Meeting

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Ivy Fund or by employees or agents of its service contractors. In addition, Georgeson Shareholder Communications, Inc. has been engaged to assist in the solicitation of proxies, at an estimated cost of $[___] to the Acquired Fund, which will be paid by the Acquired Fund and the Adviser as noted below.

Voting Process

You can vote in any one of the following ways:

(a) By mail, by filling out and returning the enclosed proxy card;

(b) By phone or Internet (see enclosed proxy insert for instructions); or

(c) In person at the Meeting.

Shareholders who owned shares on the record date, April 7, 2003, are entitled to vote at the Meeting. For each full share of the Acquired Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

Costs. The WRA Fund will bear the transfer agency costs related to the Acquisition and the costs of registration of its shares to be issued to shareholders of the Acquired Fund upon the closing of the Acquisition. All other costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the Acquired Fund and the Adviser in the following percentages: Acquired Fund 50% and Adviser 50%. In the event that the shareholders of the Acquired Fund do not approve the Agreement and Plan of Reorganization or the Acquisition does not close for any reason, the Adviser will bear the costs of the failed Acquisition which would otherwise have been borne by the Acquired Fund and the WRA Fund.

Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Ivy Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Acquired Fund as proxies for the Meeting (the "Designees"). A quorum is constituted with respect to the Acquired Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adviser and Underwriter. The address of the Acquired Fund's investment adviser is Waddell & Reed Ivy Investment Company, Inc., 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. The Adviser is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. During the fiscal year ended December 31, 2002, the Acquired Fund paid the Adviser advisory fees at an annual rate of 0.50% as a percentage of the Acquired Fund's net assets.

The address of the WRA Fund's investment adviser is Waddell & Reed Investment Management Company, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. the WRA Fund's principal underwriter and distributor. Waddell & Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed. During the fiscal year ended September 30, 2002, the WRA Fund paid WRIMCO advisory fees at an annual rate of 0.52% as a percentage of the WRA Fund's net assets.

The address of the WRA Fund's principal underwriter, Waddell & Reed, Inc., is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. The address of the Acquired Fund's principal underwriter, Ivy Mackenzie Distributors, Inc., is 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432.

Other Service Providers for the WRA Fund and the Acquired Fund. In most cases, the WRA Fund and the Acquired Fund have different service providers. Upon completion of the Acquisition, the WRA Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the WRA Fund and the Acquired Fund.

	WRA FUND	ACQUIRED FUND
Administrator	[None]	Waddell & Reed Ivy Investment Company, Inc. 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201
Accounting Service Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Ivy Investment Company, Inc. 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201
Transfer Agent/Shareholder Servicing Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	PFPC Inc. 4400 Computer Drive Westborough, MA 01581
Custodian	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106	Brown Brothers Harriman & Co. Boston, Massachusetts
Independent Auditors	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of _______ __, 2003, for each class of the Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Acquired Fund, and contains information about the executive officers and Trustees of Ivy Fund and their shareholdings in the Acquired Fund and in Ivy Fund.

Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Acquired Fund, or if the Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. The Designees will not vote any proxy that directs them to abstain from voting on the Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Ivy Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings. Neither the Acquired Fund nor the WRA Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund or WRA Fund must be received by the relevant Fund or Trust in writing a reasonable time before the Acquired Fund or WRA Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, care of, as applicable, the Ivy Bond Fund, Attention: Secretary, at 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432 or to the Waddell & Reed Advisors Bond Fund, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of March __, 2003 by and between (i) Ivy Fund (the "Acquired Trust"), a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated December 10, 1992, as amended and in effect on the date hereof, on behalf of the Ivy Bond Fund (the "Acquired Fund"), a series of the Acquired Trust, and (ii) Waddell & Reed Advisors Funds, Inc. (the "Acquiring Company"), a Maryland corporation formed on February 21, 1974, on behalf of the Waddell & Reed Advisors Bond Fund (the "Acquiring Fund"), a series of the Acquiring Company.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class B shares, Class C shares and Class Y shares of common stock of the Acquiring Fund (the "Acquiring Shares"), and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1 TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

  1.1   Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

  (a)   The Acquired Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Company, on behalf of the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

  (b)   The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (collectively, the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9 shall not be assumed or paid by the Acquiring Fund.

  (c)   The Acquired Fund's shares are divided into five classes, designated Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares ("Class A Acquired Shares," "Class B Acquired Shares," "Class C Acquired Shares," "Class I Acquired Shares" and "Advisor Class Acquired Shares," respectively, and collectively, "Acquired Shares"). The Acquiring Shares are divided into four classes, designated Class A shares, Class B shares, Class C shares and Class Y shares ("Class A Acquiring Shares," "Class B Acquiring Shares," "Class C Acquiring Shares" and "Class Y Acquiring Shares," respectively). Each Fund's Class A, Class B and Class C shares are substantially similar to each other, and Class I Acquired Shares and Advisor Class Acquired Shares are substantially similar to Class Y Acquiring Shares (a class of Acquired Shares and its substantially similar class of Acquiring Shares being referred to herein as "Corresponding Classes").

  (d)   The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for the assets transferred pursuant to paragraph 1.1(a) and the assumption of liabilities pursuant to paragraph 1.1(b) the number of full and fractional (rounded to the third decimal place) (i) Class A Acquiring Shares determined by dividing the net value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 ("Acquired Fund Value"), attributable to the Class A Acquired Shares by the net asset value ("NAV") of one Class A Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2, (ii) Class B Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class B Acquired Shares by the NAV of one Class B Acquiring Share (as so computed), (iii) Class C Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class C Acquired Shares by the NAV of one Class C Acquiring Share (as so computed), and (iv) Class Y Acquiring Shares determined by dividing the Acquired Fund Value attributable to the Class I Acquired Shares and Advisor Class Acquired Shares by the NAV of one Class Y Acquiring Share (as so computed).

  (e)   Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

  1.2   The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

  1.3   As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of a class of Acquired Shares will be credited with the respective pro rata number of shares of the Corresponding Class of Acquiring Shares due that Shareholder). The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

  1.4   With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Company will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Company has been notified by the Acquired Trust, on behalf of the Acquired Fund, or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

  1.5   Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

  1.6   As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Acquired Trust's Declaration of Trust and the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2 VALUATION.

  2.1   For the purpose of paragraph 1, the value of the shares of each class of the Acquired Fund shall be equal to the net asset value of such shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Directors of the Acquiring Company and as set forth in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Company (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9, and shall be certified by an authorized officer of the Acquired Trust.

  2.2   For the purpose of paragraph 1, the net asset value per share of each class of Acquiring Shares shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Directors of the Acquiring Company and as set forth in the Acquiring Fund Prospectus. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Waddell & Reed Investment Management Company.

3 CLOSING AND CLOSING DATE.

  3.1   The Closing Date shall be on June __, 2003 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Waddell & Reed Financial, Inc., located at 6300 Lamar Avenue, Overland Park, Kansas or at such other time and/or place as the parties may agree.

  3.2   The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to UMB Bank, n.a., as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "UMB Bank, n.a., custodian for Waddell & Reed Advisors Bond Fund, a series of Waddell & Reed Advisors Funds, Inc."

  3.3   In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Acquired Trust or the Acquiring Company upon the giving of written notice to the other party.

  3.4   At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Acquired Trust. The Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

  3.5   At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4 REPRESENTATIONS AND WARRANTIES.

  4.1   The Acquired Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquired Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquired Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquired Trust and the 1940 Act;

  (c)   The Acquired Fund's current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus") conform in all material respects with the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part;

  (d)   The Acquired Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (e)   The Acquired Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

  (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended December 31, 2002, of the Acquired Fund, audited by Deloitte & Touche LLP for the year ended December 31, 2002 and by PricewaterhouseCoopers LLP for the year ended December 31, 2001, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (h)   Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met, and for the taxable year ending on the Closing Date, will meet the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and the Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. Neither the Acquired Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares, each having the characteristics described in the Acquired Fund Prospectus. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

  (l)   The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

  (m)   The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Acquired Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

  (o)   The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

  (p)   No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

  (q)   At the Closing Date, the Acquired Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2002, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

  (r)   At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

  (s)   No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

  4.2   The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquiring Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquiring Company and the 1940 Act;

  (c)   The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

  (d)   At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)   The Acquiring Company is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party or by which the Acquiring Fund is bound, if any, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended September 30, 2002, of the Acquiring Fund, each audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since September 30, 2002.

  (h)   Since September 30, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Acquired Fund. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met, and for the current taxable year will meet, the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquiring Company nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquired Fund. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquiring Company consists of [___________] shares of common stock, par value of $0.01 per share, of which _____ shares are authorized for the Acquiring Fund. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Y shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

  (l)   The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

  (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Company, and this Agreement constitutes the valid and binding obligation of the Acquiring Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares or Class Y shares, as the case may be, in the Acquiring Fund, and will be fully paid and non-assessable by the Acquiring Company, and no shareholder of the Acquiring Company will have any preemptive right of subscription or purchase in respect thereof;

  (o)   The information to be furnished by the Acquiring Fund for use in the Registration Statement and the Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

  (p)   No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5 COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquiring Company, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

  5.1   The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include paying regular and customary periodic dividends and other distributions.

  5.2   The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and approve this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

  5.3   In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Company will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

  5.4   The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

  5.5   The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

  5.6   Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

  5.7   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

  5.8   At the Closing, the Acquired Trust will turn over to the Acquiring Company all its books and records regarding the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder.

6 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  6.1   The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

  6.2   The Acquired Trust shall have received a favorable opinion from Kirkpatrick & Lockhart LLP, counsel to the Acquiring Company, dated the Closing Date and in a form reasonably satisfactory to the Acquired Trust, substantially to the following effect:

  (a) The Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power and authority necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Acquiring Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and the Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class Y shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied; and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery by the Acquiring Company on behalf of the Acquiring Fund of this Agreement did not, and the performance by the Acquiring Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Company's Articles of Incorporation or By-laws, or any provision of any agreement filed as an exhibit to the Acquiring Company's Registration Statement on Form N-1A, as amended to date, and to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Acquiring Company or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (g) after inquiry of officers of the Acquiring Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquiring Company or the Acquiring Fund on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the date of such opinion which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (h) the Acquiring Company is duly registered with the SEC as an investment company under the 1940 Act; and (i) to the knowledge of such counsel, after having made inquiry of officers of the Acquiring Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquiring Company or the Acquiring Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquiring Company's obligations under this Agreement, and neither the Acquiring Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses.

7 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Trust, on behalf of the Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  7.1   The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Company and dated the Closing Date, to the effect that the representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

  7.2   The Acquiring Company shall have received a favorable opinion from Bell, Boyd & Lloyd LLC, counsel to the Acquired Trust, dated the Closing Date and in a form reasonably satisfactory to the Acquiring Company, substantially to the following effect (for purposes of rendering opinions with respect to matters of Massachusetts law and Maryland law, Bell, Boyd & Lloyd LLC may rely on the opinion of Kirkpatrick & Lockhart LLP):

  (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power and authority necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series of the Acquired Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquired Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement and the Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery by the Acquired Trust on behalf of the Acquired Fund of this Agreement did not, and the performance by the Acquired Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Acquired Trust's Declaration of Trust or By-laws, or any provision of any agreement filed as an exhibit to the Acquired Trust's Registration Statement on Form N-1A, as amended to date, and to which the Acquired Trust or the Acquired Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquired Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Massachusetts state court or governmental authority is required for the consummation by the Acquired Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) after inquiry of officers of the Acquired Trust by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquired Trust or the Acquired Fund on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the date of such opinion which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (g) the Acquired Trust is duly registered with the SEC as an investment company under the 1940 Act; (h) to the knowledge of such counsel, after having made inquiry of officers of the Acquired Trust but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquired Trust or the Acquired Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquired Trust's obligations under this Agreement, and neither the Acquired Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and (i) all issued and outstanding shares of the Acquired Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

  7.3   The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP, for the fiscal year ended December 31, 2002 and signed pro forma tax returns for the period from December 31, 2002 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

  7.4   Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date.

  7.5   The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

  7.6   The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Acquired Trust and the Acquiring Company hereunder are each subject to the further conditions that on or before the Closing Date:

  8.1   This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

  8.2   On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

  8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Acquired Trust or the Acquiring Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

  8.4   The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

  8.5   The Acquired Trust and the Acquiring Company shall have received a favorable opinion of Bell, Boyd & Lloyd LLC satisfactory to the Acquired Trust and the Acquiring Company substantially to the effect that, for federal income tax purposes:

  (a)   The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b)   No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares and the Acquiring Fund's assumption of the Obligations or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

  (c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

  (d)   The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

  (e)   The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

  (f)   The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  (g)   The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

  (h)   The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  8.6   At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived jointly by the Board of Trustees of the Acquired Trust and the Board of Directors of the Acquiring Company if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9 FEES AND EXPENSES.

  9.1   All fees paid to governmental authorities for the registration or qualification of the Acquiring Shares and all transfer agency costs related to the Acquiring Shares shall be allocated to the Acquiring Company, on behalf of the Acquiring Fund. All of the other expenses of the transactions, including without limitation, fees and expenses related to printing, mailing, solicitation of proxies, tabulation of votes and accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated to the Acquired Trust, on behalf of the Acquired Fund. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to the Acquired Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Acquired Fund and fifty percent (50%) by Waddell & Reed Ivy Investment Company; and (b) as to expenses allocable to the Acquiring Company, on behalf of the Acquiring Fund, all of such expenses shall be borne by the Acquiring Fund. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

  9.2   In the event the transactions contemplated by this Agreement are not consummated, then Waddell & Reed Ivy Investment Company agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

  9.3   Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

  9.4   Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

  10.1   The Acquired Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 3.4, 5.4, 7.3, 9, 10, 13 and 14.

11 TERMINATION.

  11.1   This Agreement may be terminated by the mutual agreement of the Acquiring Company and the Acquired Trust. In addition, either the Acquiring Company or the Acquired Trust may at its option terminate this Agreement at or prior to the Closing Date:

  (a)   Because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

  (b)   If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

  (c)   Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

  11.2   If the transactions contemplated by this Agreement have not been substantially completed by September 30, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Trust and the Acquiring Company.

12 AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13 NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: (i) Ivy Fund, Via Mizner Financial Plaza, 925 South Federal Highway, Suite 600, Boca Raton, FL 33432 attn: Secretary; or (ii) Waddell & Reed Advisors Funds, Inc., 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, attn: Secretary.

14 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
 NON-RECOURSE; FINDERS' FEES.

  14.1   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  14.3   This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

  14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5   A copy of the Declaration of Trust of the Acquired Trust is on file with the Secretary of the Commonwealth of Massachusetts and the Articles of Incorporation of the Acquiring Company are on file with the Department of Assessments and Taxation of the State of Maryland, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquired Trust or the Acquiring Company shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

  14.6   The Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

ATTEST: By: Name: Title:	IVY FUND, on behalf of its Bond Fund By: Name: Title:
ATTEST: By: Name: Title:	WADDELL & REED ADVISORS FUNDS, INC., on behalf of its Bond Fund By: Name: Title:
ATTEST: By: Name: Title:	Agreed and accepted as to paragraph 9 only: WADDELL & REED IVY INVESTMENT COMPANY By: Name Title

APPENDIX B

FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE ACQUIRED FUND

Only the shareholders of record of the Acquired Fund at the close of business on ________ __, 2003, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Acquired Fund was as follows:

FUND	CLASS	NUMBER OF SHARES OUTSTANDING AND ENTITLED TO VOTE
ACQUIRED FUND...................................................	Class A
Class B
Class C
Advisor Class
TOTAL

OWNERSHIP OF SHARES

As of March __, 2003, Ivy Fund and WRA Funds each believes that its Trustees/Directors and officers, as a group, owned [less than one percent] of each class of shares of each Fund and of Ivy Fund or WRA Funds, respectively, as a whole. As of March __, 2003, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

ACQUIRED FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF FUND OWNED
Class A..............................
Class B................................
Class C................................
Advisor Class.....................
WRA FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED	PERCENTAGE OF FUND OWNED
Class A...............................
Class B...............................
Class C.................................
Class Y................................

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund as of _______ __, 2003 would own the following percentages of the WRA Fund noted below upon consummation of the Acquisition. The percentages presented below assume that the Acquisition of the Acquired Fund is consummated.

ACQUIRED FUND CLASS	NAME AND ADDRESS OF SHAREHOLDER	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED UPON CONSUMMATION OF ACQUISITION	PERCENTAGE OF FUND OWNED UPON CONSUMMATION OF ACQUISITION
Class A.................................
Class B.................................
Class C................................
Advisor Class......................

APPENDIX C

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of each of the Acquired Fund and the WRA Fund as of February 28, 2003, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Acquired Fund by the WRA Fund at net asset value as of that date.

	ACQUIRED FUND	WRA FUND+	PRO FORMA ADJUSTMENTS	WRA FUND PRO FORMA COMBINED (1) (2)
Class A(3)
Net asset value	32,004,993	820,897,862	(17,700)[4]	852,885,155
Shares outstanding	3,779,832	125,085,950	1,096,280	129,962,062
Net asset value per share	8.47	6.56		6.56

Class B (3)
Net asset value	16,917,379	48,233,527	(9,400)[4]	65,141,506
Shares outstanding	2,027,683	7,352,095	549,753	9,929,531
Net asset value per share	8.34	6.56		6.56

Class C (3)
Net asset value	1,957,510	19,715,733	(1,100)[4]	21,672,143
Shares outstanding	233,735	3,005,294	64,498	3,303,527
Net asset value per share	8.37	6.56		6.56

Advisor Class and Class Y (3)
Net asset value	729,348	13,513,498	(400)[4]	14,242,446
Shares outstanding	86,890	2,058,883	24,230	2,170,003
Net asset value per share	8.39	6.56		6.56

------------------------

+ The WRA Fund will be the accounting survivor for financial statement purposes.

(1) Assumes the Acquisition was consummated on February 28, 2003, and is for information purposes only. No assurance can be given as to how many shares of the WRA Fund will be received by the shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the WRA Fund that actually will be received on or after such date.

(2) Class A Shares, Class B Shares, Class C Shares and Advisor Class Shares of the Acquired Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the WRA Fund upon consummation of the Acquisition. As no Class I shares are outstanding as of February 28, 2003, and the shares are not available for purchase, no Class I shares will be transferred as part of the Acquisition.

(3) Capitalization information is for Class A Shares, Class B Shares, and Class C Shares and Advisor Class Shares of the Acquired Fund and Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the WRA Fund pro forma combined.

(4) Adjustments reflect estimated one-time proxy, accounting, legal and other costs of the reorganization of $_____________ to be borne by the Acquiring Fund.

APPENDIX D

INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF THE WRA FUND AND CLASS A, CLASS B, CLASS C AND
ADVISOR SHARES OF THE ACQUIRED FUND

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE WRA FUND AND THE ACQUIRED FUND.

Class A shares of the WRA Fund and Class A shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for its Class A shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class A shares and for services provided to Class A shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. Under the Class A Plan, the WRA Fund may pay Waddell & Reed, Inc. ("W&R, Inc.") a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate W&R, Inc. for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

Class B shares of the WRA Fund and Class B shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, for its Class B shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to Class B shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. Under the Class B Plan, the WRA Fund may pay W&R, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to W&R, Inc. by the WRA Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by W&R, Inc. with respect to the Fund's Class B shares would exceed the maximum amount of such charges that W&R, Inc. is permitted to receive under the National Association of Securities Dealers ("NASD") rules as then in effect.

Class C shares of the WRA Fund and Class C shares of the Acquired Fund.

The Acquired Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class C shares that allows the Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to Class C shareholders.

The WRA Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class C shares. Under the Class C Plan, the WRA Fund may pay W&R, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the shares of that class to compensate W&R, Inc. for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to W&R, Inc. by the WRA Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by W&R, Inc. with respect to the Fund's Class C shares would exceed the maximum amount of such charges that W&R, Inc. is permitted to receive under the NASD rules as then in effect.

Class Y shares of the WRA Fund and Advisor Class shares of the Acquired Fund.

The Acquired Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Advisor Class shares.

The WRA Fund has not adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for its Class Y shares.

SHAREHOLDER TRANSACTIONS AND SERVICES OF THE WRA FUND AND THE ACQUIRED FUND. This section describes the shareholder transactions and services of the WRA Fund and the Acquired Fund.

    A. Sales Charges, Reduction of Sales Charges and Exemptions

Class A shares of the WRA Fund and Class A shares of the Acquired Fund.

The Class A shares of each of the WRA Fund and the Acquired Fund are subject to an initial sales charge when you buy them, based on the amount of your investment. A table comparing the initial sales charges for various investment amounts for each Fund is included on page 13 of the Prospectus/Proxy Statement. For an investment of $2 million or more in the WRA Fund, only Class A shares are available; however, the WRA Fund may impose a CDSC of 1.00% on certain redemptions of such large investments in Class A shares made within twelve months of purchase. For Class A shares of the Acquired Fund purchased at NAV, a CDSC of 1.00% may apply to Class A shares redeemed within two years of the end of the month in which they were purchased. See page 6 of the Prospectus/Proxy.

For Class A shares of the WRA Fund, lower sales charges are available by:

    Combining additional purchases of Class A shares of any of the funds in Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc. except Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of W&R Funds, Inc. Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation).
    Grouping all purchases of Class A shares of the funds referenced above, except shares of Waddell & Reed Advisors Cash Management, Inc. or W&R Funds, Inc. Money Market Fund, made during a thirteen-month period (Letter of Intent).
    Grouping purchases by certain related persons.

Class A shares may be purchased at NAV by:

    The Directors and officers of the WRA Fund or of any affiliated entity of W&R, Inc., employees of W&R, Inc. and its affiliates, financial advisors of W&R, Inc. and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals.
    Until December 31, 2003, clients of Legend Equities Corporation ("Legend") if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within sixty (60) days of such redemption.
    Retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs.
    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan.
    Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.
    Friends of the Firm which include certain persons who have an existing relationship with W&R, Inc. or any of its affiliates.
    Certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of certain Waddell & Reed Advisors Funds.

For Class A shares of the Acquired Fund, you can reduce your initial sales charge through (1) Rights of Accumulation, which permit you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own, or (2) a Letter of Intent, which permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a thirteen month period. You may purchase Class A shares of the Acquired Fund at NAV through the following methods:

    through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
    under certain qualified retirement plans;
    as an employee or director of the Adviser or its affiliates;
    as an employee of a selected dealer;
    through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees; or
    if you are investing at least $500,000 through a dealer or agent. A CDSC of 1.00% may apply to shares redeemed within two years of the end of the month in which they were purchased.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

Class B shares of the WRA Fund and Class B shares of the Acquired Fund.

Class B shares of each Fund are not subject to an initial sales charge but are subject to a CDSC if you sell your Class B shares within six years of their purchase. Class B shares of the WRA Fund, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Similarly, Class B shares of the Acquired Fund convert automatically to Class A shares approximately eight years after the original date of purchase.

The CDSC for Class B shares of the Acquired Fund is waived for:

    Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
    Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
    Redemptions resulting from a tax-free return of excess contribution to an IRA.
    Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
    Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

The CDSC will not apply to Class B shares of the WRA Fund in the following circumstances:

    redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to W&R, Inc.;
    redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper;
    redemptions of shares purchased by current or retired Directors of the Fund, Directors of affiliated companies, current or retired officers of the Fund, employees of W&R, Inc. and its affiliates, financial advisors of W&R, Inc. and its affiliates, and by the members of the immediate families of such persons;
    redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (the service and this exclusion from the CDSC do not apply to a one-time withdrawal);
    redemptions the proceeds of which are reinvested within forty-five (45) days in shares of the same class of the Fund as that redeemed;
    the exercise of certain exchange privileges;
    redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500;
    redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization; or
    for select Waddell & Reed Advisors Funds, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling arrangements with W&R, Inc. and that are administered by a third party and/or for which brokers not affiliated with W&R, Inc. provide administrative and record keeping services.

Class C shares of the WRA Fund and Class C shares of the Acquired Fund.

For each of the WRA Fund and the Acquired Fund, Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. The exclusions from paying a CDSC on Class C shares of the WRA Fund are the same as those mentioned above for Class B shares of the WRA Fund.

Class Y shares of the WRA Fund and Advisor Class shares of the Acquired Fund.

Class Y shares of the WRA Fund are not subject to a sales charge. Class Y shares are only available for purchase by:

    participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan;
    banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services;
    government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services;
    certain retirement plans and trusts for employees and financial advisors of W&R, Inc. and its affiliates; or
    Waddell & Reed InvestEd Portfolios, Inc.

Advisor Class shares of the Acquired Fund are not subject to a sales charge or a CDSC. Advisor Class shares are only offered to the following investors:

    trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
    any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
    officers and Trustees of the Acquired Fund (and their relatives);
    directors or employees of the Adviser or its affiliates;
    directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with the Acquired Fund's distributor (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).
    B. Purchase Procedures

The following chart compares the purchase procedures, including the minimum investment requirements for each class of the Acquired Fund that will be exchanged for the relevant class of the WRA Fund:

Acquired Fund	Minimum Initial Investment*	Minimum Subsequent Investments*	Purchase Methods
Class A	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Class B	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Class C	$1,000	$100	Through your registered representative or selling broker, or to the Ivy Fund by mail.
Advisor Class	$10,000	$250	Through your registered representative or selling broker, or to the Ivy Fund by mail.
WRA Fund
Class A	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class B	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class C	$500**	any amount	Through W&R, Inc. and its financial advisors or through advisors of Legend.
Class Y	$10 million for government entity or authority or for a corporation; any amount for other eligible investors	any amount

Through W&R, Inc. and its financial advisors or through advisors of Legend. You may purchase Class Y shares by wire, indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee.

*Minimum initial and subsequent investments in the Acquired Fund for retirement plans are $25.
**For certain retirement accounts and accounts opened with Automatic Investment Service, the minimum investment is $50 per Fund. For certain retirement accounts and accounts opened through payroll deductions, the minimum investment is $25 per Fund.

  C. Redemption Procedures

  The following chart compares the redemption procedures for each class of the Acquired Fund that will be exchanged for the relevant class of the WRA Fund:

Acquired Fund	By Mail	Telephone or Fax	Through Authorized Third Parties through which you completed your purchase	Through A Registered Securities Dealer	Systematic Withdrawal Plan	By Internet
Class A	Yes	Yes	Yes	Yes	Yes	Yes
Class B	Yes	Yes	Yes	Yes	Yes	Yes
Class C	Yes	Yes	Yes	Yes	Yes	Yes
Advisor Class	Yes	Yes	Yes	Yes	Yes	Yes
WRA Fund
Class A	Yes	No	Yes	Yes	Yes	No
Class B	Yes	No	Yes	Yes	Yes	No
Class C	Yes	No	Yes	Yes	Yes	No
Class Y	Yes	Yes	Yes	Yes	Yes	No

  D. Additional Shareholder Services

Client Services Representative

WRA Fund: A toll-free call, 888-WADDELL, connects you to a Client Services Representative or W&R, Inc.'s automated customer telephone service. During normal business hours, the Waddell & Reed Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from www.waddell.com, to: (1) obtain information about your accounts; (2) obtain price information about other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.; (3) obtain a Fund's current prospectus; (4) request a duplicate statement.

Purchase by Automatic Investment

WRA Fund: For Class A, Class B and Class C shareholders, Regular Investment Plans allow you to transfer money into your WRA Fund account, or between Waddell & Reed Group Fund accounts, automatically. The minimum amount to participate in the Automatic Investment Service, which moves money from your bank account to an existing Fund account, is $25 per fund on a monthly basis. The minimum amount to participate in the Funds Plus Service, which moves money from the W&R Funds, Inc. Money Market Fund to another fund in W&R Funds, Inc. whether in the same or a different account in the same class, is $100 per fund on a monthly basis.

Acquired Fund: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer and invested as a purchase of shares into your account. The Automatic Investment Method is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to PFPC of telephone instructions or written notice.

E Share Exchanges

WRA Fund

Except as otherwise noted in the prospectus for the WRA Fund, you may sell your shares and buy shares of the same Class of another fund in the Ivy Funds or the W&R Funds, Inc. without payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. Shares acquired in the acquisition will not be eligible for exchange for shares of other WRA Funds. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of the WRA Fund and buy Class Y shares of another fund in the Ivy Funds or the W&R Funds, Inc. or Class A shares of W&R Fund, Inc. Money Market Fund. The shares you exchange must be worth at least $100 or you must already own shares of a fund into which you want to exchange.

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund with Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. may only be sold within the United States and the Commonwealth of Puerto Rico. The exchange will be made at the net asset value next determined after receipt of your written request in good order by the WRA Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

These exchange rights may be eliminated or modified at any time by the WRA Fund, upon notice in certain circumstances. The WRA Fund will typically limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

Acquired Fund

You may exchange Acquired Fund shares for shares of another Ivy fund, subject to the following restrictions:

    You must exchange into the same share class you currently own.
    Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.
    It is the policy of the Ivy funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The Ivy funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

You may submit an exchange request to PFPC, Inc. ("PFPC") as follows:

BY MAIL: Send your written exchange request to PFPC at: Ivy Funds, c/o PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581. Be sure that all registered owners listed on the account sign the request.

BY TELEPHONE. Call PFPC at 800.777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. PFPC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Acquired Fund or PFPC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

BY INTERNET: You will be allowed to exchange by Internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) you have established the Internet trading option.

F Pricing of Shares for the WRA Fund and Acquired Fund

The offering price is the net asset value per share ("NAV") next determined after the Acquired Fund or the WRA Fund receives your purchase order plus, in the case of Class A shares of each, the applicable sales charge. For processing purchase and redemption orders, the NAV per share of the Acquired Fund is calculated on each day that the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of the WRA Fund is calculated on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE that day or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the WRA Fund is traded.

G Dividends and Distributions

Net investment income dividends and capital gains distributions for the WRA Fund and the Acquired Fund are declared and paid at least once a year.

H Additional Information Regarding the Purchase and Sale of Shares of the WRA Fund

HOW TO BUY SHARES

You may buy shares of the WRA Fund through W&R, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201

To purchase Class Y shares by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to W&R, Inc. at the above address, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed, Inc. Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of the WRA Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc. the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.
  If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

W&R, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the WRA Fund reserve the right to discontinue offering WRA Fund shares for purchase.

Minimum Investments for the WRA Fund

For Class A, Class B and Class C:
To Open an Account	$500
For certain exchanges	$100
For certain retirement accounts and accounts opened with Automatic Investment Service	$50
For certain retirement accounts and accounts opened through payroll deductions	$25
To Add to an Account	Any amount
For certain exchanges	$100
For Automatic Investment Service	$25
For Class Y:
To Open an Account
For a government entity or authority or for a corporation	$10 million (within first twelve months)
For other eligible investors	Any amount
To Add to an Account	Any amount

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to W&R, Inc., along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed, Inc. Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

Waddell & Reed Services Company

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-2784, and give your instructions to redeem your shares (redemption must be equal to or greater than $1,000.00) and make payment by wire to your predesignated bank account or by check to you at the address on the account.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period of any one shareholder.
  If you purchased shares of the Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
Special Requirements for Selling Shares
Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record

This requirement is to protect you and W&R, Inc. from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The WRA Fund reserves the right to redeem at NAV all of your Fund shares in the your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in the Fund to $500. These redemptions will not be subject to CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of the Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of the Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of the Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. W&R, Inc. will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of the Fund and once as to Class C shares of the Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of the Fund if the plan may invest in the Fund.

APPENDIX E

                                  Ivy Bond Fund

                                   Class A

                                                   Year Ended December 31,

                                               2002      2001         2000      1999       1998

    Net asset value at beginning of year     $ 8.09    $ 7.89       $ 8.29     $ 9.54   $ 10.22

    Increase (decrease) from investment operations
     Net investment income (loss)              .48(d)     .49(d)       .55        .67       .69
 Net gains or (losses) on securities

    (realized and unrealized)                  .26(h)     .18(h)      (.40)     (1.24)     (.69)

      Total from investment operations         .74        .67          .15       (.57)
    Less distributions
     Dividends from net investment

    income                                   $ .48      $ .47(i)     $ .55      $ .68       $ .68
 Distributions from realized gains
  Total distributions                          .48        .47          .55        .68         .68
 Net asset value at end of year             $ 8.35     $ 8.09       $ 7.89     $ 8.29      $ 9.54

      Total Return                            9.49(h)    8.70(h)      1.89      (6.17)
    Ratios and supplemental data
     Net assets, end of period (000)      $ 31,148    $ 36,401    $ 52,305    $ 69,249   $ 109,445
 Ratio of expenses to average net

    assets with reimbursement                  1.48        na          na          na          na
 Ratio of expenses to average net

   assets without reimbursement                1.48(g)    1.41       1.62        1.52        1.39
 Ratio of net investment income

   (loss) to average net assets                 5.91(g)   6.03        6.71       7.40        6.88
     Portfolio turnover rate                     15        22          26          28          43

    (d) Based on average shares outstanding.
    (g) Annualized.
    (h) Includes redemption fees added to capital paid-in. Total return excluding redemption fees would have been 8.83% for the year ended 12/31/02 and 8.55% for the year ended 12/31/01.
    (i) Dividend includes a return of capital distribution of $0.01 per average share.

                                    Ivy Bond Fund

                                        Class B

                                                            Year Ended December 31
                                                       2002     2001     2000      1999     1998

    Net asset value at beginning of year            $ 8.06    $ 7.88   $ 8.28     $ 9.53 $ 10.22

    Increase (decrease) from investment operations
     Net investment income (loss)                      .41(d)    .42(d)   .48        .59     .59
 Net gains or (losses) on securities

    (realized and unrealized)                          .19      .17      (.40)     (1.24)   (.67)

      Total from investment operations                 .60      .59       .08      (.65)    (.08)

    Less distributions
     Dividends from net investment

    income                                           $ .42     $ .41(i)  $ .48     $ .60    $ .61
 Distributions from realized gains
  Total distributions                                  .42        .41      .48       .60      .61
 Net asset value at end of year                     $ 8.24     $ 8.06   $ 7.88    $ 8.28   $ 9.53

      Total Return                                    7.64       7.61     1.03     (6.97)    (.81)
    Ratios and supplemental data
     Net assets, end of period (000)              $ 17,171   $ 19,305   $ 20,079   $ 27,550   $ 42,166
 Ratio of expenses to average net

    assets with reimbursement                         2.31       na         na        na        na
 Ratio of expenses to average net

   assets without reimbursement                       2.31 (g)   2.25      2.45       2.36      2.13
 Ratio of net investment income

   (loss) to average net assets                       5.09(g)    5.19      5.88       6.55      6.13
 Portfolio turnover rate                               15           22       26         28        43

(d) Based on average shares outstanding.
(g) Annualized.
    (i) Dividend includes a return of capital distribution of $0.01 per average share.

                                 Ivy Bond Fund

                                      Class C

                                                          Year Ended December 31,
                                                    2002        2001       2000      1999      1998

    Net asset value at beginning of year       $ 8.08     $ 7.91      $ 8.31    $ 9.55   $ 10.24

    Increase (decrease) from investment operations
     Net investment income (loss)                .42(d)      .42(d)      .48       .62       .60
 Net gains or (losses) on securities

    (realized and unrealized)                    .19         .16        (.40)    (1.25)      (.68)

      Total from investment operations           .61         .58         .08      (.63)      (.08)

    Less distributions
     Dividends from net investment

    income                                     $ .42       $ .41(i)    $ .48     $ .61       $ .61
 Distributions from realized gains
  Total distributions                            .42         .41         .48       .61          .61
 Net asset value at end of year               $ 8.27      $ 8.08      $ 7.91    $ 8.31       $ 9.55

      Total Return                              7.79        7.51        1.07     (6.81)        (.81)
    Ratios and supplemental data
     Net assets, end of period (000)         $ 2,186     $ 2,188     $ 2,726    $ 3,928     $ 11,266
 Ratio of expenses to average net

    assets with reimbursement                   2.26           na          na       na          na
 Ratio of expenses to average net

   assets without reimbursement                 2.26(g)     2.18          2.40     2.26         2.12
 Ratio of net investment income

   (loss) to average net assets                  5.14(g)    5.25          5.93     6.65         6.15
     Portfolio turnover rate                       15         22            26       28          43

    (d) Based on average shares outstanding.

   (g) Annualized.

    (i) Dividend includes a return of capital distribution of $0.01 per average share.

                                Ivy Bond Fund

                               Advisor Class

                                                         Year Ended December 31,   1/20(e) to
                                                2002      2001     2000     1999   12/31/98

    Net asset value at beginning of year       $ 8.12   $ 7.90    $ 8.28   $ 9.54 $ 10.28

    Increase (decrease) from investment operations
     Net investment income (loss)                 .51(d)   .49(d)    .56      .67     .69
 Net gains or (losses) on securities

    (realized and unrealized)                     .16      .21      (.38)   (1.24)   (.72)

      Total from investment operations            .67      .70       .18     (.57)   (.03)

    Less distributions
     Dividends from net investment

    income                                      $ .50     $ .48(i) $ .56    $ .69    $ .71
 Distributions from realized gains
  Total distributions                             .50       .48      .56      .69      .71
 Net asset value at end of year                $ 8.29    $ 8.12   $ 7.90   $ 8.28   $ 9.54

      Total Return                               8.52      9.07     2.26    (6.21)   (.30)
    Ratios and supplemental data
     Net assets, end of period (000)            $ 561    $ 170     $ 192    $ 332    $ 347
 Ratio of expenses to average net

    assets with reimbursement                    1.27        na       na       na       na
 Ratio of expenses to average net

   assets without reimbursement                 1.27(g)    1.32     1.49      1.43     1.11(g)

     Ratio of net investment income

   (loss) to average net assets                 6.13(g)    6.12     6.84      7.49     7.16(g)

     Portfolio turnover rate                     15          22       26         28       43

    (d) Based on average shares outstanding.
    (e) Commencement.
    (g) Annualized.
    (i) Dividend includes a return of capital distribution of $0.01 per average share.

APPENDIX F

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FOR THE WRA BOND FUND

Manager's Discussion

September 30, 2002

An interview with James C. Cusser, CFA, portfolio manager of Waddell & Reed Advisors Bond Fund

This report relates to the operation of Waddell & Reed Advisors Bond Fund for the fiscal year ended September 30, 2002. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?

The Fund's Class A shares return increased 1.48 percent for the fiscal year, including the impact of sales load and, without the sales load impact, increased 7.67 percent for the fiscal year. This compares with the Salomon Brothers Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market), which increased 8.37 percent for the year, and the Lipper Corporate Debt Funds A-Rated Universe Average (reflecting the performance of funds with similar investment objectives), which increased 6.73 percent for the year. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

What affected Fund performance, relative to its peer group and benchmark index, during the fiscal year?

Primarily, in relation to its index and peer group, the Fund was adversely affected by the impact of the Fund's sales load. On the more positive side, the Fund's duration expanded (i.e., its sensitivity to interest rate movements increased) as rates declined over the course of the fiscal year. Rate movement is typically the most important factor in an investment-grade bond fund's return. The Fund is structured so that when rates are sufficiently volatile, the portfolio's sensitivity to interest rates changes in a favorable direction. A secondary matter that we feel affected the Fund's return favorably was the absence of any major credit-related corporate bond losses. Over the past 12 months, some of the largest issuers in the corporate market defaulted on their debt obligations, and the Fund was fortunate to miss some of these issuers. Of course, the Fund was not immune to the general decline in corporate credits. We did experience some "collateral damage," as most corporate bond funds did. Furthermore, gradually, over the course of the fiscal year, we raised the Fund's exposure to U.S. agency-backed mortgage securities and U.S. agency debentures, which are not directly affected by the continuing problems in the corporate bond market.

What other market conditions or events influenced the Fund's performance during the fiscal year?

What other market conditions didn't occur? This past fiscal year has brought the most tumultuous market we have witnessed in over two decades. Over the course of the fiscal year, the market seems to have reassessed its most fundamental assumptions about economics and the financial system. Traditionally, the markets of the developed world had assumed that all participants were economically driven: that is, both individual "players" and nations sought an efficient cost/wealth equilibrium. In short, wealth was thought to be mercenary. After the terrorist attacks in September 2001, and with the somewhat successful efforts of the anti-globalization movement (abetted by corporate accounting scandals in the U.S.) the markets appeared to become less efficient. And this means more risk and less reward, for the time being. Other, more typical concerns seem trivial in comparison. These other concerns include the worry of a double-dip recession, with inflation perhaps being the preferred outcome to a Japanese-style dis-inflation and stagnation. We believe that this sort of worry is generally "good" for bonds, and, as such, interest rates have fallen, which has helped our roughly 15 percent weighting in U.S. Treasury securities. The other 85 percent of the portfolio, however, is primarily invested in bonds with exposure to either credit risk, like corporate securities, or interest rate volatility risk, like mortgage-backed securities. We feel that we were fortunate to have a balanced, diversified portfolio that generally does well in bumpy environments.

What strategies and techniques did you employ that specifically affected the Fund's performance?

We continue to employ a highly convex portfolio structure. That is, if interest rates are volatile, the portfolio's bond price movements generally are sufficient to overcome the cost of the lower yielding, but less convex, securities. During the fiscal year, rates have been very volatile, which added to the Fund's positive performance. Yet, just after the terrorist attacks, when volatility seemed to be peaking in the U.S. financial markets, we initiated a program of purchasing mortgage-backed securities with less convex properties. As the market volatility subsided, the mortgage-backed securities out-performed similar-maturity Treasury bonds, and far out-performed corporate bonds, which comprise the bulk of the portfolio. And finally, although the Fund had unusually high inflows of cash, we committed ourselves to maintain relatively low cash balances. We believe that this discipline also helped the Fund performance.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We continue to maintain a balance in the portfolio among several types of debt securities. After the terrorist attacks, as noted above, we purchased mortgage-backed securities, U.S. agency debentures and U.S. Treasury securities. Once we felt that there was some hope for an improving economy, in the summer of 2002, we began to purchase higher quality corporate bonds. If the economy should continue to show signs of strength in the coming year, we intend to continue to add lesser quality, investment-grade corporate bonds as the opportunities arise, with the hope of eventually bringing the majority of the portfolio back to corporate securities.

Sincerely,

James C. Cusser, CFA

Manager
Waddell & Reed Advisors
Bond Fund

Comparison of Change in Value of $10,000 Investment

Waddell & Reed Advisors Bond Fund, Class A Shares (1) -- $18,399

Salomon Brothers Broad Investment Grade Index -- $20,338

Lipper Corporate Debt Funds A-Rated Universe Average -- $18,763

                      Waddell & Reed  Salomon Brothers      Lipper Corporate
                Advisors Bond Fund, Broad Investment    Debt Funds A-Rated
                    Class A Shares       Grade Index      Universe Average

    12-31-92 Purchase       9,425             10,000             10,000
    12-31-93               10,668             10,989             11,146
    12-31-94               10,054             10,676             10,624
    12-31-95               12,116             12,657             12,697
    12-31-96               12,504             13,115             12,999
    12-31-97               13,725             14,377             14,221
    12-31-98               14,723             15,629             15,297
    12-31-99               14,563             15,500             14,887
    9-30-00                15,326             16,599             15,765
    9-30-01                17,089             18,767             17,580
    9-30-02                18,399             20,338             18,763

    (1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.
    Average Annual Total Return(2)

    Period                 Class A      Class B    Class C   Class Y
     1-year period
    ended 9-30-02          1.48%        2.75%      6.77%      7.99%
    5-year period
     ended 9-30-02          5.39%          ---       ---       6.93%
    10-year period
     ended 9-30-02          6.29%          ---       ---        ---
    Since inception
     of Class(3)
     through 9-30-02         ---         6.36%       7.18%       7.15%

    (2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
    (3)9-9-99 for Class B and Class C shares and 6-19-95 for Class Y shares (the date on which shares were first acquired by shareholders).
   Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

                   Waddell & Reed Advisors Funds, Inc.
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                             (913) 236-2000
                                FORM N-14
                                 PART B
                  STATEMENT OF ADDITIONAL INFORMATION
                             April __, 2003

     This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Ivy Growth Fund, a series of the Ivy Fund (the "Acquired Fund") by the Waddell & Reed Advisors
Accumulative Fund, a series of the Waddell & Reed Advisors Funds, Inc. (the
"WRA Fund" or the "Acquiring Fund").

    This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Proxy Statement dated April __, 2003 (the "Prospectus/Proxy Statement") of the Acquiring
Fund which relates to the Acquisition. As described in the Prospectus/Proxy
Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

    This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Fund at the address or telephone number set forth above.

    Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the
Prospectus/Proxy Statement.

I.  Additional Information about the Acquiring Fund and the Acquired Fund.. 1
II. Financial Statements .................................................. 2

I.   Additional Information about the Acquiring Fund and the Acquired Fund.

    Attached hereto as Appendix A is additional information for the
Acquiring Fund.

    Further information about Class A shares, Class B shares, Class C shares and Class Y shares of the WRA Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the WRA
Fund dated December 31, 2002, as supplemented.

    Further information about Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares of the Acquired Fund is contained in and incorporated herein by reference to the Statement of
Additional Information for the Acquired Fund dated April 30, 2002, as supplemented.

II.  Financial Statements.

    The audited financial statements and related Report of Independent
Auditors included in the Annual Report for the year ended December 31,
2002, for the Acquired Fund and the audited financial statements and related report of Independent Auditors included in each of the Annual
Report for the year ended June 30, 2002 and the Semi-Annual Report for the period ended December 31, 2002 of the WRA Fund are incorporated herein by reference. No other parts of the Annual Reports are incorporated herein by reference.

    In accordance with Instruction 2 to Item 14 of Form N-14, no pro forma financial statements are required because the net asset value of the
Acquired Fund does not exceed 10% of the net asset value of the Acquiring
Fund as of February 28, 2003.

                                  APPENDIX A

                     WADDELL & REED ADVISORS FUNDS, INC.

                             6300 Lamar Avenue
                             P. O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                              913-236-2000
                               888-WADDELL

                             December 31, 2002

                    STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with a prospectus
(Prospectus) for the Waddell & Reed Advisors Funds, Inc., dated October 15,
2002 or December 31, 2002, as applicable, which may be obtained from the
Funds or their underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

     The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Funds' Annual Report to
Shareholders, dated September 30, 2002 or June 30, 2002, as applicable, each of which may also be obtained from the Funds or Waddell & Reed at the address or telephone number above.

     Fund History...............................................

     The Funds, Their Investments, Related Risks and Limitations

     Management of the Funds....................................

     Control Persons and Principal Holders of Securities........

     Investment Advisory and Other Services.....................

     Brokerage Allocation and Other Practices...................

     Capital Stock..............................................

     Purchase, Redemption and Pricing of Shares.................

     Taxation of the Funds......................................

     Underwriter................................................

     Performance Information....................................

     Financial Statements.......................................

     Appendix A.................................................

                               FUND HISTORY

     Waddell & Reed Advisors Funds, Inc. (Funds) was organized as a
Maryland corporation on February 21, 1974, as a successor to a Delaware corporation which commenced operations in 1940. Prior to June 30, 2000, the corporation was known as United Funds, Inc.R. Waddell & Reed Advisors
Funds, Inc. is comprised of four series:  Waddell & Reed Advisors
Accumulative Fund, Waddell & Reed Advisors Bond Fund, Waddell & Reed
Advisors Core Investment Fund and Waddell & Reed Advisors Science and
Technology Fund. Prior to June 30, 2000, the Funds were known as United
Accumulative FundR, United Bond FundR, United Income FundR and United
Science and Technology FundR, respectively. Between June 30, 2000 and
October 2, 2000, Waddell & Reed Advisors Core Investment Fund was known as
Waddell & Reed Advisors Income Fund.

         THE FUND, ITS INVESTMENTS, RELATED RISKS AND LIMITATIONS

     Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors
Bond Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund is each a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each
Fund is a series of Waddell & Reed Advisors Funds, Inc.--an open-ended diversified management investment company.

    This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Funds' investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

    WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s).

Waddell & Reed Advisors Science and Technology Fund

     As described in the Prospectus, the portfolio of Waddell & Reed
Advisors Science and Technology Fund emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices, drugs and genomics.

Waddell & Reed Advisors Bond Fund

     In selecting debt securities for the portfolio of this Fund, consideration will be given to the yield of the security; this yield will include the yield to maturity in the case of debt securities purchased at a discount. Consideration will also be given to the relative safety of debt securities purchased and, in the case of convertible debt securities, the possibility of capital growth.

     A debt security may not be purchased if, at the time of purchase, it is in default in the payment of interest or if there is less than
$1,000,000 principal amount outstanding.

Securities - General

    The Funds may invest in securities including common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The Funds may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality.
As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

    The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Fund's ability to achieve its investment objectives.

    The Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock
(plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected
to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

    The Funds may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard & Poor's (S&P) and D by
Moody's Corporation (Moody's). Debt securities rated D by S&P or D by
Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities yet such securities may have speculative characteristics. In addition, the Funds will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

    Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the
Fund's shareholders.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

    The Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security.
The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash.
Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Specific Securities and Investment Practices

    Borrowing

    Each Fund may borrow money, but only from banks and for temporary, emergency or extraordinary purposes. If the Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

    Foreign Securities and Currencies

     The Funds may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts, in registered form, are U. S.
dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

    WRIMCO believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
WRIMCO believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    Each of the Funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts.
The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and
Other Strategies - Forward Currency Contracts.

     Investments in obligations of domestic branches of foreign banks will be considered domestic securities if WRIMCO has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

   Illiquid Investments

    Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
    (6)  securities for which market quotations are not readily available; and
    (7)  securities involved in swap, cap, floor and collar transactions.

    The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If through a change in values, net assets, or other circumstances, a
Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Indexed Securities

     Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United
States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates.
Indexed securities may be more volatile than the underlying investments.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.
Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks,
corporations, and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Investment Company Securities

    Each Fund may purchase securities of closed-end investment companies.
As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

   Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under a Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

     Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank)
must be satisfactory to WRIMCO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the
Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on.
The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower fail financially.

    Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S.
Government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Asset-Backed Securities

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the
Federal National Mortgage Association (Fannie Mae), Government National
Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage
Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-
backed securities that are guaranteed, directly or indirectly, by the U.S.
Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may so invest as long as WRIMCO determines that such investments are consistent with the Fund's goals and investment policies.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.
However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-
backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

       Special Characteristics of Mortgage-Backed and Asset-Backed
Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions.
Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

    Options, Futures and Other Strategies

       General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of a Fund's investments that can affect fluctuation in its net asset value (NAV).

    Generally, a Fund may purchase and sell any type of Financial
Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial
Instrument is primarily measured. Since each Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire.
Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the
Fund's holdings is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC).
In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxes.

     In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with a
Fund's goal(s) and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Risks pertaining to particular Financial Instruments are described in the sections that follow:

     (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the
Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     (4)  As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the
Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

    (5)  A Fund's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

       Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
A Fund will not enter into any such transactions unless it owns either (1)
an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

       Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the
Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

       Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United
States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-
listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time.
Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.
The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

       Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

       OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a Fund are European-
style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

       Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes.
Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value.
Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.
In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

       Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a
Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

       Foreign Currency Hedging Strategies -- Special Considerations. Each
Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts
(forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the
Fund's securities are denominated or to attempt to enhance income or yield.
Currency hedges can protect against price movements in a security that a
Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such
Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the
U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

       Forward Currency Contracts. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

     A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for
U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S.
dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the
Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

     Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Fund or that WRIMCO will hedge at an appropriate time.

       Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A
Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

       Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

    Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield because these agreements may affect the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-
backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Caps, floors and collars have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the Investment Company Act of
1940, as amended (1940 Act). Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.
The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

    Repurchase Agreements

     Each Fund may purchase securities subject to repurchase agreements.
The Fund will not enter into a repurchase transaction that will cause more than 10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See
Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

    Restricted Securities

     Each of the Funds may purchase restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g. Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

   U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae, Farmers Home Administration, Export-Import Bank
of the United States, Small Business Administration, Ginnie Mae, General
Services Administration, Central Bank for Cooperatives, Federal Home Loan
Banks, Freddie Mac, Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

     U.S. Government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S.
Government agencies or instrumentalities including, but not limited to,
Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See, Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

   Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

    Warrants and Rights

    Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might
be. They are also generally less liquid than an investment in the underlying securities.

    When-Issued and Delayed-Delivery Transactions

     Each Fund may purchase any securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case, payment and delivery for the securities take place at a future date. The securities so purchased or sold by a Fund are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Fund's NAV per share. If the other party to a delayed-
delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Ordinarily a Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

    Zero Coupon Securities

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

    A Fund may invest in zero coupon securities that are stripped U.S.
Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount
(OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution
Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

     Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal(s), cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. A Fund may not:

    (1)  Buy real estate nor any nonliquid interests in real estate investment trusts;

    (2)  Buy shares of other investment companies that redeem their shares. A Fund can buy shares of investment companies that do not redeem their shares if it does so in a regular transaction in the open market and then does not have more than one-tenth (i.e.,
         10%) of the total assets of the four Funds in these shares;

    (3)  Lend money or other assets, other than through certain limited types of loans; the Funds may buy debt securities and other obligations consistent with their respective goals and their other investment policies and restrictions; they may also lend their portfolio securities to the extent allowed, and in
         accordance with the requirements, under the 1940 Act and enter into repurchase agreements except as indicated above;

         The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (4)  Invest for the purpose of exercising control or management of other companies;

    (5)  Participate on a joint, or a joint and several, basis in any trading account in any securities;

    (6)  Sell securities short (unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), or purchase securities on margin, except that (1)
         this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other
         financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and
         (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

    (7)  Engage in the underwriting of securities, that is, the selling of securities of other issuers;

    (8)  With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act, if immediately after and as a result of such purchase, (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities of such issuer; Waddell & Reed Advisors Core
         Investment Fund, Waddell & Reed Advisors Accumulative Fund and
         Waddell & Reed Advisors Bond Fund may not buy securities of companies in any one industry if more than 25% of that Fund's total assets would then be invested in companies in that
         industry;

    (9)  Purchase or sell physical commodities; however, this policy shall not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

   (10)  Invest more than 5% of all of the Funds' total assets in securities issued by foreign governments;

   (11)  Borrow money; however, this policy shall not prevent a Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

   (12)  Issue senior securities.

       The following investment restrictions are not fundamental, or are operating, and may be changed by the Board of Directors without shareholder approval:

    (1)  At least 80% of Waddell & Reed Advisors Bond Fund's net assets will be invested during normal market conditions in bonds. The
         Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy. Waddell & Reed Advisors Bond
         Fund may not purchase any securities other than debt securities if, as a result, more than 10% of the value of the Fund's total assets would consist of such other securities. This 10% limit does not include (1) any securities required to be sold as promptly as practicable after conversion of convertible debt securities or exercise of warrants, as set forth below, or (2)
         premiums paid or received by the Fund as to those put and call options that this Fund is permitted to use, the value of any put or call options or futures contracts held by it or the amount of initial or variation margin deposits as to those puts, calls or futures contracts that it is permitted to use. The Fund may convert convertible debt securities and exercise warrants
         provided that, if as a result of conversion or exercise and/or as a result of warrants becoming separately salable more than 10% of the Fund's total assets consists of non-debt securities,
         sufficient non-debt securities will be sold as promptly as practicable to reduce the percentage of such non-debt securities held by the Fund to 10% or less of its total assets, less the amounts set forth in (2) above.

    (2)  Under normal market conditions, Waddell & Reed Advisors Science and Technology Fund will invest at least 80% of its net assets in the securities of science and technology companies or companies that benefit from the application of science and/or technology.
         The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

    (3)  Waddell & Reed Advisors Accumulative Fund, Waddell & Reed
         Advisors Core Investment Fund and Waddell & Reed Advisors Science
         and Technology Fund do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments.
         Waddell & Reed Advisors Bond Fund does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 20% of its total assets would consist of such investments.

    (4)  Each Fund may not invest more than 20% of its net assets in foreign securities.

    (5)  Each Fund may not purchase a security if, as a result, more than
         10% of its net assets would consist of illiquid investments.

    (6)  Each Fund does not currently intend to invest more than 5% of its total assets in the securities of other investment companies.

    (7)  The Fund may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

    (8)  To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a
         CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions
         (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of a
         Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

    An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A
Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

    The portfolio turnover rate for Waddell & Reed Advisors Bond Fund for the fiscal periods ended September 30, 2002, September 30, 2001 and
September 30, 2000 was 25.20%, 36.46% and 23.21%, respectively.

     The portfolio turnover rate for Waddell & Reed Advisors Accumulative
Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December
31, 2000 was 413.51%, 184.75% and 384.37%, respectively.

    The portfolio turnover rate for Waddell & Reed Advisors Core
Investment Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December 31, 2000 was 26.70%, 15.48% and 48.05%, respectively.

    The portfolio turnover rate for Waddell & Reed Advisors Science and
Technology Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December 31, 2000 was 70.44%, 52.06% and 80.14%, respectively.

    A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss.

                           MANAGEMENT OF THE FUNDS

Directors and Officers

    Following is a list of the Board of Directors (Board) and the officers of the Fund. All of the Directors oversee all of the funds in the Fund
Complex. The Fund Complex is comprised of the funds in the Waddell & Reed
Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., which currently number 47 funds. Directors serve until resignation, retirement, death or removal. The Board, in turn, elects the officers who are responsible for administering each Fund's day to day operations.

   Disinterested Directors

    The following table provides information regarding each Director who is not an "interested person" as defined in the 1940 Act.

NAME,
ADDRESS AND AGE

POSITION(S) HELD WITH THE FUND

TERM OF OFFICE: DIRECTOR SINCE

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

DIRECTOR-SHIPS HELD BY DIRECTOR

James M. Concannon
Washburn Law School
1700 College
Topeka, KS 66621
Age: 54

Director

1997

Professor of Law, Washburn Law School; Formerly, Dean, Washburn Law School

Am Vestors CBO II, Inc. (bond investment firm)

John A. Dillingham
4040 Northwest Claymont
   Drive
Kansas City, MO 64116
Age: 63

Director

1997

President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Company

none

David P. Gardner
2441 Iron Canyon Drive
Park City, UT 84060
Age: 69

Director

1998

Formerly, president, William and Flora Hewlett Foundation

none

Linda K. Graves
6300 Lamar Avenue
Overland Park, KS 66202
Age: 49

Director

1995

First Lady of Kansas

American Guaranty Life Insurance Company

Joseph Harroz, Jr.
6300 Lamar Avenue
Overland Park, KS 66202
Age:  35

Director

1998

General Counsel of the University of Oklahoma, Cameron University and Rogers State University; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments

Oklahoma Appleseed Center for Law and Justice; Trustee; Ivy Fund

John F. Hayes
6300 Lamar Avenue
Overland Park, KS 66202
Age: 82

Director

1988

Chairman, Gilliland & Hayes, P.A., a law firm

Central Bank & Trust; Central Financial Corporation

Glendon E. Johnson
13635 Deering Bay Drive
Unit 284
Miami, FL 33158
Age: 78

Director

1971

Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corporation

Chairman, Bank Assurance Partners (marketing)

Eleanor B. Schwartz
1213 West 95th Court
Chartwell #4
Kansas City, MO 64114
Age: 65

Director

1995

Professor, and formerly, Chancellor, University of Missouri at Kansas City

Trustee, Ivy Fund

Frederick Vogel III
6300 Lamar Avenue
Overland Park, KS 66202
Age: 67

Director

1971

Retired

none

    Interested Directors

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc.
(WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO), the funds'
principal underwriter, Waddell & Reed, Inc. (W&R), and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR. The fourth interested director,
Mr. Ross, is a shareholder in a law firm that has represented W&R within the past two years.

NAME,
ADDRESS AND AGE

	POSITION(S) HELD WITH THE FUND

		TERM OF OFFICE: DIRECTOR/ OFFICER SINCE

			PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

				DIRECTOR-SHIPS HELD BY DIRECTOR

Keith A. Tucker
6300 Lamar Avenue
Overland Park, KS 66202
Age:  57

	Chairman of the Board

		1998

			Chairman of the Board, Chief Executive Officer and Director of WDR; formerly, Principal Financial Officer of WDR; Chairman of the Board and Director of W&R, WRIMCO and WRSCO; formerly, Vice Chairman of the Board of Directors of Torchmark Corporation; formerly, Chairman of the Board of Directors of Torchmark Distributors, Inc.

				Chairman of the Board and Trustee of Ivy Fund

	Director	1993

Henry J. Herrmann
6300 Lamar Avenue
Overland Park, KS 66202
Age: 60

	President

		2001

			President, Chief Investment Officer and Director of WDR; formerly, Treasurer of WDR; Director of W&R; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Executive Officer and Director of Ivy Acquisition Corp. (IAC) and Ivy Management, Inc. (IMI), affiliates of WRIMCO

				Austin, Calvert & Flavin, an affiliate of WRIMCO; Ivy Mackenzie Services Corp. (IMSC), an affiliate of WRIMCO; Trustee, Ivy Fund

	Director	1998

Robert L. Hechler
6300 Lamar Avenue
Overland Park, KS 66202
Age: 65

	Director

		1998

			Consultant and Director of WDR; Consultant of W&R; formerly, Executive Vice President and Chief Operating Officer of WDR; formerly, President, Chief Executive Officer, Principal Financial Officer, Treasurer and Director of W&R; formerly, Executive Vice President, Principal Financial Officer, Treasurer and Director of WRIMCO; formerly, President, Treasurer and Director of WRSCO

				none

Frank J. Ross, Jr.
Polsinelli, Shalton & Welte, P.C.
700 West 47th Street
 Suite 1000
Kansas City, MO 64112
Age: 49

	Director

		1996

			Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm

				Columbian Bank & Trust

   Officers

     The Board has appointed officers who are responsible for the day-to-
day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is
President, the Fund's officers are:

NAME,
ADDRESS AND AGE

	POSITION(S) HELD WITH THE FUND

		TERM OF OFFICE: OFFICER SINCE

			PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

				DIRECTOR-SHIPS HELD BY OFFICER

Theodore W. Howard
6300 Lamar Avenue
Overland Park KS 66202
Age: 60	Vice President	1987

			Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Fund Complex; Assistant Treasurer of Ivy Fund, formerly, Vice President of WRSCO

				none

	Treasurer	1976
	Principal Accounting Officer	1976
	Principal Financial Officer	2002

Kristen A. Richards
6300 Lamar Avenue
Overland Park KS 66202
Age: 35	Vice President	2000

			Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO; Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex; Vice President, Associate General Counsel and Chief Compliance Officer of IAC and IMI; Vice President and Secretary of Ivy Fund, formerly, Assistant Secretary of each of the funds in the Fund Complex; formerly, Compliance Officer of WRIMCO

				none

	Secretary	2000
	Associate General Counsel	2000

Daniel C. Schulte
6300 Lamar Avenue
Overland Park KS 66202
Age: 37	Vice President	2000

			Vice President, Secretary and General Counsel of WDR; Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex; Senior Vice President, General Counsel and Assistant Secretary of IAC and IMI; Vice President and Assistant Secretary of Ivy Fund; formerly, Assistant Secretary of WDR; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C.

				none

	General Counsel	2000
	Assistant Secretary	2000

Michael D. Strohm
6300 Lamar Avenue
Overland Park KS 66202
Age: 51

	Vice President

		2002

Senior Vice President and Chief Operations Officer of WDR; President, Director,
			Chief Executive Officer and Chief Financial Officer of W&R, President and Director of WRSCO; President and Chief Executive Officer of IMSC; Vice President of Ivy Fund

				Director of IAC, IMI and IMSC

James C. Cusser
6300 Lamar Avenue
Overland Park KS 66202
Age: 53

	Vice President

		1992

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI

				none

Antonio Intagliata
6300 Lamar Avenue
Overland Park KS 66202
Age: 64

	Vice President

		1979

			Senior Vice President of WRIMCO; Vice President and portfolio manager of one fund in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI

				none

Zachary H. Shafran
6300 Lamar Avenue
Overland Park KS 66202
Age:  37

	Vice President

		2001

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI; formerly, portfolio manager for other investment companies managed by WRIMCO

				none

James D. Wineland
6300 Lamar Avenue
Overland Park KS 66202
Age: 51

	Vice President

		1997

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex

				none

Responsibilities of the Board of Directors

    The Board oversees the operations of the Funds, and is responsible for the overall management and supervision of its affairs in accordance with the laws of the State of Maryland, and directs the officers to perform the daily functions of the Funds. The Board similarly oversees the operations of each of the other funds in the Fund Complex.

    Committees of the Board of Directors

     The Board has established the following committees:  Audit Committee,
Executive Committee, Nominating Committee, Valuation Committee and
Investment Review Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee meets with the Funds' independent auditors, internal auditors and corporate officers to discuss the scope and results of the annual audit of the Fund, to review financial statements, reports, compliance matters, and to discuss such other matters as the
Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Funds' independent auditors and the full Board of
Directors. David P. Gardner, James M. Concannon, Linda K. Graves, Robert L.
Hechler and Frank J. Ross, Jr. are the members of the Audit Committee.
During the fiscal year ended June 30, 2002, the Audit Committee met four times.

Executive Committee. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Keith A. Tucker, Glendon E. Johnson and John A. Dillingham are the members of the Executive Committee. During the fiscal year ended June 30, 2002, the Executive Committee did not meet.

Nominating Committee. The Nominating Committee evaluates, selects and recommends to the Board candidates for disinterested directors. Glendon E.
Johnson, Eleanor B. Schwartz and Frederick Vogel III are the members of the
Nominating Committee. During the fiscal year ended June 30, 2002, the
Nominating Committee did not meet.

Valuation Committee. The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith A. Tucker and Henry J. Herrmann are the members of the
Valuation Committee. During the fiscal year ended September 30, 2002, the
Committee met seven times.

Investment Review Committee. The Investment Review Committee considers such matters relating to the investment management of the funds in the Fund
Complex as the Committee may, from time to time, determine warrant review, such as investment management policies and strategies, investment performance, risk management techniques and securities trading practices, and may make recommendations as to these matters to the full Board.
Frederick Vogel III, Joseph Harroz, Jr. and David P. Gardner are the
members of the Investment Review Committee. The Investment Review Committee
was formed in February 2002; the Committee met once during the fiscal year ended September 30, 2002.

    Ownership of Fund Shares
  (as of January 2, 2002)

     The following table provides information regarding shares of the Funds owned by each Director, as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex.

                           DISINTERESTED DIRECTORS

                          DOLLAR RANGE                 AGGREGATE DOLLAR RANGE
                          OF FUND OR                   OF SHARES OWNED IN ALL
                          PORTFOLIO                    FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED                 FUND COMPLEX
----------------          ------------------------     -----------------------
James M. Concannon        $50,001 to $100,000          over $100,000
John A. Dillingham        over $100,000                over $100,000
David P. Gardner          none                         $10,001 to $50,000
Linda K. Graves           over $100,000                over $100,000
Joseph Harroz, Jr.        $50,001 to $100,000          over $100,000
John F. Hayes             over $100,000                over $100,000
Glendon E. Johnson        none                         over $100,000
Eleanor B. Schwartz       $1 to $10,000                $1 to $10,000
Frederick Vogel III       over $100,000                over $100,000

                            INTERESTED DIRECTORS

                          DOLLAR RANGE                 AGGREGATE DOLLAR RANGE
                          OF FUND OR                   OF SHARES OWNED IN ALL
                          PORTFOLIO                    FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED                 FUND COMPLEX
---------------           -----------------------      -----------------------
Robert L. Hechler         over $100,000                over $100,000
Henry J. Herrmann         none                         over $100,000
Frank J. Ross, Jr.        over $100,000                over $100,000
Keith A. Tucker           $50,001 to $100,000          over $100,000

   Compensation

    The funds in the Fund Complex pay to each Director (other than
Directors who are affiliates of Waddell & Reed) effective January 1, 2002, an annual base fee of $65,500 (of which at least $7,500 is deferred), plus
$4,250 for each meeting of the Board attended, plus reimbursement of expenses for attending such meetings and $500 for each committee meeting attended which is not in conjunction with a Board meeting. Prior to January
1, 2002, the funds in the Fund Complex paid to each such Director an annual base fee of $52,000 plus $3,250 for each meeting attended. The fees to the
Directors are divided among the funds in the Fund Complex based on each fund's relative asset size. During the fiscal year ended September 30,
2002, the Directors received the following fees for service as a director:

                             COMPENSATION TABLE

                                 Total
                               Aggregate          Compensation
                             Compensation         From Funds
                                From              and Fund
Director                       Funds[1]          Complex[1],[2]
--------                     ------------        ------------

Henry J. Herrmann               $    0              $     0
Keith A. Tucker                      0                    0
James M. Concannon              34,803               79,000
John A. Dillingham              34,803               79,000
David P. Gardner                34,872               79,000
Linda K. Graves                 34,803               79,000
Joseph Harroz, Jr.              34,975               79,000
John F. Hayes                   34,803               79,000
Robert L. Hechler               24,201               55,250
Glendon E. Johnson              34,803               79,000
William T. Morgan[3]            35,148               79,000
Frank J. Ross, Jr.              34,872               79,000
Eleanor B. Schwartz             34,803               79,000
Frederick Vogel III             34,803               79,000

[1]The data in this table shows the compensation received by the Funds'
Directors during the twelve months ended September 30, 2002.

[2]No pension or retirement benefits have been accrued as a part of Fund expenses.

[3]Mr. Morgan resigned his position as Director of the Funds and of each of the funds in the Fund Complex effective June 1, 2002.

     The officers are paid by WRIMCO or its affiliates.

     The Board has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. Henry L. Bellmon, Jay B.
Dillingham, William T. Morgan, Doyle Patterson, Ronald K. Richey and Paul
S. Wise retired as Directors of the Funds and of each of the funds in the
Fund Complex, and each serves as Director Emeritus.

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed or any of its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit
Plan sponsored by Waddell & Reed or any of its affiliated companies.
Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, a Senior Financial Advisor.

Code of Ethics

    The Funds, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-
clearance requirements and reporting obligations.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following table sets forth information with respect to the Funds, as of November 30, 2002, regarding the beneficial ownership of Fund shares.

                                                  Shares owned
Name and Address                                  Beneficially
of Beneficial Owner                Class          or of Record     Percent
-------------------                -----          ------------     -------
Brian E Stahl Tr                   Science and Technology Fund
Qualified 401(k) Plan              Class Y        57,043             6.48%
Bedford Reinforced Plastics Inc
FBO Unallocated Assets
264 Reynoldsdale Rd
Bedford PA  15522-7401

National Financial                 Accumulataive Fund
 Services Corp                     Class Y        258,397           26.73%
FBO Various Customers
Attn:  Mutual Funds Dept 5th Floor
200 Liberty St
One World Financial Center
New York NY  10281-1003

The Northern Trust                 Core Investment Fund
 Company Ttee                      Class Y        13,109,912        55.56%
FBO USX Corporation
 Savings Plan
P O Box 92956
Chicago IL  60675-2956

UMBSC & Co                         Core Investment Fund
FBO Interstate Brands              Class Y        3,310,587         14.03%
Retirement Income Plan
P O Box 419260
Kansas City MO  64141-6260

UMB Bank as Custodian              Core Investment Fund
 for                               Class Y        1,286,576          5.45%
W&R InvestEd Growth
 Portfolio                         Bond Fund
Master Account                     Class Y        522,013           28.31%
c/o Dawn Anthony
6300 Lamar Ave
Shawnee Mission KS  66202-4247

UMB Bank as Custodian              Core Investment Fund
 for                               Class Y        1,077,669          4.57%
W&R InvestEd Balanced
 Portfolio                         Bond Fund
Master Account                     Class Y        989,762           53.68%
c/o Dawn Anthony
6300 Lamar Ave
Shawnee Mission KS  66202-4247

Waddell & Reed                     Science and Technology Fund
 Financial Inc                     Class Y        89,255            10.14%
SERP Account
Attn:  Bernita Moorshead
P O Box 29217
Shawnee Mission KS  66201-9217

Waddell & Reed                     Accumulative Fund
 Investment Management             Class Y        103,742           10.73%
DCA Account
Attn:  Bernita Moorshead           Bond Fund
P O Box 29217                      Class Y        64,063             3.47%
Shawnee Mission KS  66201-9217

Waddell & Reed                     Core Investment Fund
 Financial Inc.                    Class Y        1,987,813          8.42%
401(k) and Thrift Plan
6300 Lamar Avenue                  Science and Technology Fund
Overland Park KS  66201            Class Y        625,891           71.14%

                                   Accumulative Fund
                                   Class Y        550,540           56.94%

                                   Bond Fund
                                   Class Y        153,777            8.34%

     As of November 30, 2002, all of the Directors and officers of the
Funds, as a group, owned less than 1% of the outstanding shares of the
Funds.

                   INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

     The Funds have an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The Agreement obligates WRIMCO to make investments for the account of the Funds in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the
1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code) relating to regulated investment companies, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by the Fund and places the orders.

    WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed
Financial, Inc., a publicly held company. The address of these companies is
6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since each company's inception. Waddell & Reed serves as principal underwriter and distributor for each of the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

     The Management Agreement was renewed by the Board of Directors at the meeting held August 21, 2002, and will continue in effect for the period from October 1, 2002, through September 30, 2003, unless sooner terminated.
The Management Agreement provides that it may be renewed year to year as to each Fund, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Funds or WRIMCO (the Disinterested Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice by the Fund to WRIMCO and 120 days' written notice by WRIMCO to the Fund, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the
1940 Act).

     In connection with their consideration of the Management Agreement as to each Fund, the Disinterested Directors met separately with independent legal counsel. In determining whether to renew the Management Agreement as to each Fund, the Disinterested Directors, as well as the full Board of
Directors, considered a number of factors, including: the nature and quality of investment management services to be provided to the Fund by
WRIMCO, including WRIMCO's investment management expertise and the personnel, resources and experience of WRIMCO; the cost to WRIMCO in providing its services under the Management Agreement and WRIMCO's profitability; whether the Fund and its shareholders will benefit from economies of scale; whether WRIMCO or any of its affiliates will receive ancillary benefits that should be taken into consideration in evaluating the investment management fee payable by the Funds; and the investment management fees paid by comparable investment companies.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the
Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Funds. The Management
Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing
Agreement or Accounting Services Agreement.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between the
Funds and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell
& Reed, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

Accounting Services

     Under the Accounting Services Agreement entered into between the Funds and WRSCO, WRSCO provides the Funds with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of
Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new
Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Payments by the Fund for Management, Accounting and Shareholder Services

     Under the Management Agreement, for WRIMCO's management services,
Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Accumulative
Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund each pay WRIMCO a fee as described in the applicable Prospectus. The Funds accrue and pay this fee daily. The
Funds also reimburse WRIMCO for extraordinary expenses incurred by WRIMCO in its provision of services to the Funds.

    The management fees paid by Waddell & Reed Advisors Bond Fund to
WRIMCO during the Fund's fiscal periods ended September 30, 2002, September
30, 2001, September 30, 2000 and December 31, 1999 were $3,632,740,
$2,853,544, $1,939,561 and $2,525,129, respectively.

     The management fees paid by Waddell & Reed Advisors Accumulative Fund to WRIMCO during the Fund's fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $14,240,441, $7,773,906,
$16,127,584 and $11,969,745, respectively.

    The management fees paid by Waddell & Reed Advisors Core Investment
Fund to WRIMCO during the Fund's fiscal periods ended June 30, 2002, June
30, 2001, December 31, 2000 and December 31, 1999 were $38,480,426,
$22,364,150, $50,038,170 and $44,402,694, respectively.

    The management fees paid by Waddell & Reed Advisors Science and
Technology Fund to WRIMCO during the Fund's fiscal periods ended June 30,
2002, June 30, 2001, December 31, 2000 and December 31, 1999 were
$20,299,669, $11,979,560, $32,296,310 and $16,101,855, respectively.

     For purposes of calculating the daily fee the Funds do not include money owed to them by Waddell & Reed for shares which it has sold but not yet paid the Funds.

     The Funds also reimburse WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Funds' share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs. For the fiscal year ended September 30, 2002, Bond Fund reimbursed WRIMCO in the amount of $42,484.

     For the fiscal year ended June 30, 2002, Accumulative Fund, Core
Investment Fund and Science and Technology Fund reimbursed WRIMCO in the amounts of $89,619, $262,799 and $97,465, respectively.

     Under the Shareholder Servicing Agreement, the Funds pay WRSCO,
effective December 1, 2001:  For Accumulative Fund and Science and
Technology Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.5292 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Core
Investment Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.5792 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Bond
Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.6958 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Class Y shares, each of the Funds pays WRSCO a monthly fee equal to one-twelfth of .15 of
1% of the average daily net assets of Class Y of each Fund for the preceding month. Prior to December 1, 2001, with respect to Class A, Class
B and Class C shares, Accumulative Fund and Science and Technology Fund paid WRSCO a monthly fee of $1.3625, Core Investment Fund paid WRSCO a monthly fee of $1.4125, and Bond Fund paid WRSCO a monthly fee of $1.6125 for each shareholder account that was in existence at any time during the prior month. The Funds also pay certain out-of-pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs;
charges of any sub-agent used by WRSCO in performing services under the
Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, WRIMCO or WRSCO.

     Under the Accounting Services Agreement, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

     Average Net Asset Level      Annual Fee
    (all dollars in millions)     Rate for Each Fund
    ----------------------------- -----------------------

    From $    0 to $   10         $      0
    From $   10 to $   25         $ 11,000
    From $   25 to $   50         $ 22,000
    From $   50 to $  100         $ 33,000
    From $  100 to $  200         $ 44,000
    From $  200 to $  350         $ 55,000
    From $  350 to $  550         $ 66,000
    From $  550 to $  750         $ 77,000
    From $  750 to $1,000         $ 93,500
    $1,000 and Over               $110,000

     Plus, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $87,209, $77,848,
$45,913 and $60,833, respectively.

     Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $118,250, $59,125,
$106,083 and $100,000, respectively.

    Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $118,250, $59,125,
$106,083 and $100,000, respectively.

    Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $118,250,
$59,125, $106,083 and $100,000, respectively.

     Since the Funds pay a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Funds' Directors and officers who are affiliated with WRIMCO and its affiliates. The Funds pay the fees and expenses of the Funds' other Directors.

     Waddell & Reed reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares. A major portion of the sales charge for Class A shares and the contingent deferred sales charge
(CDSC) for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of Waddell & Reed and selling broker-dealers. Waddell & Reed may compensate its financial advisors as to purchases for which there is no front-end sales charge or CDSC.

     The Funds pay all of their other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the
Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

     Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay Waddell & Reed, the principal underwriter for the Funds, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to
Class A shares, paid monthly, to reimburse Waddell & Reed for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to
Class A shareholders and/or maintenance of Class A shareholder accounts.

     Pursuant to the Principal Underwriting Agreement entered into between
Waddell & Reed and the Funds, Waddell & Reed offers each Fund's shares through its financial advisors and sales managers (the sales force) and through other broker-dealers, banks and other appropriate intermediaries.
In distributing shares through its sales force, Waddell & Reed will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits Waddell & Reed to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits Waddell & Reed to be reimbursed for amounts it expends:  in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of each Fund and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of each Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell
Class A shares of each Fund, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class A Plan for the fiscal year ended September 30, 2002 were $1,539,779 for service fees and $87,460 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $4,908,111 for service fees and
$261,100 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $14,772,515 for service fees and
$821,266 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $5,505,368 for service fees and $385,157 for distribution fees, respectively.

     Under the Plans adopted by the Funds for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed a service fee of up to 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of up to 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C
Plan each permit Waddell & Reed to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class B Plan for the fiscal year ended September 30, 2002 were $76,738 for service fees and $230,213 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $95,295 and
$29,226 for service fees and $285,884 and $87,781 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $221,182 and
$98,531 for service fees and $663,548 and $292,992 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $135,419 and $68,921 for service fees and $406,256 and $203,573 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class C Plan for the fiscal year ended September 30, 2002 were $27,047 for service fees and $81,142 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $27,809 and
$5,682 for service fees and $83,426 and $17,046 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $59,099 and
$21,802 for service fees and $177,298 and $64,721 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $20,881 and $10,870 for service fees and $62,642 and $31,915 for distribution fees, respectively.

     The only Directors or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of the Plans are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through Waddell & Reed's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Funds. Each Fund anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of a Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses.
Increased Fund assets may also provide greater resources with which to pursue the goal(s) of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plans will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

    To the extent that Waddell & Reed incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the
Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

    Each Plan was approved by the Board of Directors, including the
Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Directors). The
Class A Plan was also approved by the affected shareholders of the Fund.

     Among other things, each Plan provides that (1) Waddell & Reed will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors.

    All classes of the Funds are offered through Waddell & Reed and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases as described in the Prospectus,
Waddell & Reed may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following:
1) for Class A shares purchased at NAV by clients of Legend Equities
Corporation (Legend), Waddell & Reed (or its affiliate) may pay Legend
1.00% of net assets invested; 2) for the purchase of Class B shares,
Waddell & Reed (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed (or its affiliate) may pay Legend 1.00% of net assets invested.

Custodial and Auditing Services

     The Funds' custodian is UMB Bank, n.a., and its address is 928 Grand
Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Funds' cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Funds' independent auditor, and audits the Funds' financial statements and prepares the Funds'
tax returns.

                  BROKERAGE ALLOCATION AND OTHER PRACTICES

     One of the duties undertaken by WRIMCO pursuant to the Management
Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages a Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for the Fund with those of other funds in the Waddell & Reed
Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO),
WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b)
within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

    In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of the Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which WRIMCO has investment discretion.

     Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1)
advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

     Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of
WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

     During the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999, Waddell & Reed Advisors
Bond Fund paid no brokerage commissions.

     During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Accumulative Fund
paid brokerage commissions of $17,807,988, $8,018,035, $15,555,061 and
$12,704,046, respectively.

    During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Core Investment
Fund paid brokerage commissions of $6,126,785, $4,122,069, $7,255,493 and
$6,743,644, respectively.

    During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Science and
Technology Fund paid brokerage commissions of $4,663,748, $2,382,807,
$2,140,483 and $935,732, respectively.

    These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker or buys from a broker securities owned by the broker.

     During the fiscal periods ended September 30, 2002 and September 30,
2001, Waddell & Reed Advisors Bond Fund had no transactions and commissions with brokers who provided research services.

     For Waddell & Reed Advisors Accumulative Fund, during the Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled $12,371,504,390 and
$6,305,386,293, respectively, on which $15,847,467 and $7,262,393, respectively, in brokerage commissions were paid.

    For Waddell & Reed Advisors Core Investment Fund, during the Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled $3,263,650,434 and
$1,798,245,305, respectively, on which $4,501,462 and $2,766,741, respectively, in brokerage commissions were paid.

    For Waddell & Reed Advisors Science and Technology Fund, during the
Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled
$1,254,397,512 and $1,244,280,509, respectively, on which $2,483,476 and
$1,595,797, respectively, in brokerage commissions were paid.

    These transactions were allocated to these brokers by the internal allocation procedures described above.

     As of June 30, 2002, Waddell & Reed Advisors Accumulative Fund owned
Goldman Sachs Group, Inc. (The), Merrill Lynch & Co., Inc., Morgan Stanley
Dean Witter & Co. and Morgan (J.P.) Securities Inc. securities in the aggregate amounts of $22,005,000, $28,350,000, $17,232,000 and $609,000,
respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman,
Sachs & Co., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Morgan Stanley Dean Witter & Co. is the parent of Morgan Stanley
& Co. Incorporated, a regular broker of the Fund. Morgan (J.P.) Securities
Inc. is a regular broker of the Fund.

     As of June 30, 2002, Waddell & Reed Advisors Core Investment Fund
owned Goldman Sachs Group, Inc. (The) securities in the aggregate amount of
$139,988,475. Goldman Sachs Group, Inc. (The) is the parent of Goldman,
Sachs & Co., a regular broker of the Fund.

     As of June 30, 2002, Waddell & Reed Advisors Science and Technology
Fund owned Bank One Corporation and Morgan (J.P.) Securities Inc.
securities in the aggregate amounts of $23,000,000 and $10,665,000, respectively. Bank One Corporation is the parent of Banc One Capital
Corporation, a regular broker of the Fund. Morgan (J.P.) Securities Inc. is a regular broker of the Fund.

                                CAPITAL STOCK

The Shares of the Funds

    The shares of each of the Funds represent an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

    Each Fund offers four classes of its shares:  Class A, Class B, Class
C and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differ as follows:  each class of shares has exclusive voting rights on matters appropriately limited to that class;
Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a
CDSC; Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the
Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; and Class Y shares, which are designated for institutional investors, have no sales charge nor ongoing distribution and/or service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of
Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of a Fund. Shares are fully paid and nonassessable when purchased.

    The Corporation does not hold annual meetings of shareholders;
however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by the Corporation of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors.
To the extent that Section 16(c) of the 1940 Act applies to a Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of that
Fund's outstanding shares.

     Each share of each Fund (regardless of class) is entitled to one vote.
On certain matters such as the election of Directors, all shares of all of the four Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management
Agreement for the other Funds.

                PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

    Minimum Initial and Subsequent Investments

     For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50
minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account or through a payroll deduction. A minimum initial investment of $25 is applicable to purchases made through payroll deductions or for certain retirement plan accounts of employees of Waddell & Reed, WRIMCO and their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the
Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc.

     For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

Reduced Sales Charges (Applicable to Class A shares only)

    Account Grouping

     Large purchases of Class A shares are subject to lower sales charges.
The schedule of breakpoints and reduced sales charges appears in the
Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories.

1.  Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust
    Form);

2.  Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse);

3.  Purchases by that individual or his or her spouse in their joint account;

4.  Purchases by that individual or his or her spouse for the account of their child under age 21;

5.  Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors
    Act (UGMA) account;

6.  Purchases by that individual or his or her spouse for his or her individual retirement account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
    (the Code), provided that such purchases are subject to a sales charge
    (See Net Asset Value Purchases), tax-sheltered annuity account (TSA)
    or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and

7.  Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

    For the foregoing categories, an individual's domestic partner may be treated as his or her spouse.

    Examples:

    A.   Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

    B.   H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

    C.   H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

    D.   X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.)

     All purchases of Class A shares made for a participant in a multi-
participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A: H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B: H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become
           participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through
           7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

     All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.)
All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.)  All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example: Corporation X sets up a defined benefit plan; its subsidiary,
         Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

     All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in
Account Grouping.

     Account grouping as described above is available under the following circumstances.

    One-time Purchases

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed is advised that the purchases are entitled to grouping.

    Rights of Accumulation

     If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the
NAV of the existing account as of the date the new purchase is accepted by
Waddell & Reed for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge of 4.75%. H's original
         purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed that the purchaser is entitled to a reduced charge and provide Waddell & Reed with the name and number of the existing account(s) with which the purchase may be combined.

    Letter of Intent

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
         H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell
         & Reed of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest
         $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of
         $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     If a purchaser holds shares which have been purchased under a contractual plan, the shares held under the plan will be taken into account in determining the amount which must be invested under the LOI only if the contractual plan has been completed.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. With respect to LOIs for
$2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the
LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed within twenty (20) days of Waddell & Reed's request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed to sell, the shares covered by the LOI.

     The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

     LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

    Other Funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and
 Waddell & Reed InvestEd Portfolios, Inc.

     For clients of Waddell & Reed and Legend, reduced sales charges for larger purchases of Class A shares apply to
purchases of any of the Class A shares of any of the funds in the Waddell &
Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors
Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc.
subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Waddell & Reed Advisors Cash Management, Inc. or W&R Funds, Inc. Money
Market Fund that were acquired by exchange of another Waddell & Reed
Advisors Fund, W&R Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc.
Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by Waddell &
Reed established for any of these eligible purchasers may also be at NAV.
Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at
NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by Waddell & Reed or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from
Waddell & Reed, a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.

     Until December 31, 2003, Class A shares may be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the
Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.

     Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

    Purchases of Class A shares by Friends of the Firm which include certain persons who have an existing relationship with Waddell & Reed or any of its affiliates may be made at NAV.

     Purchases of Class A shares in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records, may be made at NAV.

    Purchases of Class A shares in retirement plan accounts held in the
Waddell & Reed Advisors Retirement Plan, offered and distributed by
Nationwide Investment Services Corporation through Nationwide Trust
Company, FSB retirement programs, may be made at NAV.

    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan may be made at NAV.

     Purchases of Class A shares by certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of Waddell & Reed Advisors Accumulative Fund, may be made at NAV.

Reasons for Differences in the Public Offering Price of Class A Shares

     As described herein and in the Prospectus, there are a number of instances in which a Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation.
See the table of breakpoints in sales charges in the Prospectus for the
Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc.
(as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows.
Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the
NAV per share of all shares sold or issued.

The Class B and Class C CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to Waddell & Reed

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Directors of the
  Fund, Directors of affiliated companies, current or retired officers of the Fund, employees of Waddell & Reed and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund  (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

* redemptions the proceeds of which are reinvested within forty-five (45)
  days in shares of the same class of the Fund as that redeemed

* the exercise of certain exchange privileges

* redemptions effected pursuant to each Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than
  $500

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Flexible Withdrawal Service for Class A, Class B and Class C Shareholders

     If you qualify, you may arrange to receive through the Flexible
Withdrawal Service (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class
C shares that you own of any of the funds in the Waddell & Reed Advisors
Funds or W&R Funds, Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class
C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 24% of the account value.
Applicable forms to start the Service are available through Waddell & Reed
Services Company.

     The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. As noted
above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

     To qualify for the Service, you must have invested at least $10,000 in
Class A, Class B or Class C shares which you still own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.; or, you must own
Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

     You can choose to have shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to one-
twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the Plan
Custodian for use of the Service.

     If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service.

     The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease.
When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The
Fund can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds,
W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.

    Class A Share Exchanges

     Once a sales charge has been paid on Class A shares of a fund in the
Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc., these shares and any shares added due to reinvested dividends or distributions paid on those shares may be freely exchanged for
Class A shares of another fund in the Waddell & Reed Advisors Funds, W&R
Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc. The shares you exchange must be worth at least $100 or you must already own shares of the fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell &
Reed InvestEd Portfolios, Inc. into which you want to exchange.

     You may exchange Class A shares you own in another fund in the Waddell
& Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc. for Class A shares of a Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may be one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same, for this purpose, as shares on which a sales charge was paid.

     Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell &
Reed Advisors Fixed Income Funds, Inc. Government Securities Fund, Waddell
& Reed Advisors Fixed Income Funds, Inc. Limited-Term Bond Fund, Waddell &
Reed Advisors Municipal High Income Fund, Inc., W&R Funds, Inc. Municipal
Bond Fund and W&R Funds, Inc. Limited-Term Bond Fund are the exceptions and special rules apply. Class A shares of any of these funds may be exchanged for Class A shares of any of the other Funds in Waddell & Reed Advisors
Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. only if
(1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently,
5.75%), or (2) the shares have been held from the date of original purchase for at least six months.

     Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Waddell & Reed Advisors Cash
Management, Inc. automatically exchanged each month into Class A shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class A shares of that fund. The shares of Waddell & Reed
Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the Waddell & Reed Advisors Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

     You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of the Fund if you meet the criteria for purchasing
Class Y shares.

    Class B Share Exchanges

     You may exchange Class B shares of a Fund for Class B shares of other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell
& Reed InvestEd Portfolios, Inc. without charge.

    The redemption of a Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class B shares of Waddell &
Reed Advisors Cash Management, Inc. automatically exchanged each month into
Class B shares of a Fund or any other fund in the Waddell & Reed Advisors
Funds, provided you already own Class B shares of that fund. The shares of
Waddell & Reed Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least
$25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

   Class C Share Exchanges

     You may exchange Class C shares of a Fund for Class C shares of other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell
& Reed InvestEd Portfolios, Inc. without charge.

    The redemption of a Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class C shares of Waddell &
Reed Advisors Cash Management, Inc. automatically exchanged each month into
Class C shares of a Fund or any other fund in the Waddell & Reed Advisors
Funds, provided you already own Class C shares of a fund. The shares of
Waddell & Reed Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least
$25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

    Class Y Share Exchanges

     Class Y shares of a Fund may be exchanged for Class Y shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. or for
Class A shares of Waddell & Reed Advisors Cash Management, Inc.

    General Exchange Information

     You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Waddell & Reed
Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
Inc. may be sold only within the United States and the Commonwealth of
Puerto Rico.

    The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Funds. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

     These exchange rights may be eliminated or modified at any time by the
Funds, upon notice in certain circumstances. The Funds may limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

     Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Fund reserve the right to discontinue offering Fund shares for purchase.

Retirement Plans and Other Tax-Advantaged Savings Accounts

     Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, Waddell & Reed offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Funds (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.). The
dollar limits specified below are for 2002 for Federal income tax purposes and may change for subsequent years.

      Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the 2002 through 2004 calendar years, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. For a married couple, the maximum annual contribution is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse)
or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

    An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code or a government plan under Section 457 of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within
60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an
IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed.

    Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar
Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). For a married couple, the annual maximum is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

    In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

      Coverdell Education Savings Accounts (formerly, Education IRAs).
Although not technically for retirement savings, Coverdell Education
Savings Accounts provide a vehicle for saving for a child's education. A
Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings
Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to
Coverdell Education Savings Accounts for the same beneficiary.
Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-
free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

      Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

      Savings Incentive Match Plans for Employees (SIMPLE Plans). An
employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans.
SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

      Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute, for 2002, up to 25%
of his or her annual earned income, with a maximum of $40,000.

      457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

      TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the
Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

      Pension and Profit-Sharing Plans, including 401(k) Plans. With a
401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $11,000 of compensation for 2002, which may be increased each year based on cost-of-
living adjustments.

    More detailed information about these arrangements and applicable forms are available from Waddell & Reed. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

     The Prospectus gives information as to redemption procedures.
Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring
NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule
18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

     The Funds offer a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the
NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within forty-five (45) days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of a Fund. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

    There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within forty-
five (45) days after your redemption request was received. You can do this only once as to Class B and Class C shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

     Each Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The
Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted sixty (60)
days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

     The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to
Waddell & Reed, the Fund's underwriter. The price makeup as of June 30,
2002, which is the date of the most recent balance sheet for the Waddell &
Reed Advisors Accumulative, Waddell & Reed Advisors Core Investment and
Waddell & Reed Advisors Science and Technology Funds incorporated into this
SAI by reference, were as follows:

    Waddell & Reed Advisors Accumulative Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $5.63
    Add:  selling commission (5.75% of offering price)          .34
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $5.97
                                                              =====

    Waddell & Reed Advisors Core Investment Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $4.95
    Add:  selling commission (5.75% of offering price)          .30
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $5.25
                                                              =====

   Waddell & Reed Advisors Science and Technology Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $7.30
    Add:  selling commission (5.75% of offering price)          .45
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $7.75
                                                              =====

     The price makeup for Waddell & Reed Advisors Bond Fund as of September
30, 2002, which is the date of the most recent balance sheet for this Fund incorporated into this SAI by reference, was as follows:

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $6.49
    Add:  selling commission (5.75% of offering price)         0.40
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $6.89
                                                              =====

     The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order.
The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, or an authorized third party, properly receives and accepts your order. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

     Waddell & Reed need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

     The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

     The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-
party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

     Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is
4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price.
Conversely, the value of a futures contract sold by a Fund will be either the closing purchase price or the asked price.

     When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that the
Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of the Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of the Fund conducted on a spot
(that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Funds' Board of
Directors. They are accounted for in the same manner as exchange-listed puts.

                            TAXATION OF THE FUND

General

    Each Fund has qualified since its inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income
(consisting generally of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To continue to qualify for treatment as a
RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10%
of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Dividends and distributions declared by a Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in
December even if the Fund pays them during the following January.
Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares.
Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

    Each Fund will be subject to a nondeductible 4% excise tax (Excise
Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise
Tax.

Income from Foreign Securities

    Dividends and interest received, and gains realized, by a Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Each Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:  (1) at least 75% of its gross income is passive or (2) an average of at least 50%
of its assets produce, or are held for the production of, passive income.
Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    Each Fund may elect to mark to market its stock in any PFIC. Marking-
to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss)
the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

    Under Section 988 of the Code, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts,
(2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies,
(3)on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.
These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

    The use of hedging and option income strategies, such as writing
(selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

    Any income a Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain.
If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

    Certain futures contracts, forward currency contracts and listed non-
equity options (that is, certain listed options, such as those on a broad-
based securities index) in which the Funds may invest will be Section 1256 contracts. Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and
60% of any net realized gains or losses from any actual sales of Section
1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. A
Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise
Tax, even though it may not have closed the transactions and received cash to pay the distributions.

    Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-
market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a
Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made.
Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the
Funds are not entirely clear.

     If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument
(other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a
Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Municipal Zero Coupon and OID Securities

     Certain Funds may acquire municipal bonds with zero coupon or municipal securities issued with OID. As the holder of those securities, a
Fund must account for the OID that accrues on such tax-exempt securities and must include in its income the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because a Fund annually must distribute substantially all of its investment company taxable income and net tax-
exempt income, including any accrued OID, to satisfy the Distribution
Requirement and (with respect to taxable income) avoid imposition of the
Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary.
The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Corporate Zero Coupon and Payment-in-Kind Securities

     Certain Funds may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, a Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as payment-in-kind securities. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise
Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.
Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

                                 UNDERWRITER

     Waddell & Reed acts as principal underwriter and distributor of the
Funds' shares pursuant to an underwriting agreement entered into between
Waddell & Reed and the Fund (the Underwriting Agreement). The Underwriting
Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that
Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. Waddell & Reed is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

     The dollar amounts of underwriting commissions for Class A shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $3,323,638, $2,103,164,
$766,529 and $1,651,533, respectively.

     The dollar amounts of underwriting commissions for Class B shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $81,005, $26,572,
$4,677 and $1, respectively.

     The dollar amounts of underwriting commissions for Class C shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $4,257, $2,855, $388 and $65, respectively.

     The amounts retained by Waddell & Reed for Bond Fund for the fiscal periods ended September 30, 2002, September 30, 2001, September 30, 2000
and December 31, 1999 were, in the aggregate, $1,037,026, $593,668,
$210,070 and $640,308, respectively.

     The dollar amount of underwriting commissions for Class A shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $5,167,437, $2,625,523,
$3,382,522 and $3,990,870, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $80,323, $26,344, $7,132 and $96, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $3,439, $1,500, $1,324 and $0, respectively.

     The amounts retained by Waddell & Reed for Accumulative Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31, 2000 and
December 31, 1999 were, in the aggregate, $1,681,058, $845,384, $1,105,461 and $1,609,366, respectively.

    The dollar amount of underwriting commissions for Class A shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $11,246,196, $7,737,278,
$16,003,927 and $19,666,101, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $219,578, $85,455,
$90,255 and $437, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $7,874, $6,623, $8,823 and $58, respectively.

     The amounts retained by Waddell & Reed for Core Investment Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31, 2000 and December 31, 1999 were, in the aggregate, $4,309,420, $2,791,517,
$5,495,436 and $8,013,739, respectively.

    The dollar amount of underwriting commissions for Class A shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $4,953,135,
$3,338,229, $12,267,878 and $9,964,502, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $102,460,
$39,363, $76,514 and $391, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $2,092, $960,
$14,317 and $32, respectively.

     The amounts retained by Waddell & Reed for Science and Technology Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31,
2000 and December 31, 1999 were, in the aggregate, $2,123,524, $1,197,275,
$3,957,809 and $3,819,719, respectively.

                           PERFORMANCE INFORMATION

     Waddell & Reed or the Funds may, from time to time, publish, for any of the Funds, total return information, yield information and/or performance rankings in advertisements and sales materials.

Average Annual Total Returns (Before Taxes)

    Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

              n
       P(1 + T) = ERV

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = period covered by computation expressed in years
           ERV = ending redeemable value of a hypothetical $1,000
             payment made at the beginning of the 1-, 5-, or 10-year
             periods at the end of the 1-, 5-, or 10-year periods (or
             fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

     The average annual total return quotations before taxes for Class A shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                                With       Without
                                             Sales Load   Sales Load
                                              Deducted     Deducted
One year period from October 1, 2001 to
  September 30, 2002:                           1.48%      7.67%
Five-year period from October 1, 1997 to
  September 30, 2002                            5.39%      6.64%
Ten-year period from October 1, 1992 to
  September 30, 2002                            6.29%      6.92%

    The average annual total return quotations before taxes for Class A shares with sales load deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year    Five-year      Ten-year
                                period from  period from   period from
                                 7-1-01 to    7-1-97 to     7-1-92 to
                                  6-30-02      6-30-02       6-30-02
Accumulative Fund                 -20.21%       7.66%        12.10%
Core Investment Fund              -21.83%       3.07%        10.38%
Science and Technology Fund       -24.35%      13.79%        15.99%

   The average annual total return quotations before taxes for Class A shares without sales load deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year    Five-year      Ten-year
                                period from  period from   period from
                                 7-1-01 to    7-1-97 to     7-1-92 to
                                  6-30-02      6-30-02       6-30-02
Accumulative Fund                 -15.34%       8.94%        12.76%
Core Investment Fund              -17.06%       4.30%        11.03%
Science and Technology Fund       -19.74%      15.15%        16.68%

    The average annual total return quotations before taxes for Class B shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet inorporated into this SAI by reference, for the periods shown were as follows:

                                                With       Without
                                                CDSC         CDSC
                                              Deducted     Deducted
One year period from October 1, 2001 to
  September 30, 2002:                           2.75%      6.75%
Period from September 9, 1999* to
  September 30, 2002                            6.36%      7.21%

*Commencement of operations.

     The average annual total return quotations before taxes for Class B shares of each Fund with the maximum CDSC deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this
SAI by reference, for the periods shown were as follows:

                                  One-year      Period from
                                period from       10-4-99*
                                 7-1-01 to           to
                                  6-30-02         6-30-02
Accumulative Fund                 -19.22%          2.56%
Core Investment Fund              -21.18%         -5.57%
Science and Technology Fund       -23.94%         -4.38%

*Class inception.

     The average annual total return quotations before taxes for the Class
B shares of each fund without the maximum CDSC deducted as of June 30,
2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown was as follows:

                                  One-year      Period from
                                period from       10-4-99*
                                 7-1-01 to           to
                                  6-30-02         6-30-02
Accumulative Fund                 -16.29%          3.25%
Core Investment Fund              -18.05%         -4.82%
Science and Technology Fund       -20.83%         -3.73%

*Class inception.

     The average annual total return quotations before taxes for Class C shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                           6.77%
Period from September 9, 1999* to
  September 30, 2002                            7.18%

*Commencement of operations.

     The average annual total return quotations before taxes for the Class
C shares of each fund as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Period from
                                period from       class
                                 7-1-01 to     inception* to
                                  6-30-02        6-30-02
Accumulative Fund                 -16.18%          2.82%
Core Investment Fund              -18.05%         -4.81%
Science and Technology Fund       -20.80%         -3.69%

*For Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, October 4, 1999; and for Waddell &
Reed Advisors Accumulative Fund, October 6, 1999.

     The average annual total return quotations before taxes for Class Y shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One-year period from October 1, 2001 to
  September 30, 2002:                           7.99%
Five-year period from October 1, 1997 to
  September 30, 2002                            6.93%
Period from June 19, 1995* to
  September 30, 2002                            7.15%

*Commencement of operations.

     The average annual total return quotations before taxes for Class Y shares as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year    Five-year    Period from
                               period from  period from      class
                                 7-1-01 to    7-1-97 to   inception* to
                                  6-30-02      6-30-02      6-30-02
Accumulative Fund                 -15.16%       9.13%       12.75%
Core Investment Fund              -16.78%       4.52%       10.02%
Science and Technology Fund       -19.32%      15.50%       12.71%

*For Waddell & Reed Advisors Core Investment Fund, June 19, 1995; for
Waddell & Reed Advisors Accumulative Fund, July 11, 1995; and for Waddell &
Reed Advisors Science and Technology Fund February 27, 1996.

Average Annual Total Returns (After Taxes on Distributions)

     Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

             n
      P(1 + T) = ATVD

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return (after taxes on distributions)
             n = period covered by computation expressed in years
          ATVD = ending value of a hypothetical $1,000 payment made
                 at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on
                 redemption.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     The Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the
Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with
Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the Federal alternative minimum tax.

     The average annual total return quotations for Class A shares of
Waddell & Reed Advisors Bond Fund, after taxes on distributions and with the maximum sales load deducted, as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                          -0.68%
Five-year period from October 1, 1997 to
  September 30, 2002                            3.01%
Ten-year period from October 1, 1992 to
  September 30, 2002                            3.59%

    The average annual total return quotations for Class A shares, after taxes on distributions and with the maximum sales load deducted, as of June
30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Five-year      Ten-year
                                period from   period from   period from
                                 7-1-01 to     7-1-97 to     7-1-92 to
                                  6-30-02       6-30-02       6-30-02
Accumulative Fund                 -23.24%        1.66%         6.85%
Core Investment Fund              -22.64%        0.19%         8.13%
Science and Technology Fund       -24.65%       10.25%        13.42%

Average Annual Total Returns (After Taxes on Distributions and Redemption
of Shares)

    Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

             n
      P(1 + T) = ATVDR

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return (after taxes on
                 distributions and redemption)
             n = period covered by computation expressed in years
         ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial
$1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

     The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

     The average annual total return quotations for Class A shares of
Waddell & Reed Advisors Bond Fund, after taxes on distributions and redemption of shares, and with the maximum sales load deducted, as of
September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                           1.38%
Five-year period from October 1, 1997 to
  September 30, 2002                            3.54%
Ten-year period from October 1, 1992 to
  September 30, 2002                            4.08%

    The average annual total return quotations for Class A shares, after taxes on distributions and redemption of shares, and with the maximum sales load deducted, as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Five-year      Ten-year
                                period from   period from   period from
                                 7-1-01 to     7-1-97 to     7-1-92 to
                                  6-30-02       6-30-02       6-30-02
Accumulative Fund                 -10.10%        5.16%         8.53%
Core Investment Fund              -12.35%        3.09%         8.88%
Science and Technology Fund       -14.50%       12.26%        13.96%

    The Funds may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Yield

     Yield refers to the income generated by an investment in a Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                                         6
          Yield = 2 ((((a - b)/cd)+1)  -1)

Where with respect to a particular class of the Fund:
              a = dividends and interest earned during the period.
              b = expenses accrued for the period (net of reimbursements).
              c = the average daily number of shares of the
                  class outstanding during the period that were entitled to
                  receive dividends.
              d = the maximum offering price per share of the
                  class on the last day of the period.

    The yield for Class A shares of Waddell & Reed Advisors Bond Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.99%. The yield for Class B shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.30%. The yield for Class C shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.33%. The yield for Class Y shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 4.51%.

     Change in yields primarily reflect different interest rates received by the Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses of the applicable class.

Performance Rankings and Other Information

    Waddell & Reed or the Funds may also, from time to time, publish in advertisements or sales material a Fund's performance rankings as published by recognized independent mutual fund statistical services such as Lipper
Analytical Services, Inc., or by publications of general interest such as
The Wall Street Journal, Business Week, Barron's, Fortune, Morningstar,
etc. Each class of a Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the
Standard & Poor's 500 Composite Stock Index and the Dow Jones Industrial
Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, a Fund may provide additional information, such as the particular category to which it relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

    All performance information that a Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Fund's shares when redeemed may be more or less than their original cost.

                            FINANCIAL STATEMENTS

    The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Funds' Annual Reports to
Shareholders which are available upon request. The most current Shareholder reports for each of the Funds is:  for Waddell & Reed Advisors Accumulative
Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, the Annual Report to Shareholders
dated June 30, 2002; and for Waddell & Reed Advisors Bond Fund,  the Annual
Report to Shareholders dated September 30, 2002.

                                 APPENDIX A

      The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A
Standard & Poor's (S&P) corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    A brief description of the applicable S&P rating symbols and their meanings follow:

    AAA -- Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

    BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI -- The rating CI is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

    Moody's Corporation (Moody's). A brief description of the applicable
Moody's rating symbols and their meanings follows:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   DESCRIPTION OF PREFERRED STOCK RATINGS

    Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    Moody's. Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of
Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated
Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1)
leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated
Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
  --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

    The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3 Speculative capacity to pay principal and interest.

      Moody's. Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment
Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

    MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

       Fitch Ratings-National Short-term Credit Ratings: F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

    F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

    F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

    B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

    C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country.
Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D-Indicates actual or imminent payment default.

    Notes to Short-term national rating:

    + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

    Ratings Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                              APPENDIX B

Report of Independent Certified Public Accountants

To the Board of Trustees and
Shareholders of Ivy Fund

In our opinion, the accompanying statements of changes in net assets and the financial highlights present fairly, in all material respects, the changes in net assets of Ivy Cundill Global Value Fund, Ivy Developing
Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global
Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy
International Fund, Ivy International Small Companies Fund, Ivy
International Value Fund, Ivy Pacific Opportunities Fund, Ivy Growth Fund,
Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund, Ivy Bond Fund and Ivy
Money Market Fund (constituting portfolios within Ivy Fund, hereafter referred to as the "Fund") for the year ended December 31, 2001 and the financial highlights for each of the periods indicated through the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 8, 2002

                   Waddell & Reed Advisors Funds, Inc.
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                             (913) 236-2000
                                FORM N-14
                                 PART B
                  STATEMENT OF ADDITIONAL INFORMATION
                             April __, 2003

     This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Ivy Bond Fund, a series of the Ivy Fund (the "Acquired Fund") by the Waddell & Reed Advisors Bond
Fund, a series of the Waddell & Reed Advisors Funds, Inc. (the "WRA Fund"
or the "Acquiring Fund").

    This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Proxy Statement dated April __, 2003 (the "Prospectus/Proxy Statement") of the Acquiring
Fund which relates to the Acquisition. As described in the Prospectus/Proxy
Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

    This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Fund at the address or telephone number set forth above.

    Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the
Prospectus/Proxy Statement.

I.  Additional Information about the Acquiring Fund and the Acquired Fund.. 1
II. Financial Statements .................................................. 2

I.   Additional Information about the Acquiring Fund and the Acquired Fund.

    Attached hereto as Appendix A is additional information for the
Acquiring Fund.

    Further information about Class A shares, Class B shares, Class C shares and Class Y shares of the WRA Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the WRA
Fund dated December 31, 2002, as supplemented.

    Further information about Class A shares, Class B shares, Class C shares, Class I shares and Advisor Class shares of the Acquired Fund is contained in and incorporated herein by reference to the Statement of
Additional Information for the Acquired Fund dated April 30, 2002, as supplemented.

II.  Financial Statements.

    The audited financial statements and related Report of Independent
Auditors included in the Annual Report for the year ended December 31,
2002, for the Acquired Fund and the audited financial statements and related report of Independent Auditors included in the Annual Report for the year ended September 30, 2002 of the WRA Fund are incorporated herein by reference. No other parts of the Annual Reports are incorporated herein by reference.

    In accordance with Instruction 2 to Item 14 of Form N-14, no pro forma financial statements are required because the net asset value of the
Acquired Fund does not exceed 10% of the net asset value of the Acquiring
Fund as of February 28, 2003.

                             APPENDIX A

                     WADDELL & REED ADVISORS FUNDS, INC.

                             6300 Lamar Avenue
                             P. O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                              913-236-2000
                               888-WADDELL

                             December 31, 2002

                    STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with a prospectus
(Prospectus) for the Waddell & Reed Advisors Funds, Inc., dated October 15,
2002 or December 31, 2002, as applicable, which may be obtained from the
Funds or their underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

     The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Funds' Annual Report to
Shareholders, dated September 30, 2002 or June 30, 2002, as applicable, each of which may also be obtained from the Funds or Waddell & Reed at the address or telephone number above.

     Fund History...............................................

     The Funds, Their Investments, Related Risks and Limitations

     Management of the Funds....................................

     Control Persons and Principal Holders of Securities........

     Investment Advisory and Other Services.....................

     Brokerage Allocation and Other Practices...................

     Capital Stock..............................................

     Purchase, Redemption and Pricing of Shares.................

     Taxation of the Funds......................................

     Underwriter................................................

     Performance Information....................................

     Financial Statements.......................................

     Appendix A.................................................

                               FUND HISTORY

     Waddell & Reed Advisors Funds, Inc. (Funds) was organized as a
Maryland corporation on February 21, 1974, as a successor to a Delaware corporation which commenced operations in 1940. Prior to June 30, 2000, the corporation was known as United Funds, Inc.R. Waddell & Reed Advisors
Funds, Inc. is comprised of four series:  Waddell & Reed Advisors
Accumulative Fund, Waddell & Reed Advisors Bond Fund, Waddell & Reed
Advisors Core Investment Fund and Waddell & Reed Advisors Science and
Technology Fund. Prior to June 30, 2000, the Funds were known as United
Accumulative FundR, United Bond FundR, United Income FundR and United
Science and Technology FundR, respectively. Between June 30, 2000 and
October 2, 2000, Waddell & Reed Advisors Core Investment Fund was known as
Waddell & Reed Advisors Income Fund.

         THE FUND, ITS INVESTMENTS, RELATED RISKS AND LIMITATIONS

     Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors
Bond Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund is each a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each
Fund is a series of Waddell & Reed Advisors Funds, Inc.--an open-ended diversified management investment company.

    This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Funds' investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

    WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s).

Waddell & Reed Advisors Science and Technology Fund

     As described in the Prospectus, the portfolio of Waddell & Reed
Advisors Science and Technology Fund emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices, drugs and genomics.

Waddell & Reed Advisors Bond Fund

     In selecting debt securities for the portfolio of this Fund, consideration will be given to the yield of the security; this yield will include the yield to maturity in the case of debt securities purchased at a discount. Consideration will also be given to the relative safety of debt securities purchased and, in the case of convertible debt securities, the possibility of capital growth.

     A debt security may not be purchased if, at the time of purchase, it is in default in the payment of interest or if there is less than
$1,000,000 principal amount outstanding.

Securities - General

    The Funds may invest in securities including common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The Funds may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality.
As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

    The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Fund's ability to achieve its investment objectives.

    The Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock
(plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected
to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

    The Funds may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard & Poor's (S&P) and D by
Moody's Corporation (Moody's). Debt securities rated D by S&P or D by
Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities yet such securities may have speculative characteristics. In addition, the Funds will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

    Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the
Fund's shareholders.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

    The Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security.
The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash.
Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Specific Securities and Investment Practices

    Borrowing

    Each Fund may borrow money, but only from banks and for temporary, emergency or extraordinary purposes. If the Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

    Foreign Securities and Currencies

     The Funds may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts, in registered form, are U. S.
dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

    WRIMCO believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
WRIMCO believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    Each of the Funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts.
The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and
Other Strategies - Forward Currency Contracts.

     Investments in obligations of domestic branches of foreign banks will be considered domestic securities if WRIMCO has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

   Illiquid Investments

    Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
    (6)  securities for which market quotations are not readily available; and
    (7)  securities involved in swap, cap, floor and collar transactions.

    The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If through a change in values, net assets, or other circumstances, a
Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Indexed Securities

     Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United
States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates.
Indexed securities may be more volatile than the underlying investments.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.
Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks,
corporations, and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Investment Company Securities

    Each Fund may purchase securities of closed-end investment companies.
As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

   Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under a Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

     Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank)
must be satisfactory to WRIMCO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the
Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on.
The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower fail financially.

    Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S.
Government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Asset-Backed Securities

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the
Federal National Mortgage Association (Fannie Mae), Government National
Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage
Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-
backed securities that are guaranteed, directly or indirectly, by the U.S.
Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may so invest as long as WRIMCO determines that such investments are consistent with the Fund's goals and investment policies.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.
However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-
backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

       Special Characteristics of Mortgage-Backed and Asset-Backed
Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions.
Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

    Options, Futures and Other Strategies

       General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of a Fund's investments that can affect fluctuation in its net asset value (NAV).

    Generally, a Fund may purchase and sell any type of Financial
Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial
Instrument is primarily measured. Since each Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire.
Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the
Fund's holdings is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC).
In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxes.

     In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with a
Fund's goal(s) and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Risks pertaining to particular Financial Instruments are described in the sections that follow:

     (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the
Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     (4)  As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the
Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

    (5)  A Fund's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

       Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
A Fund will not enter into any such transactions unless it owns either (1)
an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

       Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the
Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

       Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United
States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-
listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time.
Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.
The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

       Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

       OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a Fund are European-
style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

       Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes.
Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value.
Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.
In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

       Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a
Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

       Foreign Currency Hedging Strategies -- Special Considerations. Each
Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts
(forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the
Fund's securities are denominated or to attempt to enhance income or yield.
Currency hedges can protect against price movements in a security that a
Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such
Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the
U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

       Forward Currency Contracts. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

     A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for
U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S.
dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the
Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

     Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Fund or that WRIMCO will hedge at an appropriate time.

       Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A
Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

       Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

    Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield because these agreements may affect the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-
backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Caps, floors and collars have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the Investment Company Act of
1940, as amended (1940 Act). Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.
The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

    Repurchase Agreements

     Each Fund may purchase securities subject to repurchase agreements.
The Fund will not enter into a repurchase transaction that will cause more than 10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See
Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

    Restricted Securities

     Each of the Funds may purchase restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g. Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

   U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae, Farmers Home Administration, Export-Import Bank
of the United States, Small Business Administration, Ginnie Mae, General
Services Administration, Central Bank for Cooperatives, Federal Home Loan
Banks, Freddie Mac, Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

     U.S. Government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S.
Government agencies or instrumentalities including, but not limited to,
Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See, Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

   Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

    Warrants and Rights

    Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might
be. They are also generally less liquid than an investment in the underlying securities.

    When-Issued and Delayed-Delivery Transactions

     Each Fund may purchase any securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case, payment and delivery for the securities take place at a future date. The securities so purchased or sold by a Fund are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Fund's NAV per share. If the other party to a delayed-
delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Ordinarily a Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

    Zero Coupon Securities

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

    A Fund may invest in zero coupon securities that are stripped U.S.
Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount
(OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution
Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

     Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal(s), cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. A Fund may not:

    (1)  Buy real estate nor any nonliquid interests in real estate investment trusts;

    (2)  Buy shares of other investment companies that redeem their shares. A Fund can buy shares of investment companies that do not redeem their shares if it does so in a regular transaction in the open market and then does not have more than one-tenth (i.e.,
         10%) of the total assets of the four Funds in these shares;

    (3)  Lend money or other assets, other than through certain limited types of loans; the Funds may buy debt securities and other obligations consistent with their respective goals and their other investment policies and restrictions; they may also lend their portfolio securities to the extent allowed, and in
         accordance with the requirements, under the 1940 Act and enter into repurchase agreements except as indicated above;

         The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (4)  Invest for the purpose of exercising control or management of other companies;

    (5)  Participate on a joint, or a joint and several, basis in any trading account in any securities;

    (6)  Sell securities short (unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), or purchase securities on margin, except that (1)
         this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other
         financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and
         (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

    (7)  Engage in the underwriting of securities, that is, the selling of securities of other issuers;

    (8)  With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act, if immediately after and as a result of such purchase, (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities of such issuer; Waddell & Reed Advisors Core
         Investment Fund, Waddell & Reed Advisors Accumulative Fund and
         Waddell & Reed Advisors Bond Fund may not buy securities of companies in any one industry if more than 25% of that Fund's total assets would then be invested in companies in that
         industry;

    (9)  Purchase or sell physical commodities; however, this policy shall not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

   (10)  Invest more than 5% of all of the Funds' total assets in securities issued by foreign governments;

   (11)  Borrow money; however, this policy shall not prevent a Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

   (12)  Issue senior securities.

       The following investment restrictions are not fundamental, or are operating, and may be changed by the Board of Directors without shareholder approval:

    (1)  At least 80% of Waddell & Reed Advisors Bond Fund's net assets will be invested during normal market conditions in bonds. The
         Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy. Waddell & Reed Advisors Bond
         Fund may not purchase any securities other than debt securities if, as a result, more than 10% of the value of the Fund's total assets would consist of such other securities. This 10% limit does not include (1) any securities required to be sold as promptly as practicable after conversion of convertible debt securities or exercise of warrants, as set forth below, or (2)
         premiums paid or received by the Fund as to those put and call options that this Fund is permitted to use, the value of any put or call options or futures contracts held by it or the amount of initial or variation margin deposits as to those puts, calls or futures contracts that it is permitted to use. The Fund may convert convertible debt securities and exercise warrants
         provided that, if as a result of conversion or exercise and/or as a result of warrants becoming separately salable more than 10% of the Fund's total assets consists of non-debt securities,
         sufficient non-debt securities will be sold as promptly as practicable to reduce the percentage of such non-debt securities held by the Fund to 10% or less of its total assets, less the amounts set forth in (2) above.

    (2)  Under normal market conditions, Waddell & Reed Advisors Science and Technology Fund will invest at least 80% of its net assets in the securities of science and technology companies or companies that benefit from the application of science and/or technology.
         The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

    (3)  Waddell & Reed Advisors Accumulative Fund, Waddell & Reed
         Advisors Core Investment Fund and Waddell & Reed Advisors Science
         and Technology Fund do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments.
         Waddell & Reed Advisors Bond Fund does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 20% of its total assets would consist of such investments.

    (4)  Each Fund may not invest more than 20% of its net assets in foreign securities.

    (5)  Each Fund may not purchase a security if, as a result, more than
         10% of its net assets would consist of illiquid investments.

    (6)  Each Fund does not currently intend to invest more than 5% of its total assets in the securities of other investment companies.

    (7)  The Fund may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

    (8)  To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a
         CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions
         (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of a
         Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

    An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A
Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

    The portfolio turnover rate for Waddell & Reed Advisors Bond Fund for the fiscal periods ended September 30, 2002, September 30, 2001 and
September 30, 2000 was 25.20%, 36.46% and 23.21%, respectively.

     The portfolio turnover rate for Waddell & Reed Advisors Accumulative
Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December
31, 2000 was 413.51%, 184.75% and 384.37%, respectively.

    The portfolio turnover rate for Waddell & Reed Advisors Core
Investment Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December 31, 2000 was 26.70%, 15.48% and 48.05%, respectively.

    The portfolio turnover rate for Waddell & Reed Advisors Science and
Technology Fund for the fiscal periods ended June 30, 2002, June 30, 2001 and December 31, 2000 was 70.44%, 52.06% and 80.14%, respectively.

    A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss.

                           MANAGEMENT OF THE FUNDS

Directors and Officers

    Following is a list of the Board of Directors (Board) and the officers of the Fund. All of the Directors oversee all of the funds in the Fund
Complex. The Fund Complex is comprised of the funds in the Waddell & Reed
Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., which currently number 47 funds. Directors serve until resignation, retirement, death or removal. The Board, in turn, elects the officers who are responsible for administering each Fund's day to day operations.

   Disinterested Directors

    The following table provides information regarding each Director who is not an "interested person" as defined in the 1940 Act.

NAME,
ADDRESS AND AGE

POSITION(S) HELD WITH THE FUND

TERM OF OFFICE: DIRECTOR SINCE

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

DIRECTOR-SHIPS HELD BY DIRECTOR

James M. Concannon
Washburn Law School
1700 College
Topeka, KS 66621
Age: 54

Director

1997

Professor of Law, Washburn Law School; Formerly, Dean, Washburn Law School

Am Vestors CBO II, Inc. (bond investment firm)

John A. Dillingham
4040 Northwest Claymont
   Drive
Kansas City, MO 64116
Age: 63

Director

1997

President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Company

none

David P. Gardner
2441 Iron Canyon Drive
Park City, UT 84060
Age: 69

Director

1998

Formerly, president, William and Flora Hewlett Foundation

none

Linda K. Graves
6300 Lamar Avenue
Overland Park, KS 66202
Age: 49

Director

1995

First Lady of Kansas

American Guaranty Life Insurance Company

Joseph Harroz, Jr.
6300 Lamar Avenue
Overland Park, KS 66202
Age:  35

Director

1998

General Counsel of the University of Oklahoma, Cameron University and Rogers State University; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments

Oklahoma Appleseed Center for Law and Justice; Trustee; Ivy Fund

John F. Hayes
6300 Lamar Avenue
Overland Park, KS 66202
Age: 82

Director

1988

Chairman, Gilliland & Hayes, P.A., a law firm

Central Bank & Trust; Central Financial Corporation

Glendon E. Johnson
13635 Deering Bay Drive
Unit 284
Miami, FL 33158
Age: 78

Director

1971

Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corporation

Chairman, Bank Assurance Partners (marketing)

Eleanor B. Schwartz
1213 West 95th Court
Chartwell #4
Kansas City, MO 64114
Age: 65

Director

1995

Professor, and formerly, Chancellor, University of Missouri at Kansas City

Trustee, Ivy Fund

Frederick Vogel III
6300 Lamar Avenue
Overland Park, KS 66202
Age: 67

Director

1971

Retired

none

    Interested Directors

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc.
(WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO), the funds'
principal underwriter, Waddell & Reed, Inc. (W&R), and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR. The fourth interested director,
Mr. Ross, is a shareholder in a law firm that has represented W&R within the past two years.

NAME,
ADDRESS AND AGE

	POSITION(S) HELD WITH THE FUND

		TERM OF OFFICE: DIRECTOR/ OFFICER SINCE

			PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

				DIRECTOR-SHIPS HELD BY DIRECTOR

Keith A. Tucker
6300 Lamar Avenue
Overland Park, KS 66202
Age:  57

	Chairman of the Board

		1998

			Chairman of the Board, Chief Executive Officer and Director of WDR; formerly, Principal Financial Officer of WDR; Chairman of the Board and Director of W&R, WRIMCO and WRSCO; formerly, Vice Chairman of the Board of Directors of Torchmark Corporation; formerly, Chairman of the Board of Directors of Torchmark Distributors, Inc.

				Chairman of the Board and Trustee of Ivy Fund

	Director	1993

Henry J. Herrmann
6300 Lamar Avenue
Overland Park, KS 66202
Age: 60

	President

		2001

			President, Chief Investment Officer and Director of WDR; formerly, Treasurer of WDR; Director of W&R; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Executive Officer and Director of Ivy Acquisition Corp. (IAC) and Ivy Management, Inc. (IMI), affiliates of WRIMCO

				Austin, Calvert & Flavin, an affiliate of WRIMCO; Ivy Mackenzie Services Corp. (IMSC), an affiliate of WRIMCO; Trustee, Ivy Fund

	Director	1998

Robert L. Hechler
6300 Lamar Avenue
Overland Park, KS 66202
Age: 65

	Director

		1998

			Consultant and Director of WDR; Consultant of W&R; formerly, Executive Vice President and Chief Operating Officer of WDR; formerly, President, Chief Executive Officer, Principal Financial Officer, Treasurer and Director of W&R; formerly, Executive Vice President, Principal Financial Officer, Treasurer and Director of WRIMCO; formerly, President, Treasurer and Director of WRSCO

				none

Frank J. Ross, Jr.
Polsinelli, Shalton & Welte, P.C.
700 West 47th Street
 Suite 1000
Kansas City, MO 64112
Age: 49

	Director

		1996

			Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm

				Columbian Bank & Trust

   Officers

     The Board has appointed officers who are responsible for the day-to-
day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is
President, the Fund's officers are:

NAME,
ADDRESS AND AGE

	POSITION(S) HELD WITH THE FUND

		TERM OF OFFICE: OFFICER SINCE

			PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

				DIRECTOR-SHIPS HELD BY OFFICER

Theodore W. Howard
6300 Lamar Avenue
Overland Park KS 66202
Age: 60	Vice President	1987

			Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Fund Complex; Assistant Treasurer of Ivy Fund, formerly, Vice President of WRSCO

				none

	Treasurer	1976
	Principal Accounting Officer	1976
	Principal Financial Officer	2002

Kristen A. Richards
6300 Lamar Avenue
Overland Park KS 66202
Age: 35	Vice President	2000

			Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO; Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex; Vice President, Associate General Counsel and Chief Compliance Officer of IAC and IMI; Vice President and Secretary of Ivy Fund, formerly, Assistant Secretary of each of the funds in the Fund Complex; formerly, Compliance Officer of WRIMCO

				none

	Secretary	2000
	Associate General Counsel	2000

Daniel C. Schulte
6300 Lamar Avenue
Overland Park KS 66202
Age: 37	Vice President	2000

			Vice President, Secretary and General Counsel of WDR; Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex; Senior Vice President, General Counsel and Assistant Secretary of IAC and IMI; Vice President and Assistant Secretary of Ivy Fund; formerly, Assistant Secretary of WDR; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C.

				none

	General Counsel	2000
	Assistant Secretary	2000

Michael D. Strohm
6300 Lamar Avenue
Overland Park KS 66202
Age: 51

	Vice President

		2002

Senior Vice President and Chief Operations Officer of WDR; President, Director,
			Chief Executive Officer and Chief Financial Officer of W&R, President and Director of WRSCO; President and Chief Executive Officer of IMSC; Vice President of Ivy Fund

				Director of IAC, IMI and IMSC

James C. Cusser
6300 Lamar Avenue
Overland Park KS 66202
Age: 53

	Vice President

		1992

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI

				none

Antonio Intagliata
6300 Lamar Avenue
Overland Park KS 66202
Age: 64

	Vice President

		1979

			Senior Vice President of WRIMCO; Vice President and portfolio manager of one fund in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI

				none

Zachary H. Shafran
6300 Lamar Avenue
Overland Park KS 66202
Age:  37

	Vice President

		2001

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex; Senior Vice President of IMI; Vice President and portfolio manager of investment companies managed by IMI; formerly, portfolio manager for other investment companies managed by WRIMCO

				none

James D. Wineland
6300 Lamar Avenue
Overland Park KS 66202
Age: 51

	Vice President

		1997

			Senior Vice President of WRIMCO; Vice President and portfolio manager of three funds in the Fund Complex

				none

Responsibilities of the Board of Directors

    The Board oversees the operations of the Funds, and is responsible for the overall management and supervision of its affairs in accordance with the laws of the State of Maryland, and directs the officers to perform the daily functions of the Funds. The Board similarly oversees the operations of each of the other funds in the Fund Complex.

    Committees of the Board of Directors

     The Board has established the following committees:  Audit Committee,
Executive Committee, Nominating Committee, Valuation Committee and
Investment Review Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee meets with the Funds' independent auditors, internal auditors and corporate officers to discuss the scope and results of the annual audit of the Fund, to review financial statements, reports, compliance matters, and to discuss such other matters as the
Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Funds' independent auditors and the full Board of
Directors. David P. Gardner, James M. Concannon, Linda K. Graves, Robert L.
Hechler and Frank J. Ross, Jr. are the members of the Audit Committee.
During the fiscal year ended June 30, 2002, the Audit Committee met four times.

Executive Committee. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Keith A. Tucker, Glendon E. Johnson and John A. Dillingham are the members of the Executive Committee. During the fiscal year ended June 30, 2002, the Executive Committee did not meet.

Nominating Committee. The Nominating Committee evaluates, selects and recommends to the Board candidates for disinterested directors. Glendon E.
Johnson, Eleanor B. Schwartz and Frederick Vogel III are the members of the
Nominating Committee. During the fiscal year ended June 30, 2002, the
Nominating Committee did not meet.

Valuation Committee. The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith A. Tucker and Henry J. Herrmann are the members of the
Valuation Committee. During the fiscal year ended September 30, 2002, the
Committee met seven times.

Investment Review Committee. The Investment Review Committee considers such matters relating to the investment management of the funds in the Fund
Complex as the Committee may, from time to time, determine warrant review, such as investment management policies and strategies, investment performance, risk management techniques and securities trading practices, and may make recommendations as to these matters to the full Board.
Frederick Vogel III, Joseph Harroz, Jr. and David P. Gardner are the
members of the Investment Review Committee. The Investment Review Committee
was formed in February 2002; the Committee met once during the fiscal year ended September 30, 2002.

    Ownership of Fund Shares
  (as of January 2, 2002)

     The following table provides information regarding shares of the Funds owned by each Director, as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex.

                           DISINTERESTED DIRECTORS

                          DOLLAR RANGE                 AGGREGATE DOLLAR RANGE
                          OF FUND OR                   OF SHARES OWNED IN ALL
                          PORTFOLIO                    FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED                 FUND COMPLEX
----------------          ------------------------     -----------------------
James M. Concannon        $50,001 to $100,000          over $100,000
John A. Dillingham        over $100,000                over $100,000
David P. Gardner          none                         $10,001 to $50,000
Linda K. Graves           over $100,000                over $100,000
Joseph Harroz, Jr.        $50,001 to $100,000          over $100,000
John F. Hayes             over $100,000                over $100,000
Glendon E. Johnson        none                         over $100,000
Eleanor B. Schwartz       $1 to $10,000                $1 to $10,000
Frederick Vogel III       over $100,000                over $100,000

                            INTERESTED DIRECTORS

                          DOLLAR RANGE                 AGGREGATE DOLLAR RANGE
                          OF FUND OR                   OF SHARES OWNED IN ALL
                          PORTFOLIO                    FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED                 FUND COMPLEX
---------------           -----------------------      -----------------------
Robert L. Hechler         over $100,000                over $100,000
Henry J. Herrmann         none                         over $100,000
Frank J. Ross, Jr.        over $100,000                over $100,000
Keith A. Tucker           $50,001 to $100,000          over $100,000

   Compensation

    The funds in the Fund Complex pay to each Director (other than
Directors who are affiliates of Waddell & Reed) effective January 1, 2002, an annual base fee of $65,500 (of which at least $7,500 is deferred), plus
$4,250 for each meeting of the Board attended, plus reimbursement of expenses for attending such meetings and $500 for each committee meeting attended which is not in conjunction with a Board meeting. Prior to January
1, 2002, the funds in the Fund Complex paid to each such Director an annual base fee of $52,000 plus $3,250 for each meeting attended. The fees to the
Directors are divided among the funds in the Fund Complex based on each fund's relative asset size. During the fiscal year ended September 30,
2002, the Directors received the following fees for service as a director:

                             COMPENSATION TABLE

                                 Total
                               Aggregate          Compensation
                             Compensation         From Funds
                                From              and Fund
Director                       Funds[1]          Complex[1],[2]
--------                     ------------        ------------

Henry J. Herrmann               $    0              $     0
Keith A. Tucker                      0                    0
James M. Concannon              34,803               79,000
John A. Dillingham              34,803               79,000
David P. Gardner                34,872               79,000
Linda K. Graves                 34,803               79,000
Joseph Harroz, Jr.              34,975               79,000
John F. Hayes                   34,803               79,000
Robert L. Hechler               24,201               55,250
Glendon E. Johnson              34,803               79,000
William T. Morgan[3]            35,148               79,000
Frank J. Ross, Jr.              34,872               79,000
Eleanor B. Schwartz             34,803               79,000
Frederick Vogel III             34,803               79,000

[1]The data in this table shows the compensation received by the Funds'
Directors during the twelve months ended September 30, 2002.

[2]No pension or retirement benefits have been accrued as a part of Fund expenses.

[3]Mr. Morgan resigned his position as Director of the Funds and of each of the funds in the Fund Complex effective June 1, 2002.

     The officers are paid by WRIMCO or its affiliates.

     The Board has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. Henry L. Bellmon, Jay B.
Dillingham, William T. Morgan, Doyle Patterson, Ronald K. Richey and Paul
S. Wise retired as Directors of the Funds and of each of the funds in the
Fund Complex, and each serves as Director Emeritus.

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed or any of its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit
Plan sponsored by Waddell & Reed or any of its affiliated companies.
Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, a Senior Financial Advisor.

Code of Ethics

    The Funds, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-
clearance requirements and reporting obligations.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following table sets forth information with respect to the Funds, as of November 30, 2002, regarding the beneficial ownership of Fund shares.

                                                  Shares owned
Name and Address                                  Beneficially
of Beneficial Owner                Class          or of Record     Percent
-------------------                -----          ------------     -------
Brian E Stahl Tr                   Science and Technology Fund
Qualified 401(k) Plan              Class Y        57,043             6.48%
Bedford Reinforced Plastics Inc
FBO Unallocated Assets
264 Reynoldsdale Rd
Bedford PA  15522-7401

National Financial                 Accumulataive Fund
 Services Corp                     Class Y        258,397           26.73%
FBO Various Customers
Attn:  Mutual Funds Dept 5th Floor
200 Liberty St
One World Financial Center
New York NY  10281-1003

The Northern Trust                 Core Investment Fund
 Company Ttee                      Class Y        13,109,912        55.56%
FBO USX Corporation
 Savings Plan
P O Box 92956
Chicago IL  60675-2956

UMBSC & Co                         Core Investment Fund
FBO Interstate Brands              Class Y        3,310,587         14.03%
Retirement Income Plan
P O Box 419260
Kansas City MO  64141-6260

UMB Bank as Custodian              Core Investment Fund
 for                               Class Y        1,286,576          5.45%
W&R InvestEd Growth
 Portfolio                         Bond Fund
Master Account                     Class Y        522,013           28.31%
c/o Dawn Anthony
6300 Lamar Ave
Shawnee Mission KS  66202-4247

UMB Bank as Custodian              Core Investment Fund
 for                               Class Y        1,077,669          4.57%
W&R InvestEd Balanced
 Portfolio                         Bond Fund
Master Account                     Class Y        989,762           53.68%
c/o Dawn Anthony
6300 Lamar Ave
Shawnee Mission KS  66202-4247

Waddell & Reed                     Science and Technology Fund
 Financial Inc                     Class Y        89,255            10.14%
SERP Account
Attn:  Bernita Moorshead
P O Box 29217
Shawnee Mission KS  66201-9217

Waddell & Reed                     Accumulative Fund
 Investment Management             Class Y        103,742           10.73%
DCA Account
Attn:  Bernita Moorshead           Bond Fund
P O Box 29217                      Class Y        64,063             3.47%
Shawnee Mission KS  66201-9217

Waddell & Reed                     Core Investment Fund
 Financial Inc.                    Class Y        1,987,813          8.42%
401(k) and Thrift Plan
6300 Lamar Avenue                  Science and Technology Fund
Overland Park KS  66201            Class Y        625,891           71.14%

                                   Accumulative Fund
                                   Class Y        550,540           56.94%

                                   Bond Fund
                                   Class Y        153,777            8.34%

     As of November 30, 2002, all of the Directors and officers of the
Funds, as a group, owned less than 1% of the outstanding shares of the
Funds.

                   INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

     The Funds have an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The Agreement obligates WRIMCO to make investments for the account of the Funds in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the
1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code) relating to regulated investment companies, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by the Fund and places the orders.

    WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed
Financial, Inc., a publicly held company. The address of these companies is
6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since each company's inception. Waddell & Reed serves as principal underwriter and distributor for each of the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

     The Management Agreement was renewed by the Board of Directors at the meeting held August 21, 2002, and will continue in effect for the period from October 1, 2002, through September 30, 2003, unless sooner terminated.
The Management Agreement provides that it may be renewed year to year as to each Fund, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Funds or WRIMCO (the Disinterested Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice by the Fund to WRIMCO and 120 days' written notice by WRIMCO to the Fund, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the
1940 Act).

     In connection with their consideration of the Management Agreement as to each Fund, the Disinterested Directors met separately with independent legal counsel. In determining whether to renew the Management Agreement as to each Fund, the Disinterested Directors, as well as the full Board of
Directors, considered a number of factors, including: the nature and quality of investment management services to be provided to the Fund by
WRIMCO, including WRIMCO's investment management expertise and the personnel, resources and experience of WRIMCO; the cost to WRIMCO in providing its services under the Management Agreement and WRIMCO's profitability; whether the Fund and its shareholders will benefit from economies of scale; whether WRIMCO or any of its affiliates will receive ancillary benefits that should be taken into consideration in evaluating the investment management fee payable by the Funds; and the investment management fees paid by comparable investment companies.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the
Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Funds. The Management
Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing
Agreement or Accounting Services Agreement.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between the
Funds and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell
& Reed, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

Accounting Services

     Under the Accounting Services Agreement entered into between the Funds and WRSCO, WRSCO provides the Funds with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of
Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new
Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Payments by the Fund for Management, Accounting and Shareholder Services

     Under the Management Agreement, for WRIMCO's management services,
Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Accumulative
Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund each pay WRIMCO a fee as described in the applicable Prospectus. The Funds accrue and pay this fee daily. The
Funds also reimburse WRIMCO for extraordinary expenses incurred by WRIMCO in its provision of services to the Funds.

    The management fees paid by Waddell & Reed Advisors Bond Fund to
WRIMCO during the Fund's fiscal periods ended September 30, 2002, September
30, 2001, September 30, 2000 and December 31, 1999 were $3,632,740,
$2,853,544, $1,939,561 and $2,525,129, respectively.

     The management fees paid by Waddell & Reed Advisors Accumulative Fund to WRIMCO during the Fund's fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $14,240,441, $7,773,906,
$16,127,584 and $11,969,745, respectively.

    The management fees paid by Waddell & Reed Advisors Core Investment
Fund to WRIMCO during the Fund's fiscal periods ended June 30, 2002, June
30, 2001, December 31, 2000 and December 31, 1999 were $38,480,426,
$22,364,150, $50,038,170 and $44,402,694, respectively.

    The management fees paid by Waddell & Reed Advisors Science and
Technology Fund to WRIMCO during the Fund's fiscal periods ended June 30,
2002, June 30, 2001, December 31, 2000 and December 31, 1999 were
$20,299,669, $11,979,560, $32,296,310 and $16,101,855, respectively.

     For purposes of calculating the daily fee the Funds do not include money owed to them by Waddell & Reed for shares which it has sold but not yet paid the Funds.

     The Funds also reimburse WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Funds' share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs. For the fiscal year ended September 30, 2002, Bond Fund reimbursed WRIMCO in the amount of $42,484.

     For the fiscal year ended June 30, 2002, Accumulative Fund, Core
Investment Fund and Science and Technology Fund reimbursed WRIMCO in the amounts of $89,619, $262,799 and $97,465, respectively.

     Under the Shareholder Servicing Agreement, the Funds pay WRSCO,
effective December 1, 2001:  For Accumulative Fund and Science and
Technology Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.5292 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Core
Investment Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.5792 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Bond
Fund Class A, Class B and Class C shares, each pays a monthly shareholder servicing fee of $1.6958 for each Class A, Class B and Class C shareholder account which was in existence during the prior month. For Class Y shares, each of the Funds pays WRSCO a monthly fee equal to one-twelfth of .15 of
1% of the average daily net assets of Class Y of each Fund for the preceding month. Prior to December 1, 2001, with respect to Class A, Class
B and Class C shares, Accumulative Fund and Science and Technology Fund paid WRSCO a monthly fee of $1.3625, Core Investment Fund paid WRSCO a monthly fee of $1.4125, and Bond Fund paid WRSCO a monthly fee of $1.6125 for each shareholder account that was in existence at any time during the prior month. The Funds also pay certain out-of-pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs;
charges of any sub-agent used by WRSCO in performing services under the
Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, WRIMCO or WRSCO.

     Under the Accounting Services Agreement, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

     Average Net Asset Level      Annual Fee
    (all dollars in millions)     Rate for Each Fund
    ----------------------------- -----------------------

    From $    0 to $   10         $      0
    From $   10 to $   25         $ 11,000
    From $   25 to $   50         $ 22,000
    From $   50 to $  100         $ 33,000
    From $  100 to $  200         $ 44,000
    From $  200 to $  350         $ 55,000
    From $  350 to $  550         $ 66,000
    From $  550 to $  750         $ 77,000
    From $  750 to $1,000         $ 93,500
    $1,000 and Over               $110,000

     Plus, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $87,209, $77,848,
$45,913 and $60,833, respectively.

     Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $118,250, $59,125,
$106,083 and $100,000, respectively.

    Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $118,250, $59,125,
$106,083 and $100,000, respectively.

    Fees paid to WRSCO for accounting services by Waddell & Reed Advisors
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $118,250,
$59,125, $106,083 and $100,000, respectively.

     Since the Funds pay a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Funds' Directors and officers who are affiliated with WRIMCO and its affiliates. The Funds pay the fees and expenses of the Funds' other Directors.

     Waddell & Reed reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares. A major portion of the sales charge for Class A shares and the contingent deferred sales charge
(CDSC) for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of Waddell & Reed and selling broker-dealers. Waddell & Reed may compensate its financial advisors as to purchases for which there is no front-end sales charge or CDSC.

     The Funds pay all of their other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the
Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

     Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay Waddell & Reed, the principal underwriter for the Funds, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to
Class A shares, paid monthly, to reimburse Waddell & Reed for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to
Class A shareholders and/or maintenance of Class A shareholder accounts.

     Pursuant to the Principal Underwriting Agreement entered into between
Waddell & Reed and the Funds, Waddell & Reed offers each Fund's shares through its financial advisors and sales managers (the sales force) and through other broker-dealers, banks and other appropriate intermediaries.
In distributing shares through its sales force, Waddell & Reed will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits Waddell & Reed to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits Waddell & Reed to be reimbursed for amounts it expends:  in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of each Fund and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of each Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell
Class A shares of each Fund, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class A Plan for the fiscal year ended September 30, 2002 were $1,539,779 for service fees and $87,460 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $4,908,111 for service fees and
$261,100 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $14,772,515 for service fees and
$821,266 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class A Plan for the fiscal year ended June 30, 2002 were $5,505,368 for service fees and $385,157 for distribution fees, respectively.

     Under the Plans adopted by the Funds for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed a service fee of up to 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of up to 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C
Plan each permit Waddell & Reed to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class B Plan for the fiscal year ended September 30, 2002 were $76,738 for service fees and $230,213 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $95,295 and
$29,226 for service fees and $285,884 and $87,781 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $221,182 and
$98,531 for service fees and $663,548 and $292,992 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class B Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $135,419 and $68,921 for service fees and $406,256 and $203,573 for distribution fees, respectively.

     Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Bond Fund under the Class C Plan for the fiscal year ended September 30, 2002 were $27,047 for service fees and $81,142 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Accumulative Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $27,809 and
$5,682 for service fees and $83,426 and $17,046 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Core Investment Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $59,099 and
$21,802 for service fees and $177,298 and $64,721 for distribution fees, respectively.

    Fees paid (or accrued) as service fees and distribution fees by
Waddell & Reed Advisors Science and Technology Fund under the Class C Plan for the fiscal periods ended June 30, 2002 and June 30, 2001 were $20,881 and $10,870 for service fees and $62,642 and $31,915 for distribution fees, respectively.

     The only Directors or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of the Plans are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through Waddell & Reed's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Funds. Each Fund anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of a Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses.
Increased Fund assets may also provide greater resources with which to pursue the goal(s) of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plans will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

    To the extent that Waddell & Reed incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the
Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

    Each Plan was approved by the Board of Directors, including the
Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Directors). The
Class A Plan was also approved by the affected shareholders of the Fund.

     Among other things, each Plan provides that (1) Waddell & Reed will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors.

    All classes of the Funds are offered through Waddell & Reed and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases as described in the Prospectus,
Waddell & Reed may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following:
1) for Class A shares purchased at NAV by clients of Legend Equities
Corporation (Legend), Waddell & Reed (or its affiliate) may pay Legend
1.00% of net assets invested; 2) for the purchase of Class B shares,
Waddell & Reed (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed (or its affiliate) may pay Legend 1.00% of net assets invested.

Custodial and Auditing Services

     The Funds' custodian is UMB Bank, n.a., and its address is 928 Grand
Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Funds' cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Funds' independent auditor, and audits the Funds' financial statements and prepares the Funds'
tax returns.

                  BROKERAGE ALLOCATION AND OTHER PRACTICES

     One of the duties undertaken by WRIMCO pursuant to the Management
Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages a Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for the Fund with those of other funds in the Waddell & Reed
Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO),
WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b)
within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

    In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of the Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which WRIMCO has investment discretion.

     Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1)
advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

     Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of
WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

     During the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999, Waddell & Reed Advisors
Bond Fund paid no brokerage commissions.

     During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Accumulative Fund
paid brokerage commissions of $17,807,988, $8,018,035, $15,555,061 and
$12,704,046, respectively.

    During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Core Investment
Fund paid brokerage commissions of $6,126,785, $4,122,069, $7,255,493 and
$6,743,644, respectively.

    During the fiscal periods ended June 30, 2002, June 30, 2001, December
31, 2000 and December 31, 1999, Waddell & Reed Advisors Science and
Technology Fund paid brokerage commissions of $4,663,748, $2,382,807,
$2,140,483 and $935,732, respectively.

    These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker or buys from a broker securities owned by the broker.

     During the fiscal periods ended September 30, 2002 and September 30,
2001, Waddell & Reed Advisors Bond Fund had no transactions and commissions with brokers who provided research services.

     For Waddell & Reed Advisors Accumulative Fund, during the Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled $12,371,504,390 and
$6,305,386,293, respectively, on which $15,847,467 and $7,262,393, respectively, in brokerage commissions were paid.

    For Waddell & Reed Advisors Core Investment Fund, during the Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled $3,263,650,434 and
$1,798,245,305, respectively, on which $4,501,462 and $2,766,741, respectively, in brokerage commissions were paid.

    For Waddell & Reed Advisors Science and Technology Fund, during the
Fund's fiscal periods ended June 30, 2002 and June 30, 2001, the transactions, other than principal transactions, which were directed to brokers who provided research services as well as execution totaled
$1,254,397,512 and $1,244,280,509, respectively, on which $2,483,476 and
$1,595,797, respectively, in brokerage commissions were paid.

    These transactions were allocated to these brokers by the internal allocation procedures described above.

     As of June 30, 2002, Waddell & Reed Advisors Accumulative Fund owned
Goldman Sachs Group, Inc. (The), Merrill Lynch & Co., Inc., Morgan Stanley
Dean Witter & Co. and Morgan (J.P.) Securities Inc. securities in the aggregate amounts of $22,005,000, $28,350,000, $17,232,000 and $609,000,
respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman,
Sachs & Co., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Morgan Stanley Dean Witter & Co. is the parent of Morgan Stanley
& Co. Incorporated, a regular broker of the Fund. Morgan (J.P.) Securities
Inc. is a regular broker of the Fund.

     As of June 30, 2002, Waddell & Reed Advisors Core Investment Fund
owned Goldman Sachs Group, Inc. (The) securities in the aggregate amount of
$139,988,475. Goldman Sachs Group, Inc. (The) is the parent of Goldman,
Sachs & Co., a regular broker of the Fund.

     As of June 30, 2002, Waddell & Reed Advisors Science and Technology
Fund owned Bank One Corporation and Morgan (J.P.) Securities Inc.
securities in the aggregate amounts of $23,000,000 and $10,665,000, respectively. Bank One Corporation is the parent of Banc One Capital
Corporation, a regular broker of the Fund. Morgan (J.P.) Securities Inc. is a regular broker of the Fund.

                                CAPITAL STOCK

The Shares of the Funds

    The shares of each of the Funds represent an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

    Each Fund offers four classes of its shares:  Class A, Class B, Class
C and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differ as follows:  each class of shares has exclusive voting rights on matters appropriately limited to that class;
Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a
CDSC; Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the
Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; and Class Y shares, which are designated for institutional investors, have no sales charge nor ongoing distribution and/or service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of
Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of a Fund. Shares are fully paid and nonassessable when purchased.

    The Corporation does not hold annual meetings of shareholders;
however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by the Corporation of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors.
To the extent that Section 16(c) of the 1940 Act applies to a Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of that
Fund's outstanding shares.

     Each share of each Fund (regardless of class) is entitled to one vote.
On certain matters such as the election of Directors, all shares of all of the four Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management
Agreement for the other Funds.

                PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

    Minimum Initial and Subsequent Investments

     For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50
minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account or through a payroll deduction. A minimum initial investment of $25 is applicable to purchases made through payroll deductions or for certain retirement plan accounts of employees of Waddell & Reed, WRIMCO and their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the
Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc.

     For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

Reduced Sales Charges (Applicable to Class A shares only)

    Account Grouping

     Large purchases of Class A shares are subject to lower sales charges.
The schedule of breakpoints and reduced sales charges appears in the
Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories.

1.  Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust
    Form);

2.  Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse);

3.  Purchases by that individual or his or her spouse in their joint account;

4.  Purchases by that individual or his or her spouse for the account of their child under age 21;

5.  Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors
    Act (UGMA) account;

6.  Purchases by that individual or his or her spouse for his or her individual retirement account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
    (the Code), provided that such purchases are subject to a sales charge
    (See Net Asset Value Purchases), tax-sheltered annuity account (TSA)
    or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and

7.  Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

    For the foregoing categories, an individual's domestic partner may be treated as his or her spouse.

    Examples:

    A.   Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

    B.   H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

    C.   H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

    D.   X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.)

     All purchases of Class A shares made for a participant in a multi-
participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A: H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B: H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become
           participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through
           7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

     All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.)
All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.)  All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example: Corporation X sets up a defined benefit plan; its subsidiary,
         Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

     All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in
Account Grouping.

     Account grouping as described above is available under the following circumstances.

    One-time Purchases

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed is advised that the purchases are entitled to grouping.

    Rights of Accumulation

     If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the
NAV of the existing account as of the date the new purchase is accepted by
Waddell & Reed for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge of 4.75%. H's original
         purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed that the purchaser is entitled to a reduced charge and provide Waddell & Reed with the name and number of the existing account(s) with which the purchase may be combined.

    Letter of Intent

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
         H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell
         & Reed of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest
         $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of
         $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     If a purchaser holds shares which have been purchased under a contractual plan, the shares held under the plan will be taken into account in determining the amount which must be invested under the LOI only if the contractual plan has been completed.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. With respect to LOIs for
$2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the
LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed within twenty (20) days of Waddell & Reed's request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed to sell, the shares covered by the LOI.

     The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

     LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

    Other Funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and
 Waddell & Reed InvestEd Portfolios, Inc.

     For clients of Waddell & Reed and Legend, reduced sales charges for larger purchases of Class A shares apply to
purchases of any of the Class A shares of any of the funds in the Waddell &
Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors
Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc.
subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Waddell & Reed Advisors Cash Management, Inc. or W&R Funds, Inc. Money
Market Fund that were acquired by exchange of another Waddell & Reed
Advisors Fund, W&R Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc.
Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by Waddell &
Reed established for any of these eligible purchasers may also be at NAV.
Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at
NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by Waddell & Reed or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from
Waddell & Reed, a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.

     Until December 31, 2003, Class A shares may be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the
Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.

     Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

    Purchases of Class A shares by Friends of the Firm which include certain persons who have an existing relationship with Waddell & Reed or any of its affiliates may be made at NAV.

     Purchases of Class A shares in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records, may be made at NAV.

    Purchases of Class A shares in retirement plan accounts held in the
Waddell & Reed Advisors Retirement Plan, offered and distributed by
Nationwide Investment Services Corporation through Nationwide Trust
Company, FSB retirement programs, may be made at NAV.

    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan may be made at NAV.

     Purchases of Class A shares by certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of Waddell & Reed Advisors Accumulative Fund, may be made at NAV.

Reasons for Differences in the Public Offering Price of Class A Shares

     As described herein and in the Prospectus, there are a number of instances in which a Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation.
See the table of breakpoints in sales charges in the Prospectus for the
Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc.
(as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows.
Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the
NAV per share of all shares sold or issued.

The Class B and Class C CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to Waddell & Reed

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Directors of the
  Fund, Directors of affiliated companies, current or retired officers of the Fund, employees of Waddell & Reed and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund  (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

* redemptions the proceeds of which are reinvested within forty-five (45)
  days in shares of the same class of the Fund as that redeemed

* the exercise of certain exchange privileges

* redemptions effected pursuant to each Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than
  $500

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Flexible Withdrawal Service for Class A, Class B and Class C Shareholders

     If you qualify, you may arrange to receive through the Flexible
Withdrawal Service (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class
C shares that you own of any of the funds in the Waddell & Reed Advisors
Funds or W&R Funds, Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class
C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 24% of the account value.
Applicable forms to start the Service are available through Waddell & Reed
Services Company.

     The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. As noted
above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

     To qualify for the Service, you must have invested at least $10,000 in
Class A, Class B or Class C shares which you still own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.; or, you must own
Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

     You can choose to have shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to one-
twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the Plan
Custodian for use of the Service.

     If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service.

     The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease.
When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The
Fund can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds,
W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.

    Class A Share Exchanges

     Once a sales charge has been paid on Class A shares of a fund in the
Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc., these shares and any shares added due to reinvested dividends or distributions paid on those shares may be freely exchanged for
Class A shares of another fund in the Waddell & Reed Advisors Funds, W&R
Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc. The shares you exchange must be worth at least $100 or you must already own shares of the fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell &
Reed InvestEd Portfolios, Inc. into which you want to exchange.

     You may exchange Class A shares you own in another fund in the Waddell
& Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc. for Class A shares of a Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may be one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same, for this purpose, as shares on which a sales charge was paid.

     Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell &
Reed Advisors Fixed Income Funds, Inc. Government Securities Fund, Waddell
& Reed Advisors Fixed Income Funds, Inc. Limited-Term Bond Fund, Waddell &
Reed Advisors Municipal High Income Fund, Inc., W&R Funds, Inc. Municipal
Bond Fund and W&R Funds, Inc. Limited-Term Bond Fund are the exceptions and special rules apply. Class A shares of any of these funds may be exchanged for Class A shares of any of the other Funds in Waddell & Reed Advisors
Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. only if
(1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently,
5.75%), or (2) the shares have been held from the date of original purchase for at least six months.

     Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Waddell & Reed Advisors Cash
Management, Inc. automatically exchanged each month into Class A shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class A shares of that fund. The shares of Waddell & Reed
Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the Waddell & Reed Advisors Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

     You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of the Fund if you meet the criteria for purchasing
Class Y shares.

    Class B Share Exchanges

     You may exchange Class B shares of a Fund for Class B shares of other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell
& Reed InvestEd Portfolios, Inc. without charge.

    The redemption of a Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class B shares of Waddell &
Reed Advisors Cash Management, Inc. automatically exchanged each month into
Class B shares of a Fund or any other fund in the Waddell & Reed Advisors
Funds, provided you already own Class B shares of that fund. The shares of
Waddell & Reed Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least
$25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

   Class C Share Exchanges

     You may exchange Class C shares of a Fund for Class C shares of other funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell
& Reed InvestEd Portfolios, Inc. without charge.

    The redemption of a Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class C shares of Waddell &
Reed Advisors Cash Management, Inc. automatically exchanged each month into
Class C shares of a Fund or any other fund in the Waddell & Reed Advisors
Funds, provided you already own Class C shares of a fund. The shares of
Waddell & Reed Advisors Cash Management, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least
$25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

    Class Y Share Exchanges

     Class Y shares of a Fund may be exchanged for Class Y shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. or for
Class A shares of Waddell & Reed Advisors Cash Management, Inc.

    General Exchange Information

     You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Waddell & Reed
Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
Inc. may be sold only within the United States and the Commonwealth of
Puerto Rico.

    The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Funds. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

     These exchange rights may be eliminated or modified at any time by the
Funds, upon notice in certain circumstances. The Funds may limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

     Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Fund reserve the right to discontinue offering Fund shares for purchase.

Retirement Plans and Other Tax-Advantaged Savings Accounts

     Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, Waddell & Reed offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Funds (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.). The
dollar limits specified below are for 2002 for Federal income tax purposes and may change for subsequent years.

      Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the 2002 through 2004 calendar years, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. For a married couple, the maximum annual contribution is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse)
or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

    An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code or a government plan under Section 457 of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within
60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an
IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed.

    Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar
Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). For a married couple, the annual maximum is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

    In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

      Coverdell Education Savings Accounts (formerly, Education IRAs).
Although not technically for retirement savings, Coverdell Education
Savings Accounts provide a vehicle for saving for a child's education. A
Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings
Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to
Coverdell Education Savings Accounts for the same beneficiary.
Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-
free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

      Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

      Savings Incentive Match Plans for Employees (SIMPLE Plans). An
employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans.
SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

      Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute, for 2002, up to 25%
of his or her annual earned income, with a maximum of $40,000.

      457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

      TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the
Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

      Pension and Profit-Sharing Plans, including 401(k) Plans. With a
401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $11,000 of compensation for 2002, which may be increased each year based on cost-of-
living adjustments.

    More detailed information about these arrangements and applicable forms are available from Waddell & Reed. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

     The Prospectus gives information as to redemption procedures.
Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring
NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule
18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

     The Funds offer a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the
NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within forty-five (45) days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of a Fund. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

    There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within forty-
five (45) days after your redemption request was received. You can do this only once as to Class B and Class C shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

     Each Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The
Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted sixty (60)
days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

     The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to
Waddell & Reed, the Fund's underwriter. The price makeup as of June 30,
2002, which is the date of the most recent balance sheet for the Waddell &
Reed Advisors Accumulative, Waddell & Reed Advisors Core Investment and
Waddell & Reed Advisors Science and Technology Funds incorporated into this
SAI by reference, were as follows:

    Waddell & Reed Advisors Accumulative Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $5.63
    Add:  selling commission (5.75% of offering price)          .34
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $5.97
                                                              =====

    Waddell & Reed Advisors Core Investment Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $4.95
    Add:  selling commission (5.75% of offering price)          .30
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $5.25
                                                              =====

   Waddell & Reed Advisors Science and Technology Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $7.30
    Add:  selling commission (5.75% of offering price)          .45
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $7.75
                                                              =====

     The price makeup for Waddell & Reed Advisors Bond Fund as of September
30, 2002, which is the date of the most recent balance sheet for this Fund incorporated into this SAI by reference, was as follows:

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) .........................   $6.49
    Add:  selling commission (5.75% of offering price)         0.40
                                                              -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) .....................   $6.89
                                                              =====

     The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order.
The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, or an authorized third party, properly receives and accepts your order. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

     Waddell & Reed need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

     The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

     The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-
party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

     Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is
4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price.
Conversely, the value of a futures contract sold by a Fund will be either the closing purchase price or the asked price.

     When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that the
Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of the Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of the Fund conducted on a spot
(that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Funds' Board of
Directors. They are accounted for in the same manner as exchange-listed puts.

                            TAXATION OF THE FUND

General

    Each Fund has qualified since its inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income
(consisting generally of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To continue to qualify for treatment as a
RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10%
of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Dividends and distributions declared by a Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in
December even if the Fund pays them during the following January.
Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares.
Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

    Each Fund will be subject to a nondeductible 4% excise tax (Excise
Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise
Tax.

Income from Foreign Securities

    Dividends and interest received, and gains realized, by a Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Each Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:  (1) at least 75% of its gross income is passive or (2) an average of at least 50%
of its assets produce, or are held for the production of, passive income.
Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    Each Fund may elect to mark to market its stock in any PFIC. Marking-
to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss)
the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

    Under Section 988 of the Code, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts,
(2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies,
(3)on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.
These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

    The use of hedging and option income strategies, such as writing
(selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

    Any income a Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain.
If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

    Certain futures contracts, forward currency contracts and listed non-
equity options (that is, certain listed options, such as those on a broad-
based securities index) in which the Funds may invest will be Section 1256 contracts. Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and
60% of any net realized gains or losses from any actual sales of Section
1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. A
Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise
Tax, even though it may not have closed the transactions and received cash to pay the distributions.

    Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-
market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a
Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made.
Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the
Funds are not entirely clear.

     If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument
(other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a
Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Municipal Zero Coupon and OID Securities

     Certain Funds may acquire municipal bonds with zero coupon or municipal securities issued with OID. As the holder of those securities, a
Fund must account for the OID that accrues on such tax-exempt securities and must include in its income the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because a Fund annually must distribute substantially all of its investment company taxable income and net tax-
exempt income, including any accrued OID, to satisfy the Distribution
Requirement and (with respect to taxable income) avoid imposition of the
Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary.
The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Corporate Zero Coupon and Payment-in-Kind Securities

     Certain Funds may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, a Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as payment-in-kind securities. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise
Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.
Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

                                 UNDERWRITER

     Waddell & Reed acts as principal underwriter and distributor of the
Funds' shares pursuant to an underwriting agreement entered into between
Waddell & Reed and the Fund (the Underwriting Agreement). The Underwriting
Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that
Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. Waddell & Reed is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

     The dollar amounts of underwriting commissions for Class A shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $3,323,638, $2,103,164,
$766,529 and $1,651,533, respectively.

     The dollar amounts of underwriting commissions for Class B shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $81,005, $26,572,
$4,677 and $1, respectively.

     The dollar amounts of underwriting commissions for Class C shares of
Bond Fund for the fiscal periods ended September 30, 2002, September 30,
2001, September 30, 2000 and December 31, 1999 were $4,257, $2,855, $388 and $65, respectively.

     The amounts retained by Waddell & Reed for Bond Fund for the fiscal periods ended September 30, 2002, September 30, 2001, September 30, 2000
and December 31, 1999 were, in the aggregate, $1,037,026, $593,668,
$210,070 and $640,308, respectively.

     The dollar amount of underwriting commissions for Class A shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $5,167,437, $2,625,523,
$3,382,522 and $3,990,870, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $80,323, $26,344, $7,132 and $96, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Accumulative Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $3,439, $1,500, $1,324 and $0, respectively.

     The amounts retained by Waddell & Reed for Accumulative Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31, 2000 and
December 31, 1999 were, in the aggregate, $1,681,058, $845,384, $1,105,461 and $1,609,366, respectively.

    The dollar amount of underwriting commissions for Class A shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $11,246,196, $7,737,278,
$16,003,927 and $19,666,101, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $219,578, $85,455,
$90,255 and $437, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Core Investment Fund for the fiscal periods ended June 30, 2002, June 30,
2001, December 31, 2000 and December 31, 1999 were $7,874, $6,623, $8,823 and $58, respectively.

     The amounts retained by Waddell & Reed for Core Investment Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31, 2000 and December 31, 1999 were, in the aggregate, $4,309,420, $2,791,517,
$5,495,436 and $8,013,739, respectively.

    The dollar amount of underwriting commissions for Class A shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $4,953,135,
$3,338,229, $12,267,878 and $9,964,502, respectively.

     The dollar amount of underwriting commissions for Class B shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $102,460,
$39,363, $76,514 and $391, respectively.

     The dollar amount of underwriting commissions for Class C shares of
Science and Technology Fund for the fiscal periods ended June 30, 2002,
June 30, 2001, December 31, 2000 and December 31, 1999 were $2,092, $960,
$14,317 and $32, respectively.

     The amounts retained by Waddell & Reed for Science and Technology Fund for the fiscal periods ended June 30, 2002, June 30, 2001, December 31,
2000 and December 31, 1999 were, in the aggregate, $2,123,524, $1,197,275,
$3,957,809 and $3,819,719, respectively.

                           PERFORMANCE INFORMATION

     Waddell & Reed or the Funds may, from time to time, publish, for any of the Funds, total return information, yield information and/or performance rankings in advertisements and sales materials.

Average Annual Total Returns (Before Taxes)

    Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

              n
       P(1 + T) = ERV

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = period covered by computation expressed in years
           ERV = ending redeemable value of a hypothetical $1,000
             payment made at the beginning of the 1-, 5-, or 10-year
             periods at the end of the 1-, 5-, or 10-year periods (or
             fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

     The average annual total return quotations before taxes for Class A shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                                With       Without
                                             Sales Load   Sales Load
                                              Deducted     Deducted
One year period from October 1, 2001 to
  September 30, 2002:                           1.48%      7.67%
Five-year period from October 1, 1997 to
  September 30, 2002                            5.39%      6.64%
Ten-year period from October 1, 1992 to
  September 30, 2002                            6.29%      6.92%

    The average annual total return quotations before taxes for Class A shares with sales load deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year    Five-year      Ten-year
                                period from  period from   period from
                                 7-1-01 to    7-1-97 to     7-1-92 to
                                  6-30-02      6-30-02       6-30-02
Accumulative Fund                 -20.21%       7.66%        12.10%
Core Investment Fund              -21.83%       3.07%        10.38%
Science and Technology Fund       -24.35%      13.79%        15.99%

   The average annual total return quotations before taxes for Class A shares without sales load deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year    Five-year      Ten-year
                                period from  period from   period from
                                 7-1-01 to    7-1-97 to     7-1-92 to
                                  6-30-02      6-30-02       6-30-02
Accumulative Fund                 -15.34%       8.94%        12.76%
Core Investment Fund              -17.06%       4.30%        11.03%
Science and Technology Fund       -19.74%      15.15%        16.68%

    The average annual total return quotations before taxes for Class B shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet inorporated into this SAI by reference, for the periods shown were as follows:

                                                With       Without
                                                CDSC         CDSC
                                              Deducted     Deducted
One year period from October 1, 2001 to
  September 30, 2002:                           2.75%      6.75%
Period from September 9, 1999* to
  September 30, 2002                            6.36%      7.21%

*Commencement of operations.

     The average annual total return quotations before taxes for Class B shares of each Fund with the maximum CDSC deducted as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this
SAI by reference, for the periods shown were as follows:

                                  One-year      Period from
                                period from       10-4-99*
                                 7-1-01 to           to
                                  6-30-02         6-30-02
Accumulative Fund                 -19.22%          2.56%
Core Investment Fund              -21.18%         -5.57%
Science and Technology Fund       -23.94%         -4.38%

*Class inception.

     The average annual total return quotations before taxes for the Class
B shares of each fund without the maximum CDSC deducted as of June 30,
2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown was as follows:

                                  One-year      Period from
                                period from       10-4-99*
                                 7-1-01 to           to
                                  6-30-02         6-30-02
Accumulative Fund                 -16.29%          3.25%
Core Investment Fund              -18.05%         -4.82%
Science and Technology Fund       -20.83%         -3.73%

*Class inception.

     The average annual total return quotations before taxes for Class C shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                           6.77%
Period from September 9, 1999* to
  September 30, 2002                            7.18%

*Commencement of operations.

     The average annual total return quotations before taxes for the Class
C shares of each fund as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Period from
                                period from       class
                                 7-1-01 to     inception* to
                                  6-30-02        6-30-02
Accumulative Fund                 -16.18%          2.82%
Core Investment Fund              -18.05%         -4.81%
Science and Technology Fund       -20.80%         -3.69%

*For Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, October 4, 1999; and for Waddell &
Reed Advisors Accumulative Fund, October 6, 1999.

     The average annual total return quotations before taxes for Class Y shares of Waddell & Reed Advisors Bond Fund as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One-year period from October 1, 2001 to
  September 30, 2002:                           7.99%
Five-year period from October 1, 1997 to
  September 30, 2002                            6.93%
Period from June 19, 1995* to
  September 30, 2002                            7.15%

*Commencement of operations.

     The average annual total return quotations before taxes for Class Y shares as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year    Five-year    Period from
                               period from  period from      class
                                 7-1-01 to    7-1-97 to   inception* to
                                  6-30-02      6-30-02      6-30-02
Accumulative Fund                 -15.16%       9.13%       12.75%
Core Investment Fund              -16.78%       4.52%       10.02%
Science and Technology Fund       -19.32%      15.50%       12.71%

*For Waddell & Reed Advisors Core Investment Fund, June 19, 1995; for
Waddell & Reed Advisors Accumulative Fund, July 11, 1995; and for Waddell &
Reed Advisors Science and Technology Fund February 27, 1996.

Average Annual Total Returns (After Taxes on Distributions)

     Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

             n
      P(1 + T) = ATVD

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return (after taxes on distributions)
             n = period covered by computation expressed in years
          ATVD = ending value of a hypothetical $1,000 payment made
                 at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on
                 redemption.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     The Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the
Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with
Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the Federal alternative minimum tax.

     The average annual total return quotations for Class A shares of
Waddell & Reed Advisors Bond Fund, after taxes on distributions and with the maximum sales load deducted, as of September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                          -0.68%
Five-year period from October 1, 1997 to
  September 30, 2002                            3.01%
Ten-year period from October 1, 1992 to
  September 30, 2002                            3.59%

    The average annual total return quotations for Class A shares, after taxes on distributions and with the maximum sales load deducted, as of June
30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Five-year      Ten-year
                                period from   period from   period from
                                 7-1-01 to     7-1-97 to     7-1-92 to
                                  6-30-02       6-30-02       6-30-02
Accumulative Fund                 -23.24%        1.66%         6.85%
Core Investment Fund              -22.64%        0.19%         8.13%
Science and Technology Fund       -24.65%       10.25%        13.42%

Average Annual Total Returns (After Taxes on Distributions and Redemption
of Shares)

    Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

             n
      P(1 + T) = ATVDR

     Where:  P = a hypothetical initial payment of $1,000
             T = average annual total return (after taxes on
                 distributions and redemption)
             n = period covered by computation expressed in years
         ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial
$1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

     The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

     The average annual total return quotations for Class A shares of
Waddell & Reed Advisors Bond Fund, after taxes on distributions and redemption of shares, and with the maximum sales load deducted, as of
September 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

One year period from October 1, 2001 to
  September 30, 2002:                           1.38%
Five-year period from October 1, 1997 to
  September 30, 2002                            3.54%
Ten-year period from October 1, 1992 to
  September 30, 2002                            4.08%

    The average annual total return quotations for Class A shares, after taxes on distributions and redemption of shares, and with the maximum sales load deducted, as of June 30, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                  One-year     Five-year      Ten-year
                                period from   period from   period from
                                 7-1-01 to     7-1-97 to     7-1-92 to
                                  6-30-02       6-30-02       6-30-02
Accumulative Fund                 -10.10%        5.16%         8.53%
Core Investment Fund              -12.35%        3.09%         8.88%
Science and Technology Fund       -14.50%       12.26%        13.96%

    The Funds may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Yield

     Yield refers to the income generated by an investment in a Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                                         6
          Yield = 2 ((((a - b)/cd)+1)  -1)

Where with respect to a particular class of the Fund:
              a = dividends and interest earned during the period.
              b = expenses accrued for the period (net of reimbursements).
              c = the average daily number of shares of the
                  class outstanding during the period that were entitled to
                  receive dividends.
              d = the maximum offering price per share of the
                  class on the last day of the period.

    The yield for Class A shares of Waddell & Reed Advisors Bond Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.99%. The yield for Class B shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.30%. The yield for Class C shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 3.33%. The yield for Class Y shares of the Fund computed according to the formula for the 30-day period ended on September
30, 2002, the date of the most recent balance sheet incorporated into this
SAI by reference, is 4.51%.

     Change in yields primarily reflect different interest rates received by the Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses of the applicable class.

Performance Rankings and Other Information

    Waddell & Reed or the Funds may also, from time to time, publish in advertisements or sales material a Fund's performance rankings as published by recognized independent mutual fund statistical services such as Lipper
Analytical Services, Inc., or by publications of general interest such as
The Wall Street Journal, Business Week, Barron's, Fortune, Morningstar,
etc. Each class of a Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the
Standard & Poor's 500 Composite Stock Index and the Dow Jones Industrial
Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, a Fund may provide additional information, such as the particular category to which it relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

    All performance information that a Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Fund's shares when redeemed may be more or less than their original cost.

                            FINANCIAL STATEMENTS

    The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Funds' Annual Reports to
Shareholders which are available upon request. The most current Shareholder reports for each of the Funds is:  for Waddell & Reed Advisors Accumulative
Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, the Annual Report to Shareholders
dated June 30, 2002; and for Waddell & Reed Advisors Bond Fund,  the Annual
Report to Shareholders dated September 30, 2002.

                                 APPENDIX A

      The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A
Standard & Poor's (S&P) corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    A brief description of the applicable S&P rating symbols and their meanings follow:

    AAA -- Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

    BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI -- The rating CI is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

    Moody's Corporation (Moody's). A brief description of the applicable
Moody's rating symbols and their meanings follows:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   DESCRIPTION OF PREFERRED STOCK RATINGS

    Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    Moody's. Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of
Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated
Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1)
leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated
Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
  --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

    The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3 Speculative capacity to pay principal and interest.

      Moody's. Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment
Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

    MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

       Fitch Ratings-National Short-term Credit Ratings: F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

    F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

    F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

    B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

    C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country.
Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D-Indicates actual or imminent payment default.

    Notes to Short-term national rating:

    + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

    Ratings Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                              APPENDIX B

Report of Independent Certified Public Accountants

To the Board of Trustees and
Shareholders of Ivy Fund

In our opinion, the accompanying statements of changes in net assets and the financial highlights present fairly, in all material respects, the changes in net assets of Ivy Cundill Global Value Fund, Ivy Developing
Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global
Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy
International Fund, Ivy International Small Companies Fund, Ivy
International Value Fund, Ivy Pacific Opportunities Fund, Ivy Growth Fund,
Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund, Ivy Bond Fund and Ivy
Money Market Fund (constituting portfolios within Ivy Fund, hereafter referred to as the "Fund") for the year ended December 31, 2001 and the financial highlights for each of the periods indicated through the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 8, 2002

                                   PART C

                             OTHER INFORMATION

ITEM 15.  Indemnification.

    Reference is made  to Article SEVENTH  paragraph 6(b) through 6(f)  of the Articles  of Incorporation,  as amended,  filed April 18,  1995 as  EX-
99.B1-charter to the Post-Effective  Amendment No. 117 to the  Registration
Statement on Form N-1A*;  Article IX  of the Bylaws,  as amended, filed  by
EDGAR  on  December 15,   2000  as  EX-99.B(b)wrabylaw  to   Post-Effective
Amendment No. 126  to  the Registration  Statement  on Form N-1A*;  and  to
Article IV of the Underwriting Agreement filed April 18, 1995 as  EX-99.B6-
ufua to Post-Effective Amendment  No. 117 to the Registration Statement  on
Form N-1A*, each of which provide indemnification. Also refer to Section 2-
418 of the  Maryland General Corporation  Law regarding indemnification  of directors, officers, employees and agents.

    Registrant undertakes to carry  out all indemnification provisions  of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330  (September 4,
1980) and successor releases.

    Insofar as indemnification for  liability arising under the 1933  Act, as amended, may be provided to directors, officers and controlling  persons of the Registrant pursuant  to the foregoing provisions, or otherwise,  the
Registrant has  been advised  that in  the  opinion of  the Securities  and
Exchange Commission  such  indemnification  is  against  public  policy  as expressed in the Act and is, therefore, unenforceable. In the event that  a claim for indemnification against such liabilities (other than the  payment by the Registrant of  expenses incurred or paid  by a director, officer  or controlling person  of the  Registrant  in the  successful defense  of  any action, suit  or proceeding)  is  asserted by  such director,  officer,  or controlling person in connection with the securities being registered,  the
Registrant will, unless in the opinion  of its counsel the matter has  been settled  by  controlling  precedent,  submit  to  a  court  of  appropriate jurisdiction the  question whether such  indemnification by  it is  against public policy as  expressed in the  Act and will  be governed by the  final adjudication of such issue.

ITEM 16.  Exhibits

Exhibit
Number    Description
(1)(a)  Articles of Incorporation, as amended, filed by EDGAR on April 18, 1995 as EX-99.B1-charter to the Post-
        Effective Amendment No. 117 to the Registration
        Statement on Form N-1A*

(1)(b)  Articles Supplementary as proposed, filed by EDGAR on
        April 18, 1995 as EX-99.B1-ufartsup to the Post-
        Effective Amendment No. 117 to the Registration
        Statement on Form N-1A*

(1)(c)  Articles Supplementary filed by EDGAR on
        September 16, 1999 as EX-99.B(a)ufartsup to the Post-
        Effective Amendment No. 124 to the Registration
        Statement on Form N-1A*

(1)(d)  Articles Supplementary filed by EDGAR on April 27,
        2000 as EX-99.B(a)ufartsup to 1940 Act Amendment
        No. 32 to the Registration Statement on Form N-1A*

(1)(e)  Articles of Amendment filed by EDGAR on June 28, 2000 as EX-99.B(a)ufartsup to Post-Effective Amendment
        No. 125 to the Registration Statement on Form N-1A*

(1)(f)  Articles of Amendment filed by EDGAR on December 15,
        2000 as EX-99.B(a)wraartamd to Post-Effective
        Amendment No. 126 to the Registration Statement on
        Form N-1A*

(1)(g)  Articles of Amendment for Reallocation of Shares
        dated August 21, 2002, filed by EDGAR on October 15,
        2002 as EX-99.B(a)wraartamend to Post-Effective
        Amendment No. 130 to the Registration Statement on
        Form N-1A*

(2)(a)  Bylaws, as amended, filed by EDGAR on March 26, 1997 as EX-99.B2-ufbylaw to Post-Effective Amendment
        No. 119 to the Registration Statement on Form N-1A*

(2)(b)  Amendment to Bylaws filed by EDGAR on April 1, 1999
        as EX-99.B2-ufamend to Post-Effective Amendment
        No. 123 to the Registration Statement on Form N-1A*

(2)(c)  Amendment to Bylaws filed by EDGAR on December 15,
        2000 as EX-99.B(b)wrabylaw to Post-Effective
        Amendment No. 126 to the Registration Statement on
        Form N-1A*

(3)     Not applicable

(4)(a)  Form of Agreement and Plan of Reorganization by and
        between Ivy Fund, on behalf of Ivy Growth Fund, and
        Waddell & Reed Advisors Funds, Inc., on behalf of
        Waddell & Reed Advisors Accumulative Fund (filed as
        Appendix A to Part A of this registration statement)

(4)(b)  Form of Agreement and Plan of Reorganization by and
        between Ivy Fund, on behalf of Ivy Bond Fund, and
        Waddell & Reed Advisors Funds, Inc., on behalf of
        Waddell & Reed Advisors Bond Fund (filed as Appendix
        A to Part A of this registration statement)

(5)     See Articles Fifth and Seventh of Exhibit (1)(a), above,
        as amended, and Articles I and IV of Exhibit (2)(a),
        above, as amended

(6)     Investment Management Agreement, as amended and
        restated, filed by EDGAR on October 15, 2002 as EX-
        99.B(d)wraima to Post-Effective Amendment No. 130 to
        the Registration Statement on Form N-1A*

(7)(a)  Underwriting Agreement, dated February 8, 1995, filed by EDGAR on April 18, 1995 as EX-99.B6-ufua to the
        Post-Effective Amendment No. 117 to the Registration
        on Form N-1A*

(7)(b)  Amendment to Underwriting Agreement, dated July 24,
        2002, filed by EDGAR on October 15, 2002 as EX-
        99.B(e)wrauadel to Post-Effective Amendment No. 130
        to the Registration Statement on Form N-1A*

(8)     Not applicable

(9)(a)  Custodian Agreement, as amended, filed by EDGAR on
        April 27, 2000 as EX-99.B(h) ufca to 1940 Act
        Amendment No. 32 to the Registration Statement on
        Form N-1A*

(9)(b)  Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on October 25, 2001 as EX-
        99.B(g)wracaamend to Post-Effective Amendment No. 128
        to the Registration Statement on Form N-1A*

(9)(c)  Delegation Agreement, dated July 1, 2001, filed by
        EDGAR on October 25, 2001 as EX-99B(g)wracadel to
        Post-Effective Amendment No. 128 to the Registration
        Statement on Form N-1A*

(10)(a) Distribution and Service Plan, as amended, filed by
        EDGAR on January 29, 1999 as EX-99.B15-ufd&spca to
        Post-Effective Amendment No. 122 to the Registration
        Statement on Form N-1A*

(10)(b) Distribution and Service Plan for Class B shares
        filed by EDGAR on September 16, 1999 as EX-
        99.B(m)ufdspb to the Post-Effective Amendment No. 124
        to the Registration Statement on Form N-1A*

(10)(c) Distribution and Service Plan for Class C shares
        filed by EDGAR on September 16, 1999 as EX-
        99.B(m)ufdspc to the Post-Effective Amendment No. 124
        to the Registration Statement on Form N-1A*

(10)(d) Multiple Class Plan, as amended November 14, 2001,
        filed by EDGAR on December 21, 2001 as EX-
        99.B(o)wramcp to Post-Effective Amendment No. 129 to
        the Registration Statement on Form N-1A*

(11)(a) Opinion and Consent of Counsel with respect to WRA
        Accumulative Fund

(11)(b) Opinion and Consent of Counsel with respect to WRA
        Bond Fund

(12)(a) Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax
        Matters and Consequences to Shareholders with respect
        to WRA Accumulative Fund

(12)(b) Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax
        Matters and Consequences to Shareholders with respect
        to WRA Bond Fund

(13)(a) Shareholder Servicing Agreement, as amended
        August 22, 2001, filed by EDGAR on October 25, 2001
        as EX-99.B(h) wrassa to Post-Effective Amendment
        No. 128 to the Registration Statement on Form N-1A*

(13)(b) Amendment to the Shareholder Servicing Agreement,
        dated July 24, 2002, filed by EDGAR on October 15,
        2002 as EX-99.B(h)wrassadel to Post-Effective
        Amendment No. 130 to the Registration Statement on
        Form N-1A*

(13)(c) Compensation Table (Exhibit B) to the Shareholder
        Servicing Agreement, as amended, filed by EDGAR on
        December 21, 2001 as EX-99.B(h)wrassacomp to Post-
        Effective Amendment No. 129 to the Registration
        Statement on Form N-1A*

(13)(d) Exhibit C, Fidelity Bond, to the Shareholder
        Servicing Agreement, effective August 21, 2002, filed
        by EDGAR on October 15, 2002 as EX-99.B(h)wrassafidbd
        to Post-Effective Amendment No. 130 to the
        Registration Statement on Form N-1A*

(13)(e) Accounting Services Agreement filed by EDGAR on
        April 18, 1995 as EX-99.B9-ufasa to the Post-
        Effective Amendment No. 117 to the Registration
        Statement on Form N-1A*

(13)(f) Amendment to Accounting Services Agreement filed by
        EDGAR on December 15, 2000 as EX-99.B(h)wraasaamend
        to Post-Effective Amendment No. 126 to the
        Registration Statement on Form N-1A*

(13)(g) Service Agreement filed by EDGAR on August 11, 1993
        as Exhibit (b)(15) to Post-Effective Amendment
        No. 114 to the Registration Statement on Form N-1A*

(13)(h) Amendment to Service Agreement filed by EDGAR on
        April 18, 1995 as EX-99.B9-ufsaa to the Post-
        Effective Amendment No. 117 to the Registration
        Statement on Form N-1A*

(13)(i) Class Y Letter of Understanding filed by EDGAR on
        March 28, 1996 as EX-99.B9-uflou to the Post-
        Effective Amendment No. 118 to the Registration
        Statement on Form N-1A*

(14)(a) Consent of Deloitte & Touche LLP with respect to WRA
        Advisors Funds, Inc.

(14)(b) Consent of Deloitte & Touche LLP with respect to Ivy
        Funds

(14)(c) Consent of PriceWaterhouseCoopers LLP with respect to
        Ivy Funds

(15)    Not applicable

(16)    Power of Attorney appointing Keith A. Tucker, Daniel
        C. Schulte and Kristen A. Richards as attorneys and
        agents of Waddell & Reed Advisors Funds, Inc.

(17)(a) Code of Ethics, as revised, filed by EDGAR on
        December 15, 2000 as EX-99.B(p)wracode to Post-
        Effective Amendment No. 126 to the Registration
        Statement on Form N-1A*

(17)(b) Form of Proxy Card of Ivy Growth Fund

(17)(c) Form of Proxy Card of Ivy Bond Fund

(17)(d)(i)    Prospectus for Shares of the Ivy Bond Fund and the
              Ivy Growth Fund dated April 30, 2002.

(17)(d)(ii)   Statement of Additional Information for Shares of the
              Ivy Growth Fund dated April 30, 2002.

(17)(d)(iii)  Statement of Additional Information for Shares of the
              Ivy Bond Fund dated April 30, 2002.

(17)(d)(iv)   Annual Report for the fiscal year ended December 31,
              2002 for the Ivy Bond Fund and the Ivy Growth Fund.

(17)(d)(v)    Prospectus for Shares of the WRA Accumulative Fund dated
              October 15, 2002.

(17)(d)(vi)   Annual Report for the fiscal year ended June 30, 2002 for
              the WRA Accumulative Fund.

(17)(d)(vii)  Semi-Annual Report for the period ended December 31, 2002 for the WRA Accumulative Fund.

(17)(d)(viii) Prospectus for Shares of the WRA Bond Fund dated
              December 31, 2002.

(17)(d)(ix)   Annual Report for the fiscal year ended September 30,
              2002 for the WRA Bond Fund.
____________________________
* Incorporated herein by reference.

ITEM 17. Undertakings.

    (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the
Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

    (2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                 SIGNATURES

    As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the city of Overland Park, and the state of Kansas on the 17th day of March, 2003.

                             WADDELL & REED ADVISORS FUNDS, INC.

                             By: /s/ Henry J. Hermann*
                                 Henry J. Hermann, President

    As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

      Name                     Title                         Date

/s/ Keith A. Tucker*          Chairman of the Board        )
Keith A. Tucker                                            )
                                                           )
/s/ Henry J. Hermann*         President and Director       )
Henry J. Herrmann                                          )
                                                           )
/s/ Theodore W. Howard*       Vice President, Treasurer.   )
Theodore W. Howard            Principal Financial Officer  )
                              and Principal Accounting     )
                              Officer                      )

/s/ James M. Concannon*       Director                     )
James M. Concannon                                         )
                                                           )
/s/ John A. Dillingham*       Director                     )
John A. Dillingham                                         )
                                                           ) March 17, 2003
/s/ David P. Gardner*         Director                     )
David P. Gardner                                           )
                                                           )
/s/ Linda K Graves*           Director                     )
Linda K. Graves                                            )
                                                           )
/s/ Joseph Harroz, Jr.*       Director                     )
Joseph Harroz, Jr.                                         )
                                                           )
/s/ John F. Hayes*            Director                     )
John F. Hayes                                              )
                                                           )
/s/ Robert L. Hechler*        Director                     )
Robert L. Hechler                                          )
                                                           )
/s/ Glendon E. Johnson*       Director                     )
Glendon E. Johnson                                         )
                                                           )
/s/ Frank J. Ross, Jr.*       Director                     )
Frank J. Ross, Jr.                                         )
                                                           )
/s/ Eleanor B. Schwartz*      Director                     )
Eleanor B. Schwartz                                        )
                                                           )
/s/ Frederick Vogel III*      Director                     )
Frederick Vogel III                                        )
                                                           )
*By:/s/ Kristen A. Richards                                )
  Kristen A. Richards                                      )
   Attorney-in-Fact                                        )
                                                           )
ATTEST:/s/ Daniel C. Schulte                               )
  Daniel C. Schulte                                        )
  Assistant Secretary                                      )

         Index of Exhibits Filed with this Registration Statement

Exhibit
Number  Description

(4)(a)  Form of Agreement and Plan of Reorganization by and
        between Ivy Fund, on behalf of Ivy Growth Fund, and
        Waddell & Reed Advisors Funds, Inc., on behalf of
        Waddell & Reed Advisors Accumulative Fund (filed as
        Appendix A to Part A of this registration statement).

(4)(b)  Form of Agreement and Plan of Reorganization by and
        between Ivy Fund, on behalf of Ivy Bond Fund, and
        Waddell & Reed Advisors Funds, Inc., on behalf of
        Waddell & Reed Advisors Bond Fund (filed as Appendix
        A to Part A of this registration statement).

(11)(a) Opinion and Consent of Counsel with respect to WRA
        Accumulative Fund.

(11)(b) Opinion and Consent of Counsel with respect to WRA
        Bond Fund.

(12)(a) Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax
        Matters and Consequences to Shareholders with respect
        to WRA Accumulative Fund.

(12)(b) Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax
        Matters and Consequences to Shareholders with respect
        to WRA Bond Fund.

(14)(a) Consent of Deloitte & Touche LLP with respect to WRA
        Advisors Funds, Inc.

(14)(b) Consent of Deloitte & Touche LLP with respect to Ivy
        Funds.

(14)(c) Consent of PriceWaterhouseCoopers LLP with respect to
        Ivy Funds.

(16)    Power of Attorney appointing Keith A. Tucker,
        Daniel C. Schulte and Kristen A. Richards as
        attorneys and agents of Waddell & Reed Advisors
        Funds, Inc.

(17)(b) Form of Proxy Card of Ivy Growth Fund.

(17)(c) Form of Proxy Card of Ivy Bond Fund.

(17)(d)(i)    Prospectus for Shares of the Ivy Bond Fund and the
              Ivy Growth Fund dated April 30, 2002.

(17)(d)(ii)   Statement of Additional Information for Shares of the
              Ivy Growth Fund dated April 30, 2002.

(17)(d)(iii)  Statement of Additional Information for Shares of the
              Ivy Bond Fund dated April 30, 2002.

(17)(d)(iv)   Annual Report for the fiscal year ended December 31,
              2002 for the Ivy Bond Fund and the Ivy Growth Fund.

(17)(d)(v)    Prospectus for Shares of the WRA Accumulative Fund dated
              October 15, 2002.

(17)(d)(vi)   Annual Report for the fiscal year ended June 30, 2002 for
              the WRA Accumulative Fund.

(17)(d)(vii)  Semi-Annual Report for the period ended December 31, 2002 for the WRA Accumulative Fund.

(17)(d)(viii) Prospectus for Shares of the WRA Bond Fund dated
              December 31, 2002.

(17)(d)(ix)   Annual Report for the fiscal year ended September 30,
              2002 for the WRA Bond Fund.